united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares				Value
	UNAFFILIATED TRADING COMPANIES - 5.0%
104,027	ISAM Systematic Program Class ISAM (a,b) *			$ 9,347,044
114,416	Winton Diversified Trading Program Class WNTN (a,b) *			19,713,338
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $29,477,315)			29,060,382

	COMMON STOCK - 0.1%
5,204	Energy XXI Gulf Coast, Inc.			155,977
4,949	Pacific Exploration and Production Corp.			157,712
3,641	SandRidge Energy, Inc.			67,322
	TOTAL COMMON STOCK (Cost - $1,338,604)			381,011

Principal Amount ($)			Maturity
	STRUCTURED NOTE - 5.5%
$ 164,500	Barclays Bank PLC Linked Note (a,b) * (Cost $25,235,352)		1/28/2018	32,061,275
		Yield
	BONDS & NOTES - 72.8%
	ADVERTISING - 0.0% ^
155,000	Omnicom Group, Inc.	3.6000	4/15/2026	154,921

	AEROSPACE / DEFENSE - 0.1%
88,000	Boeing Co. (The)	6.8750	3/15/2039	124,243
145,000	Lockheed Martin Corp.	4.7000	5/15/2046	157,057
400,000	United Technologies Corp.	1.5000	11/1/2019	397,237
				678,537
	AGRICULTURE - 0.1%
331,000	Philip Morris International, Inc.	5.6500	5/16/2018	346,091
215,000	Reynolds American, Inc.	3.2500	6/12/2020	220,603
145,000	Reynolds American, Inc.	4.0000	6/12/2022	152,187
				718,881
	AIRLINE - 0.0% ^
65,000	Delta Air Lines, Inc.	3.6250	3/15/2022	66,352

	APPAREL - 0.0% ^
10,000	Levi Strauss & Co.	5.0000	5/1/2025	10,252

	AUTO MANUFACTURERS - 0.4%
340,000	American Honda Finance Corp.	1.7000	2/22/2019	339,630
165,000	American Honda Finance Corp.	1.2000	7/12/2019	162,779
395,000	Daimler Finance North America LLC (c)	2.2500	3/2/2020	394,758
115,000	Ford Motor Co.	7.4500	7/16/2031	145,052
115,000	General Motors Financial Co., Inc.	2.4000	5/9/2019	115,247
250,000	General Motors Financial Co., Inc.	3.1500	1/15/2020	254,281
75,000	General Motors Financial Co., Inc.	3.2000	7/13/2020	76,292
50,000	General Motors Financial Co., Inc.	3.2000	7/6/2021	50,190
700,000	Kia Motors Corp. (c)	2.6250	4/21/2021	694,866
35,000	Toyota Motor Credit Corp.	1.5500	7/13/2018	35,037
230,000	Toyota Motor Credit Corp.	1.7000	2/19/2019	230,387
				2,498,519
	AUTO PARTS & EQUIPMENT - 0.0% ^
15,000	Allison Transmission, Inc. (c)	5.0000	10/1/2024	15,150
25,000	American Axle & Manufacturing, Inc.	6.6250	10/15/2022	25,750
42,000	Delphi Automotive PLC	4.2500	1/15/2026	43,845
106,000	Delphi Corp.	4.1500	3/15/2024	110,688
20,000	Goodyear Tire & Rubber Co.	5.1250	11/15/2023	20,850
				216,283
	AUTOMOBILE ABS - 1.0%
1,000,000	Flagship Credit Auto Trust 2016-4 (c)	2.4100	10/15/2021	990,451
1,000,000	OneMain Direct Auto Receivables Trust 2016-1 (c)	2.7600	5/15/2021	1,002,142
700,000	Westlake Automobile Receivables Trust 2016-2 (c)	2.3000	11/15/2019	701,863
1,000,000	Westlake Automobile Receivables Trust 2016-3 (c)	2.4600	1/18/2022	996,138
2,000,000	Westlake Automobile Receivables Trust 2017-1 (c)	2.7000	10/17/2022	2,004,569
				5,695,163
	BANKS - 3.6%
200,000	Agromercantil Senior Trust (c)	6.2500	4/10/2019	206,500
400,000	Agromercantil Senior Trust	6.2500	4/10/2019	413,000
125,000	Australia & New Zealand Banking Group Ltd. (c)	4.8750	1/12/2021	135,473
400,000	Banco de Costa Rica	5.2500	8/12/2018	405,736
900,000	Banco del Estado de Chile	3.8750	2/8/2022	932,908
1,000,000	Banco Nacional de Comercio Exterior SNC (d)	3.8000	8/11/2026	980,000
600,000	Banco Nacional de Costa Rica	4.8750	11/1/2018	607,062
200,000	Banco Nacional de Costa Rica	5.8750	4/25/2021	203,500
150,000	Banco Regional SAECA	8.1250	1/24/2019	159,735
1,000,000	Banco Santander Mexico SA (d)	5.9500	1/30/2024	1,032,500
400,000	Bancolombia SA	6.1250	7/26/2020	430,520
580,000	Bank of America Corp.	2.0000	1/11/2018	581,482
110,000	Bank of America Corp.	2.5030	10/21/2022	107,227
365,000	Bank of Montreal	1.5000	7/18/2019	361,192
155,000	Bank of Montreal	1.9000	8/27/2021	150,980
145,000	Bank of Montreal	2.1000	12/12/2019	145,524
175,000	BB&T Corp.	2.2500	2/1/2019	176,197
1,000,000	BBVA Bancomer SA (d)	6.0080	5/17/2022	997,500
220,000	Capital One Financial Corp.	2.4500	4/24/2019	221,267
470,000	Citigroup, Inc.	2.0500	12/7/2018	470,858
225,000	Citigroup, Inc.	2.7000	3/30/2021	225,268
155,000	Commonwealth Bank of Australia (c)	2.2500	3/10/2020	155,105
190,000	Commonwealth Bank of Australia (c)	2.7500	3/10/2022	190,380
800,000	Corp. Financiera de Desarrollo SA	3.2500	7/15/2019	812,640
250,000	CorpGroup Banking SA	6.7500	3/15/2023	239,580
400,000	DBS Group Holdings Ltd. (d)	3.6000	Perpetual	393,083
300,000	Global Bank Corp.	4.5000	10/20/2021	297,150
400,000	Global Bank Corp. (c)	4.5000	10/20/2021	396,200
200,000	Global Bank Corp. (c)	5.1250	10/30/2019	205,600
200,000	Goldman Sachs Group, Inc.	2.3000	12/13/2019	200,122
85,000	Goldman Sachs Group, Inc.	2.3500	11/15/2021	83,248
180,000	Goldman Sachs Group, Inc.	2.9000	7/19/2018	182,331
60,000	Goldman Sachs Group, Inc.	3.0000	4/26/2022	60,147
300,000	Itau CorpBanca	3.8750	9/22/2019	309,369
370,000	JPMorgan Chase & Co.	2.2500	1/23/2020	371,274
150,000	JPMorgan Chase & Co.	2.9720	1/15/2023	149,881
145,000	JPMorgan Chase & Co.	4.2500	10/1/2027	148,556
200,000	Korea Development Bank	2.5000	1/13/2021	198,872
1,000,000	Korea Development Bank	2.6250	2/27/2022	994,342
600,000	Malayan Banking Bhd (d)	3.2500	9/20/2022	602,040
465,000	Morgan Stanley	2.4500	2/1/2019	469,179
30,000	Morgan Stanley	2.5000	4/21/2021	29,838
85,000	Morgan Stanley	2.6250	11/17/2021	84,440
160,000	Morgan Stanley	3.6250	1/20/2027	158,831
503,000	MUFG Americas Holdings Corp.	1.6250	2/9/2018	503,075
10,000	MUFG Americas Holdings Corp.	2.2500	2/10/2020	9,991
900,000	Oversea-Chinese Banking, Corp, Ltd. (d)	4.0000	10/15/2024	924,139
145,000	PNC Funding Corp.	3.3000	3/8/2022	149,323
215,000	PNC Funding Corp.	4.3750	8/11/2020	229,103
420,000	Royal Bank of Canada	2.0000	12/10/2018	421,457
75,000	Royal Bank of Canada	2.1250	3/2/2020	75,003
35,000	Royal Bank of Canada	2.5000	1/19/2021	35,240
65,000	State Street Corp.	2.6500	5/19/2026	62,271
85,000	State Street Corp.	3.5500	8/18/2025	87,352
110,000	Sumitomo Mitsui Financial Group, Inc.	2.0580	7/14/2021	107,078
105,000	Sumitomo Mitsui Financial Group, Inc.	2.9340	3/9/2021	105,881
370,000	Toronto-Dominion Bank	1.7500	7/23/2018	370,835
230,000	Toronto-Dominion Bank	1.8000	7/13/2021	224,112
800,000	United Overseas Bank Ltd. (d)	3.7500	9/19/2024	815,184
370,000	Wells Fargo & Co.	1.5000	1/16/2018	369,334
75,000	Wells Fargo & Co.	3.0000	4/22/2026	71,979
95,000	Wells Fargo & Co.	3.0000	10/23/2026	90,958
145,000	Wells Fargo & Co.	3.0690	1/24/2023	145,882
195,000	Westpac Banking Corp.	1.6000	8/19/2019	192,919
165,000	Westpac Banking Corp.	1.9500	11/23/2018	165,295
15,000	Westpac Banking Corp.	2.0000	8/19/2021	14,644
125,000	Westpac Banking Corp.	2.6000	11/23/2020	125,933
				20,973,625
	BEVERAGES - 0.2%
150,000	Ajecorp BV	6.5000	5/14/2022	110,625
180,000	Anheuser-Bush InBev Finance, Inc.	1.9000	2/1/2019	180,261
70,000	Anheuser-Bush InBev Finance, Inc.	4.9000	2/1/2046	75,651
297,000	Central American Bottling Corp.	6.7500	2/9/2022	307,024
75,000	Coca-Cola Co.	1.5500	9/1/2021	73,151
185,000	Molson Coors Brewing Co.	1.4500	7/15/2019	182,606
285,000	PepsiCo, Inc.	2.1500	10/14/2020	286,628
160,000	PepsiCo, Inc.	3.4500	10/6/2046	144,764
				1,360,710
	BIOTECHNOLOGY - 0.1%
353,000	Celgene Corp.	2.1250	8/15/2018	354,422
75,000	Celgene Corp.	3.8750	8/15/2025	76,658
				431,080
	BUILDING MATERIALS - 0.1%
8,000	Builders FirstSource, Inc. (c)	5.6250	9/1/2024	8,120
400,000	Grupo Cementos de Chihuahua SAB de CV	8.1250	2/8/2020	416,000
				424,120
	CHEMICALS - 0.2%
15,000	Ashland LLC	4.7500	8/15/2022	15,525
200,000	Grupo Idesa SA de CV	7.8750	12/18/2020	176,250
600,000	Grupo Idesa SA de CV	7.8750	12/18/2020	528,750
20,000	Hexion, Inc. (c)	10.3750	2/1/2022	19,950
10,000	Olin Corp.	5.1250	9/15/2027	10,169
30,000	Potash Corp. of Saskatchewan, Inc.	4.0000	12/15/2026	30,713
15,000	PQ Corp. (c)	6.7500	11/15/2022	15,975
				797,332
	COLLATERALIZED MORTGAGE OBLIGATIONS - 30.0%
	U.S. GOVERNMENT AGENCY - 6.0%
386,956	Fannie Mae REMICS 2005-2 S (d)	5.6183	2/25/2035	74,255
2,891,802	Fannie Mae REMICS 2005-104 NI (d)	5.7183	3/25/2035	232,158
721,042	Fannie Mae REMICS 2006-99 AS (d)	5.5983	10/25/2036	141,061
397,142	Fannie Mae REMICS 2006-119 PS (d)	5.7183	12/25/2036	60,328
738,297	Fannie Mae REMICS 2006-126 CS (d)	5.7183	1/25/2037	137,872
439,557	Fannie Mae REMICS 2009-41 ZA	4.5000	6/25/2039	460,517
393,107	Fannie Mae REMICS 2009-98 DZ	4.5000	12/25/2039	410,545
545,960	Fannie Mae REMICS 2010-76 ZK	4.5000	7/25/2040	580,420
398,029	Fannie Mae REMICS 2010-115 SE (d)	5.0183	10/25/2040	75,138
245,739	Fannie Mae REMICS 2010-134 CS (d)	5.6983	12/25/2025	28,703
245,739	Fannie Mae REMICS 2010-134 SE (d)	5.6683	12/25/2025	28,526
369,948	Fannie Mae REMICS 2010-142 SC (d)	5.6183	12/25/2040	73,715
292,900	Fannie Mae REMICS 2011-18 UZ	4.0000	3/25/2041	307,690
476,522	Fannie Mae REMICS FNR 2011-74 KL	5.0000	6/25/2040	513,913
886,440	Fannie Mae REMICS 2011-93 ES (d)	5.5183	9/25/2041	160,578
521,953	Fannie Mae REMICS 2011-111 EZ	5.0000	11/25/2041	566,829
1,405,040	Fannie Mae REMICS 2012-3 DS (d)	4.9683	2/25/2042	201,292
1,220,997	Fannie Mae REMICS FNR 2012-15 PZ	4.0000	3/25/2042	1,271,835
4,165,382	Fannie Mae REMICS FNR 2012-20 SA (d)	5.4683	3/25/2042	753,950
1,334,244	Fannie Mae REMICS 2012-103 ZP	3.0000	9/25/2042	1,290,037
1,361,869	Fannie Mae REMICS 2013-74 YS (d)	4.5275	7/25/2043	1,124,367
601,482	Fannie Mae REMICS 2013-122 DS (d)	4.2220	7/25/2043	541,565
1,342,616	Fannie Mae REMICS 2014-73 PS (d)	5.2183	11/25/2044	241,581
2,175,507	Fannie Mae REMICS 2015-95 AP	3.0000	8/25/2042	2,200,586
2,000,000	Fannie Mae REMICS 2016-73 DZ	3.0000	10/25/2046	1,817,383
981,024	Fannie Mae REMICS FNR 2016-81 PA	3.0000	2/25/2044	983,544
359,980	Freddie Mac REMICS 2663 ZP	5.0000	8/15/2033	394,624
147,971	Freddie Mac REMICS 2909 Z	5.0000	12/15/2034	162,161
300,641	Freddie Mac REMICS 3257 SI (d)	5.4078	12/15/2036	51,466
1,178,357	Freddie Mac REMICS 3404 SA (d)	5.0878	1/15/2038	179,221
1,066,498	Freddie Mac REMICS 3753 SB (d)	5.0878	11/15/2040	188,898
291,499	Freddie Mac REMICS 3770 SP (d)	5.5878	11/15/2040	34,888
903,021	Freddie Mac REMICS 3792 SE (d)	8.0356	1/15/2041	947,133
95,244	Freddie Mac REMICS 3818 JA	4.5000	1/15/2040	97,249
637,654	Freddie Mac REMICS 3926 FS (d)	5.6678	9/15/2041	150,719
524,196	Freddie Mac REMICS 3957 DZ	3.5000	11/15/2041	530,421
392,175	Freddie Mac REMICS 3957 HZ	4.0000	11/15/2041	404,643
1,251,176	Freddie Mac REMICS 3984 DS (d)	5.0378	1/15/2042	197,113
1,220,997	Freddie Mac REMICS 3998 AZ	4.0000	2/15/2042	1,278,845
4,812,647	Freddie Mac REMICS 4077 TS (d)	5.0878	5/15/2041	724,541
2,877,423	Freddie Mac REMICS 4089 SH (d)	5.0878	8/15/2042	417,132
657,365	Freddie Mac REMICS 4229 MS (d)	6.1036	7/15/2043	646,622
3,734,737	Freddie Mac REMICS 4255 GS (d)	5.2378	9/15/2043	646,554
879,729	Freddie Mac REMICS 4291 MS (d)	4.9878	1/15/2054	146,655
2,841,373	Freddie Mac REMICS 4314 MS (d)	5.1878	7/15/2043	438,445
1,401,431	Freddie Mac REMICS 4391 MA	3.0000	7/15/2040	1,428,593
5,416,817	Freddie Mac REMICS 4440 ZD	2.5000	2/15/2045	4,690,685
2,579,281	Government National Mortgage Association 2010-35 DS (d)	4.7017	3/20/2040	366,202
4,038,944	Government National Mortgage Association 2010-121 SE (d)	5.0217	9/20/2040	651,076
2,380,391	Government National Mortgage Association 2011-69 SC (d)	4.4017	5/20/2041	360,614
2,376,249	Government National Mortgage Association 2013-102 BS (d)	5.1717	3/20/2043	376,920
2,221,130	Government National Mortgage Association 2013-119 TZ	3.0000	8/20/2043	2,104,453
246,247	Government National Mortgage Association 2013-120 GS (d)	4.2260	8/20/2043	221,203
522,235	Government National Mortgage Association 2013-148 DS (d)	4.7517	10/16/2043	74,652
2,261,803	Government National Mortgage Association 2013-186 SG (d)	5.3217	2/16/2043	321,737
1,473,359	Government National Mortgage Association 2013-188 MS (d)	4.6217	12/16/2043	243,955
2,796,328	Government National Mortgage Association 2014-5 SA (d)	4.5717	1/20/2044	439,252
3,194,512	Government National Mortgage Association 2014-58 SG (d)	4.6717	4/16/2044	507,399
2,794,215	Government National Mortgage Association 2014-76 SA (d)	4.6217	1/20/2040	391,531
1,140,366	Government National Mortgage Association 2014-95 CS (d)	5.3217	6/16/2044	224,018
2,505,035	Government National Mortgage Association 2014-145 CS (d)	4.6717	5/16/2044	404,202
1,580,425	Government National Mortgage Association 2014-156 PS (d)	5.2717	10/20/2044	255,528
				34,977,738
	WHOLE LOAN COLLATERAL - 15.5%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (d)	1.9617	6/25/2035	462,848
1,206,330	Alternative Loan Trust 2006-14CB A8	6.0000	6/25/2036	1,012,735
3,001,081	Alternative Loan Trust 2006-41CB 1A4	5.7500	1/25/2037	2,568,828
2,012,968	Alternative Loan Trust 2006-41CB 1A9	6.0000	1/25/2037	1,758,997
2,096,478	Alternative Loan Trust 2006-41CB 2A15	5.7500	1/25/2037	1,693,639
3,000,012	Alternative Loan Trust 2007-22 2A16	6.5000	9/25/2037	2,116,703
3,010,323	Alternative Loan Trust 2007-J1 2A8	6.0000	3/25/2037	1,965,682
648,094	Alternative Loan Trust 2007-J2 2A1	6.0000	7/25/2037	622,630
4,500,000	Bank of America Funding 2005-B 3M1 Trust (d)	1.4283	4/20/2035	3,678,635
294,302	Bank of America Funding 2006-3A1 Trust	5.7500	3/25/2036	280,795
1,564,921	Bank of America Funding 2007-1 Trust TA3B (f)	5.9426	1/25/2037	1,366,958
633,064	Bank of America Mortgage 2007-1 Trust 2A17	6.0000	1/25/2037	550,149
2,287,252	BCAP LLC 2010-RR6 Trust 1716 (c,d)	6.0000	7/26/2036	1,945,052
4,216,057	BCAP LLC 2012-RR1 Trust 3A4 (c,d)	5.5047	10/26/2035	3,938,383
190,187	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A	5.0000	5/25/2034	188,671
605,203	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1 (d)	3.3121	2/20/2035	607,792
632,047	CHL Mortgage Pass-Through Trust 2007-5 A51	5.7500	5/25/2037	558,900
2,914,247	CHL Mortgage Pass-Through Trust 2007-8 1A24	6.0000	1/25/2038	2,403,763
640,918	CHL Mortgage Pass-Through Trust 2007-12 A9	5.7500	8/25/2037	575,929
2,580,438	CHL Mortgage Pass-Through Trust 2007-HYB1 2A1 (d)	3.0324	3/25/2037	2,193,887
50,273	Citicorp Mortgage Securities Trust Series 2007-2 3A1	5.5000	2/25/2037	50,020
1,676,163	Citigroup Mortgage Loan Trust 2011-12 1A2 (c,d)	3.2669	4/25/2036	1,377,750
230,271	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1	5.5000	1/25/2022	231,571
217,765	Credit Suisse First Boston Mortgage Securities Corp. 1A3	5.2500	9/25/2035	194,226
1,167,573	Credit Suisse First Boston Mortgage Securities Corp. 5A12	5.5000	10/25/2035	998,212
1,746,012	CSMC 2015-RPL3 Trust A1 (c,f)	3.7500	12/25/2056	1,745,371
365,962	CSMC Mortgage-Backed Trust 2006-7 1A3	5.0000	8/25/2036	303,930
416,838	CSMC Mortgage-Backed Trust 2006-9 2A1	5.5000	11/25/2036	386,100
496,610	CSMC Mortgage-Backed Trust 2007-1 5A14	6.0000	2/25/2037	420,876
485,178	CSMC Series 2010-4R 3A17 (c,d)	6.0000	6/26/2037	452,715
1,000,000	CSMC Series 2011-5R 6A9 (c,d)	3.1209	11/27/2037	1,032,364
1,000,000	CSMC Series 2011-12R 3A5 (c,d)	3.0509	7/27/2036	831,288
429,413	CSMC Trust 2013-3R 1A1 (c,d)	1.9083	4/27/2035	439,552
287,208	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)	3.0279	5/25/2035	236,155
1,584,790	First Horizon Alternative Mortgage Securities Trust 2005-FA4 1A6	5.5000	6/25/2035	1,449,224
3,148,249	First Horizon Alternative Mortgage Securities Trust 2006-AA7 A1 (d)	3.0245	1/25/2037	2,667,798
93,442	GSR Mortgage Loan Trust 2004-2F 14A1	5.5000	9/25/2019	94,454
508,117	GSR Mortgage Loan Trust 2005-AR7 3A1 (d)	3.2452	11/25/2035	481,043
1,141,334	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)	3.2610	1/25/2036	1,028,626
671,693	GSR Mortgage Loan Trust 2007-1F 2A2	5.5000	1/25/2037	644,384
445,868	HomeBanc Mortgage Trust 2005-3 A1 (d)	1.2217	7/25/2035	439,481
2,659,027	HSI Asset Loan Obligation Trust 2007-AR1 (d)	3.3804	1/25/2037	2,189,136
1,123,194	Impac Secured Assets Trust 2006-5 1A1C (d)	1.2517	2/25/2037	834,573
1,914,142	IndyMac IMSC Mortgage Loan Trust 2007-F2 1A4	6.0000	7/25/2037	1,710,240
64,278	JP Morgan Mortgage Trust 2007-S1 1A1	5.0000	3/25/2022	63,729
1,117,129	JP Morgan Mortgage Trust 2007-S2 1A11	6.0000	6/25/2037	909,755
3,093,731	JP Morgan Mortgage Trust 2007-S2 1A15	6.7500	6/25/2037	2,658,054
1,265,876	Lehman Mortgage Trust 2005-1 2A4	5.5000	11/25/2035	1,171,074
548,180	Lehman Mortgage Trust 2006-1 1A3	5.5000	2/25/2036	483,376
515,959	Lehman Mortgage Trust 2006-2 2A3	5.7500	4/25/2036	520,809
486,108	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)	3.2567	4/25/2036	447,367
794,816	Merrill Lynch Mortgage Investors Trust Series 2006-AF2	6.2500	10/25/2036	642,438
2,294,991	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 1A (d)	3.0197	11/25/2035	2,295,390
1,500,000	Mill City Mortgage Loan Trust 2017-1 A1 (c,d)	2.7500	11/25/2058	1,492,144
13,546	Morgan Stanley Mortgage Loan Trust 2004-1 1A1	5.0000	11/25/2018	13,888
989,524	Morgan Stanley Mortgage Loan Trust 2005-9AR 2A (d)	3.2680	12/25/2035	843,668
229,162	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)	5.1297	6/25/2036	187,575
1,321,198	Morgan Stanley Mortgage Loan Trust 2007-12 3A4	6.2500	8/25/2037	1,132,012
761,471	Morgan Stanley Reremic Trust 2A (c,d)	1.0083	2/26/2037	762,743
1,524,100	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 11A1A (f)	5.9950	3/25/2047	1,216,082
58,258	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (d)	5.6750	12/25/2035	58,614
338,940	PHH Alternative Mortgage Trust Series 2007-2 3A1	6.0000	5/25/2037	298,488
406,862	RALI Series 2006-QA1 1A21 Trust (d)	4.3056	1/25/2036	325,020
365,558	RALI Series 2006-QS10 Trust A9	6.5000	8/25/2036	316,444
656,635	RALI Series 2006-QS12 2A3 Trust	6.0000	9/25/2036	576,258
2,236,895	RALI Series 2007-QH5 AI1 Trust (d)	1.1917	6/25/2037	1,857,299
487,659	RALI Series 2007-QS6 A6 Trust	6.2500	4/25/2037	436,608
963,902	Residential Asset Securitization Trust 2004-A9	5.7500	12/25/2034	974,052
476,707	Residential Asset Securitization Trust 2006-A2 A3	6.0000	1/25/2046	366,990
316,712	Residential Asset Securitization Trust 2006-A6 2A11	6.0000	7/25/2036	264,850
536,500	Residential Asset Securitization Trust 2006-A11 1A4	6.2500	10/25/2036	473,837
667,256	Residential Asset Securitization Trust 2007-A1 A8	6.0000	3/25/2037	430,388
490,812	Residential Asset Securitization Trust 2007-A3 1A1 (d)	1.4317	4/25/2037	266,462
64,019	Residential Asset Securitization Trust 2007-A3 1A2 (d)	38.8572	4/25/2037	124,129
2,504,965	Residential Asset Securitization Trust 2007-A8 1A1	6.0000	8/25/2037	2,077,657
18,498	RFMSI Series 2003-S16 Trust A1	4.7500	9/25/2018	18,503
255,638	RFMSI Series 2006-S3 Trust A7	5.5000	3/25/2036	228,142
434,122	RFMSI Series 2006-S7 Trust A3	6.2500	8/25/2036	389,091
171,559	RFMSI Series 2006-S7 Trust A7	6.2500	8/25/2036	153,766
1,732,110	RFMSI Series 2006-S12 Trust 2A6	6.0000	12/25/2036	1,647,967
766,660	RFMSI Series 2007-S1 A5 Trust	6.0000	1/25/2037	722,727
279,632	RFMSI Series 2007-S2 A4 Trust	6.0000	2/25/2037	259,778
723,933	RFMSI Series 2007-S6 Trust 1A11	6.0000	6/25/2037	658,470
1,519,740	Sequoia Mortgage Trust 2013-1 2A1 (d)	1.8550	2/25/2043	1,401,615
2,868,029	Sequoia Mortgage Trust 2016-3 A11 (c,d)	3.0000	11/25/2046	2,874,304
56,434	Structured Asset Securities Corp Mortgage Pass-through Certificates 2004-11XS 2A2 (f)	5.4000	6/25/2034	59,417
923,179	WaMu Mortgage Pass-Through Certificates Series 2005-AR14 Trust 2A1 (d)	3.0005	12/25/2035	846,188
1,163,186	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust 2A8	6.0000	11/25/2035	1,069,611
1,668,552	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust 1A2	6.0000	4/25/2037	1,397,261
851,194	Wells Fargo Alternative Loan 2007-PA3 Trust 1A4	5.7500	7/25/2037	768,367
553,581	Wells Fargo Alternative Loan 2007-PA3 Trust 3A1	6.2500	7/25/2037	520,404
405,220	Wells Fargo Mortgage Backed Securities 2006-2 Trust 3A1	5.7500	3/25/2036	406,227
264,421	Wells Fargo Mortgage Backed Securities 2007-3 Trust 1A5	6.0000	4/25/2037	263,927
247,556	Wells Fargo Mortgage Backed Securities 2007-7 Trust A38	6.0000	6/25/2037	242,254
1,285,860	Wells Fargo Mortgage Backed Securities 2007-10 Trust 1A5	6.0000	7/25/2037	1,267,139
133,852	Wells Fargo Mortgage Backed Securities 2007-13 Trust A6	6.0000	9/25/2037	134,752
				89,747,175
	COMMERCIAL MBS - 8.5%
360,000	A10 Term Asset Financing 2016-1 LLC A1 (c)	2.4200	3/15/2035	357,457
77,183	Banc of America Commercial Mortgage Trust 2007-2 AM (d)	5.7078	4/10/2049	77,095
466,000	Banc of America Re-REMIC Trust 2010-UBER3 A4B2 (c,d)	5.8754	5/15/2046	465,661
7,893,811	BBCMS MORTGAGE TRUST 2017-C1 XA (d)	1.5312	2/15/2050	896,587
646,000	BBCMS Trust 2014-BXO E (c,d)	3.3302	8/15/2027	643,092
518,413	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16 AM (d)	5.7679	6/11/2040	519,506
638,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AM (d)	5.8948	6/11/2050	646,456
194,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18 AM (d)	6.0840	6/11/2050	197,989
548,000	CD 2007-CD5 Mortgage Trust AJ (d)	6.8434	11/15/2044	556,080
349,000	CD 2007-CD5 Mortgage Trust AJA (d)	6.1589	11/15/2044	354,906
500,000	CDGJ Commercial Mortgage Trust 2014-BXCH B (c,d)	2.7622	12/15/2027	500,313
114,000	CFCRE Commercial Mortgage Trust 2016-C7 A3	3.8385	12/10/2054	117,336
699,000	CGCMT 2010-RR2 Trust JA4B (c,d)	6.0680	2/19/2051	708,438
304,000	Chicago Skyscraper Trust 2017 SKY B (c,d)	2.0130	4/15/2030	304,182
168,000	Chicago Skyscraper Trust 2017 SKY C (c,d)	2.1630	4/15/2030	168,000
549,929	Citigroup Commercial Mortgage Trust 2007-C6 A1A (d)	5.7788	12/10/2049	550,786
610,000	Citigroup Commercial Mortgage Trust 2007-C6 AMFX (c,d)	5.7788	12/10/2049	613,159
620,000	Citigroup Commercial Mortgage Trust 2008-C7 AM (d)	6.1270	12/10/2049	632,385
908,263	Citigroup Commercial Mortgage Trust 2012-GC8 XA (c,d)	2.1228	9/10/2045	55,929
8,910,039	Citigroup Commercial Mortgage Trust 2014-GC21 XA (d)	1.2681	5/10/2047	596,916
4,597,452	Citigroup Commercial Mortgage Trust 2014-GC25 XA (d)	1.0579	10/10/2047	286,216
120,600	Citigroup Commercial Mortgage Trust 2015-GC27 D (c,d)	4.4288	2/10/2048	96,439
1,042,935	Citigroup Commercial Mortgage Trust 2015-GC35 XA (d)	0.8996	11/10/2048	54,377
2,025,582	Citigroup Commercial Mortgage Trust 2016-GC36 XA (d)	1.3462	2/10/2049	177,758
4,676,975	Citigroup Commercial Mortgage Trust 2016-P3 XA (d)	1.7145	4/15/2049	509,004
108,000	Citigroup Commercial Mortgage Trust 2016-P4 A4	2.9020	7/10/2049	104,843
744,296	Citigroup Commercial Mortgage Trust 2016-P4 XA (d)	2.0147	7/10/2049	96,545
1,083,311	Citigroup Commercial Mortgage Trust 2016-P5 XA (d)	1.5623	10/10/2049	108,430
90,000	Citigroup Commercial Mortgage Trust 2016-P6 A5 (d)	3.7200	12/10/2049	93,023
116,000	Citigroup Commercial Mortgage Trust 2016-SMPL D (c)	3.5200	9/10/2031	114,986
155,301	Colony Mortgage Capital Series 2015-FL3 Ltd. (c,d)	2.7800	9/5/2032	156,164
152,000	COMM 2012-CCRE4 Mortgage Trust D (c,d)	4.5713	10/15/2045	137,950
849,462	COMM 2012-LC4 Mortgage XA Trust (d)	2.2335	12/10/2044	68,796
9,680,693	COMM 2013-CCRE12 Mortgage Trust XA (d)	1.3458	10/10/2046	572,838
100,000	COMM 2014-CCRE20 Mortgage Trust C (d)	4.5058	11/10/2047	98,214
563,625	COMM 2014-UBS4 E Mortgage Trust (c)	3.7500	8/10/2047	349,895
644,150	COMM 2014-UBS4 F Mortgage Trust (c)	3.7500	8/10/2047	378,693
1,207,795	COMM 2014-UBS4 G Mortgage Trust (c)	3.7500	8/10/2047	369,280
5,000	COMM 2014-UBS4 V Mortgage Trust (c,d)	-	8/10/2047	-
53,000	COMM 2016-DC2 C Mortgage Trust (d)	4.6428	2/10/2049	51,009
992,527	COMM 2016-DC2 XA Mortgage Trust (d)	1.0740	2/10/2049	68,363
111,000	COMM 2016-GCT Mortgage Trust E (c,d)	3.4614	8/10/2029	106,867
977,889	Commercial Mortgage Pass Through Certificates 2012-CR3 XA (d)	2.0724	10/15/2045	71,984
88,000	Commercial Mortgage Pass Through Certificates 2016-CR28 C (d)	4.6474	2/10/2049	85,445
272,224	Commercial Mortgage Trust 2006-GG7 AM (d)	5.7280	7/10/2038	272,090
413,997	Countrywide Commercial Mortgage Trust 2007-MF1 A (c,d)	6.2080	11/12/2043	416,356
52,136	Credit Suisse Commercial Mortgage Trust Series 2007-C2 AM (d)	5.6150	1/15/2049	52,273
403,526	Credit Suisse Commercial Mortgage Trust Series 2007-C5 A4 (d)	5.6950	9/15/2040	405,289
472,900	Credit Suisse Commercial Mortgage Trust Series 2008-C1 AM (c,d)	6.0617	2/15/2041	481,283
2,000,000	Credit Suisse Commercial Mortgage Trust Series 2017-1A	4.5000	3/25/2021	2,001,204
213,000	Credit Suisse Commercial Mortgage Trust Series 2017-HD B	2.2000	2/15/2031	213,000
102,000	Credit Suisse Commercial Mortgage Trust Series 2017-HD C	2.5500	2/15/2031	102,000
221,000	Credit Suisse Commercial Mortgage Trust Series 2017-HD D	3.3500	2/15/2031	221,000
1,973,153	CSAIL 2015-C1 Commercial Mortgage Trust XA (d)	0.9545	4/15/2050	107,284
140,000	CSMC Trust 2015-SAND D (c,d)	3.7622	8/15/2030	140,305
89,000	Fannie Mae-Aces A2	2.7020	2/25/2026	87,619
67,000	FHLMC Multifamily Structured Pass Through Certificates A2 (d)	3.3340	8/25/2025	69,509
87,000	FHLMC Multifamily Structured Pass Through Certificates A2	2.9950	12/25/2025	87,968
10,595,967	FHLMC Multifamily Structured Pass Through Certificates X1 (d)	1.3114	3/25/2023	675,248
664,800	GE Commercial Mortgage Corp. Series 2007-C1 Trust AM (d)	5.6060	12/10/2049	670,652
773,000	GS Mortgage Securities Corp. Trust 2016-ICE2 A (c,d)	2.8422	2/15/2033	779,884
219,926	GS Mortgage Securities Trust 2007-GG10 A4 (d)	5.9493	8/10/2045	219,699
140,000	GS Mortgage Securities Trust 2014-GC26 D (c,d)	4.5108	11/10/2047	115,889
8,246,312	GS Mortgage Securities Trust 2015-GC28 XA (d)	1.1515	2/10/2048	487,157
1,388,542	GS Mortgage Securities Trust 2015-GS1 XA (d)	0.8335	11/10/2048	78,593
515	GS Mortgage Securities Trust 2016-GS3 XA (d)	1.2824	10/10/2049	45
101,507	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)	0.4229	5/15/2045	1
395,379	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM	5.3720	5/15/2047	395,055
638,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AMS	5.3370	5/15/2047	629,904
750,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 AM (d)	5.9913	2/15/2051	757,640
467,889	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (d)	5.4660	6/12/2047	467,555
279,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM (d)	5.9807	2/12/2051	283,013
1,408,815	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 AM (d)	5.4640	1/15/2049	1,407,649
752,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM (d)	5.8407	6/15/2049	768,219
1,400,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12 AM (d)	6.0656	2/15/2051	1,420,227
554,719	JP Morgan Chase Commercial Mortgage Securities Trust 2008-C2 A4	6.0680	2/12/2051	561,384
769,812	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA(d)	1.6092	5/15/2045	47,970
899,064	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)	1.9302	10/15/2045	68,138
661,395	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (d)	1.6570	6/15/2045	37,079
108,300	JP Morgan Chase Commercial Mortgage Securities Trust 2014-DSTY A (c)	3.4289	6/10/2027	110,168
85,917	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL6 A (c,d)	2.3122	11/15/2031	86,051
600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH A (c,d)	2.1122	8/15/2027	600,003
422,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-ASH B (c,d)	3.0622	10/15/2034	422,000
238,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-ASH C (c,d)	3.6622	10/15/2034	238,000
34,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B	3.4595	8/15/2049	33,395
26,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 C (d)	3.7953	8/15/2049	25,203
392,570	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 XA (d)	1.8643	8/15/2049	51,865
119,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI E (c,d)	4.0090	10/5/2031	116,303
5,262	JP Morgan Commercial Mortgage-Backed Securities Trust 2009-RR2 GEB (c)	5.5430	12/13/2049	5,256
1,821,112	JPMBB Commercial Mortgage Securities Trust 2014-C21 XA (d)	1.0894	8/15/2047	105,360
9,864,625	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (d)	0.9938	11/15/2047	513,240
934,604	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA (d)	1.1671	1/15/2048	49,959
115,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 C (d)	4.4259	1/15/2048	111,695
1,199,123	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA (d)	1.3691	2/15/2048	81,979
127,500	JPMBB Commercial Mortgage Securities Trust 2015-C27 D (c,d)	3.8448	2/15/2048	101,746
105,000	JPMBB Commercial Mortgage Securities Trust 2015-C32 C (d)	4.6685	11/15/2048	99,651
87,000	JPMBB Commercial Mortgage Securities Trust 2015-C33 C (d)	4.6186	12/15/2048	87,002
86,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 C (d)	4.7468	3/15/2049	88,495
968,000	JPMCC Re-REMIC Trust 2014-FRR1 A707 (c)	4.3470	1/27/2047	955,348
13,315,000	JPMDB Commercial Mortgage Securities Trust 2017-C5 XA (d)	1.1837	3/15/2050	999,996
102,700	LB Commercial Mortgage Trust 2007-C3 AMFL (c,d)	6.0515	7/15/2044	103,329
154,643	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (c,d)	0.4908	11/15/2038	546
128,869	LB-UBS Commercial Mortgage Trust 2006-C7 XW (c,d)	0.4908	11/15/2038	455
222,176	LB-UBS Commercial Mortgage Trust 2007-C2 AM (d)	5.4930	2/15/2040	222,289
583,299	LB-UBS Commercial Mortgage Trust 2007-C7 A3 (d)	5.8660	9/15/2045	592,048
640,000	LB-UBS Commercial Mortgage Trust 2007-C7 AJ (d)	6.2531	9/15/2045	652,629
535,000	LMREC 2015-CRE1, Inc. A (c,d)	2.7339	2/22/2032	537,142
38,267	Merrill Lynch Mortgage Trust 2006-C1 AJ (d)	5.4404	5/12/2039	38,230
752,000	Merrill Lynch Mortgage Trust 2007-C1 AM (d)	5.8405	6/12/2050	739,564
261,860	ML-CFC Commercial Mortgage Trust 2007-7 A4 (d)	5.7895	6/12/2050	261,862
506,647	ML-CFC Commercial Mortgage Trust 2007-9 A4	5.7000	9/12/2049	511,302
794,120	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (c,d)	1.5731	8/15/2045	45,173
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C (d)	4.4853	10/15/2047	122,834
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 C	4.0000	12/15/2047	116,315
72,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 C (d)	4.5286	10/15/2048	73,180
105,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D (c)	3.0600	10/15/2048	77,645
91,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 C (d)	4.7532	5/15/2049	91,149
94,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 A4	3.7200	12/15/2049	97,265
237,245	Morgan Stanley Capital I, Inc. XLF J (c,d)	1.3422	7/15/2019	236,509
54,985	Morgan Stanley Capital I Trust 2007-HQ11 AJ (d)	5.5080	2/12/2044	53,886
200,721	Morgan Stanley Capital I Trust 2007-IQ13 AM	5.4060	3/15/2044	200,295
450,000	Morgan Stanley Capital I Trust 2007-IQ16 AMA (d)	6.0641	12/12/2049	459,807
413,014	Morgan Stanley Capital I Trust 2011-C1 XA (c,d)	0.4599	9/15/2047	5,526
610,000	Morgan Stanley Capital I Trust 2015-XLF1 D (c,d)	3.8906	8/14/2031	609,411
76,000	Morgan Stanley Capital I Trust 2015-XLF1 AFSC (c,d)	3.9122	8/15/2026	76,018
990,813	Morgan Stanley Capital I Trust 2016-UB11 XA (d)	1.6786	8/15/2049	105,030
644,000	Morgan Stanley Capital I Trust 2017-PRME A (c,d)	1.8122	2/15/2034	648,096
88,000	Morgan Stanley Capital I Trust 2017-PRME D (c,d)	4.3122	2/15/2034	88,084
500,000	Morgan Stanley Re-REMIC Trust 2009-GG10 A4B (c,d)	5.9493	8/12/2045	500,164
112,000	MSCG Trust 2016-SNR C (c)	5.2050	11/15/2034	112,175
41,000	PFP 2017-3 Ltd. A (c,d)	1.8290	1/14/2035	41,000
34,000	PFP 2017-3 Ltd. AS (c,d)	2.0790	1/14/2035	34,000
20,000	PFP 2017-3 Ltd. B (c,d)	2.5290	1/14/2035	20,000
21,000	PFP 2017-3 Ltd. C (c,d)	3.2790	1/14/2035	21,094
766,430	SG Commercial Mortgage Securities Trust 2016-C5 XA (d)	2.0292	10/10/2048	97,872
473,176	Sutherland Commercial Mortgage Loans 2015-SBC4 LLC A (c)	4.0000	6/25/2039	471,289
594,970	TRU 2016-1 Trust 2016-TOYS A (c,d)	3.1622	11/15/2030	596,600
989,212	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (c,d)	2.0141	8/10/2049	72,871
1,907,270	Velocity Commercial Capital Loan Trust 2016-2 AFX (d)	2.9969	10/25/2046	1,907,270
698,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C26 AM (d)	6.0567	6/15/2045	703,016
518,225	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ (d)	5.6320	10/15/2048	519,521
120,837	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ (d)	5.4130	12/15/2043	121,592
303,918	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 AM (d)	5.5910	4/15/2047	305,536
650,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C32 AMFX (c)	5.7030	6/15/2049	655,242
270,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ (d)	6.0531	2/15/2051	270,933
835,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (d)	6.0531	2/15/2051	841,540
524,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 AM (d)	5.8180	5/15/2046	532,454
140,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (c)	3.9380	8/15/2050	114,980
6,516,223	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (d)	1.3032	2/15/2048	485,191
75,000	Wells Fargo Commercial Mortgage Trust 2015-C31 C (d)	4.6114	11/15/2048	75,969
1,236,959	Wells Fargo Commercial Mortgage Trust 2015-C31 XA (d)	1.1084	11/15/2048	84,654
1,049,654	Wells Fargo Commercial Mortgage Trust 2015-LC20 XA (d)	1.3929	4/15/2050	78,812
60,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 C (d)	4.5408	9/15/2058	60,482
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS3 C (d)	4.4888	9/15/2057	94,820
61,000	Wells Fargo Commercial Mortgage Trust 2016-C32 C (d)	4.7213	1/15/2059	59,011
89,000	Wells Fargo Commercial Mortgage Trust 2016-C34 C (d)	5.0299	6/15/2049	91,328
996,770	Wells Fargo Commercial Mortgage Trust 2016-LC24 XA (d)	1.7444	10/15/2049	113,680
1,056,096	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XA (d)	1.6605	11/15/2049	112,168
2,611,000	Wells Fargo Commercial Mortgage Trust 2017-RB1 XA (d)	1.4461	3/15/2050	260,969
800,863	WFRBS Commercial Mortgage Trust 2012-C8 XA (c,d)	1.9830	8/15/2045	56,053
961,812	WFRBS Commercial Mortgage Trust 2012-C9 XA (c,d)	2.0868	11/15/2045	70,083
971,789	WFRBS Commercial Mortgage Trust 2014-C21 XA (d)	1.1510	8/15/2047	56,422
5,546,567	WFRBS Commercial Mortgage Trust 2014-C24 XA (d)	0.9653	11/15/2047	281,080
				49,215,778
	COAL - 0.0% ^
5,000	Foresight Energy LLC / Foresight Energy Finance Corp. (c)	11.5000	4/1/2023	4,675
10,000	Peabody Securities Finance Corp. (c)	6.0000	3/31/2022	9,944
				14,619
	COMMERCIAL SERVICES - 0.3%
900,000	Adani Ports & Special Economic Zone Ltd.	3.5000	7/29/2020	905,999
868,189	ENA Norte Trust	4.9500	4/25/2023	894,235
5,000	Gartner, Inc. (c)	5.1250	4/1/2025	5,094
20,000	Live Nation Entertainment, Inc. (c)	4.8750	11/1/2024	20,000
20,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (c)	9.2500	5/15/2023	21,925
65,000	S&P Global, Inc.	4.4000	2/15/2026	68,985
10,000	ServiceMaster Co. LLC (The) (c)	5.1250	11/15/2024	10,250
20,000	Team Health Holdings, Inc. (c)	6.3750	2/1/2025	19,600
10,000	United Rentals North America, Inc.	5.5000	5/15/2027	10,100
				1,956,188
	COMPUTERS - 0.2%
240,000	Apple, Inc.	1.9000	2/7/2020	240,699
20,000	Diamond 1 Finance Corp./ Diamond 2 Finance Corp. (c)	7.1250	6/15/2024	22,110
483,000	Hewlett-Packard Enterprise Co.	2.8500	10/5/2018	488,820
110,000	Hewlett-Packard Enterprise Co. (c)	3.6000	10/15/2020	113,122
5,000	Western Digital Corp. (c)	7.3750	4/1/2023	5,481
				870,232
	COSMETICS / PERSONAL CARE - 0.0% ^
20,000	Revlon Consumer Products Corp.	5.7500	2/15/2021	19,975
5,000	Revlon Consumer Products Corp. (c)	6.2500	8/1/2024	4,913
				24,888
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
150,000	Air Lease Corp.	3.7500	2/1/2022	154,495
150,000	Ally Financial, Inc.	4.1250	3/30/2020	153,000
340,000	American Express Credit Corp.	1.8000	7/31/2018	340,477
45,000	American Express Credit Corp.	2.2000	3/3/2020	45,068
45,000	American Express Credit Corp.	2.2500	8/15/2019	45,355
140,000	American Express Credit Corp.	2.2500	5/5/2021	138,747
120,000	American Express Credit Corp.	2.7000	3/3/2022	119,856
150,000	Bantrab Senior Trust	9.0000	11/14/2020	139,500
10,000	Dana Financing Luxembourg Sarl (c)	5.7500	4/15/2025	10,087
621,926	Guanay Finance Ltd.	6.0000	12/15/2020	638,252
328,557	Interoceanica IV Finance Ltd. **	-	11/30/2018	322,397
120,000	National Rural Utilities Cooperative Finance Corp.	2.0000	1/27/2020	119,556
345,000	National Rural Utilities Cooperative Finance Corp.	2.3000	11/15/2019	348,247
15,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	6.5000	7/1/2021	15,187
15,000	Navient Corp.	6.5000	6/15/2022	15,131
306,616	Peru Enhanced Pass-Through Finance Ltd. **	-	5/31/2018	301,649
200,000	Pontis IV Ltd. (c)	5.1250	3/31/2027	200,100
385,000	Synchrony Financial	3.0000	8/15/2019	391,006
				3,498,110
	ELECTRIC - 1.0%
200,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (c)	7.9500	5/11/2026	214,324
200,000	AES El Salvador Trust II	6.7500	3/28/2023	185,500
175,000	Berkshire Hathaway Energy Co.	6.5000	9/15/2037	227,653
10,000	Calpine Corp.	5.7500	1/15/2025	9,938
400,000	Colbun SA	6.0000	1/21/2020	433,450
200,000	Comision Federal de Electricidad	4.7500	2/23/2027	200,500
1,000,000	Comision Federal de Electricidad	4.8750	5/26/2021	1,048,750
115,000	Consolidated Edison, Inc.	2.0000	3/15/2020	114,869
395,000	Duke Energy Corp.	1.6250	8/15/2017	395,308
50,000	Duke Energy Corp.	3.7500	9/1/2046	44,888
200,000	Duke Energy Florida LLC	1.8500	1/15/2020	200,166
105,000	Duke Energy Progress LLC	4.1500	12/1/2044	106,625
200,000	Empresa Electrica Guacolda SA	4.5600	4/30/2025	192,981
90,000	Exelon Corp.	3.4000	4/15/2026	88,517
155,000	Fortis, Inc. (c)	2.1000	10/4/2021	150,185
200,000	Inkia Energy Ltd.	8.3750	4/4/2021	205,000
450,000	Israel Electric Corp. Ltd. (d)	2.9816	1/17/2018	448,584
200,000	Israel Electric Corp. Ltd. (c)	5.0000	11/12/2024	210,100
400,000	Israel Electric Corp. Ltd.	5.6250	6/21/2018	415,400
20,000	NRG Energy, Inc. (c)	7.2500	5/15/2026	20,600
150,000	Pampa Energia SA	7.5000	1/24/2027	151,913
85,000	Southern Co.	1.8500	7/1/2019	84,538
500,000	Southern Co.	2.4500	9/1/2018	504,196
				5,653,985
	ENERGY - 0.0% ^
380,000	SANDRIDGE ENERGY	1.2000	7/1/2019	38

	ENGINEERING & CONSTRUCTION - 0.1%
15,000	AECOM (c)	5.1250	3/15/2027	15,037
199,077	Aeropuerto Internacional de Tocumen SA	5.7500	10/9/2023	212,515
300,000	OAS Financial Ltd.* (c,g)	8.8750	Perpetual	12,000
				239,552
	ENTERTAINMENT - 0.0% ^
10,000	AMC Entertainment Holdings, Inc. (c)	5.8750	11/15/2026	10,113
10,000	AMC Entertainment Holdings, Inc. (c)	6.1250	5/15/2027	10,088
10,000	GLP Capital LP / GLP Financing II, Inc.	5.3750	4/15/2026	10,325
20,000	Pinnacle Entertainment, Inc. (c)	5.6250	5/1/2024	20,250
15,000	Scientific Games International, Inc. (c)	7.0000	1/1/2022	16,012
35,000	Six Flags Entertainment Corp. (c)	4.8750	7/31/2024	34,628
45,000	Six Flags Entertainment Corp. (c)	5.5000	4/15/2027	45,000
25,000	WMG Acquisition Corp. (c)	6.7500	4/15/2022	26,281
				172,697
	ENVIRONMENTAL CONTROL - 0.0% ^
110,000	Waste Management, Inc.	4.1000	3/1/2045	110,095

	FOOD - 0.5%
25,000	Albertsons Cos LLC / Safeway, Inc./New Albertson's, Inc./ Albertson's LLC (c)	5.7500	3/15/2025	24,250
25,000	B&G Foods, Inc.	5.2500	4/1/2025	25,219
400,000	Cosan Overseas Ltd.	8.2500	Perpetual	401,000
355,000	General Mills, Inc.	2.2000	10/21/2019	357,195
15,000	JBS USA LLC / JBS USA Finance, Inc. (c)	5.7500	6/15/2025	15,150
90,000	Kraft Heinz Foods Co.	1.6000	6/30/2017	90,027
430,000	Kraft Heinz Foods Co.	2.0000	7/2/2018	431,068
290,000	Kroger Co.	6.1500	1/15/2020	319,809
210,000	Kroger Co.	3.4000	4/15/2022	214,573
200,000	MARB BondCo PLC (c)	7.0000	3/15/2024	198,500
200,000	Pesquera Exalmar SAA (c)	7.3750	1/31/2020	167,980
200,000	Pesquera Exalmar SAA	7.3750	1/31/2020	167,980
20,000	Pilgrim's Pride Corp. (c)	5.7500	3/15/2025	20,150
10,000	Post Holdings, Inc. (c)	5.5000	3/1/2025	10,050
150,000	Smithfield Foods, Inc. (c)	4.2500	2/1/2027	151,764
10,000	TreeHouse Foods, Inc. (c)	6.0000	2/15/2024	10,475
145,000	Tyson Foods, Inc.	3.9500	8/15/2024	147,866
				2,753,056
	FOOD SERVICE - 0.0% ^
15,000	Aramark Services, Inc.	5.0000	4/1/2025	15,450

	FOREIGN GOVERNMENT - 1.6%
200,000	Argentine Republic Government International Bond (c)	6.8750	1/26/2027	202,800
200,000	Brazilian Government International Bond	5.6250	1/7/2041	194,500
200,000	Chile Government International Bond	2.2500	10/30/2022	195,980
200,000	Chile Government International Bond	3.1250	1/21/2026	203,100
500,000	Chile Government International Bond	3.2500	9/14/2021	517,000
200,000	Colombia Government International Bond	4.5000	1/28/2026	211,000
200,000	Costa Rica Government International Bond	9.9950	8/1/2020	234,360
200,000	Dominican Republic International Bond (c)	5.9500	1/25/2027	204,250
100,000	Dominican Republic International Bond	6.8500	1/27/2045	103,250
700,000	Dominican Republic International Bond	7.5000	5/6/2021	773,500
800,000	Export-Import Bank of India	3.1250	7/20/2021	805,381
800,000	Guatemala Government Bond	5.7500	6/6/2022	876,264
200,000	Indonesia Government International Bond	3.7000	1/8/2022	203,943
400,000	Instituto Costarricense de Electricidad	6.9500	11/10/2021	420,968
400,000	Mexico Government International Bond	3.5000	1/21/2021	414,800
562,000	Mexico Government International Bond	4.1500	3/28/2027	571,554
50,000	Mexico Government International Bond	4.7500	3/8/2044	48,625
500,000	Nacional Financiera SNC	3.3750	11/5/2020	507,250
200,000	Panama Government International Bond	3.8750	3/17/2028	203,500
200,000	Perusahaan Penerbit SBSN Indonesia III (c)	4.1500	3/29/2027	200,840
300,000	Perusahaan Penerbit SBSN Indonesia III	6.1250	3/15/2019	320,640
200,000	Philippine Government International Bond	3.7000	2/2/2042	197,591
1,000,000	Qatar Government International Bond	2.3750	6/2/2021	988,940
500,000	Republic of Poland Government International Bond	5.1250	4/21/2021	547,680
				9,147,716
	FOREST PRODUCTS & PAPER - 0.4%
125,000	Celulosa Arauco y Constitucion SA	5.0000	1/21/2021	132,241
1,000,000	Celulosa Arauco y Constitucion SA	7.2500	7/29/2019	1,101,367
310,000	Georgia-Pacific LLC (c)	3.6000	3/1/2025	316,617
80,000	International Paper Co.	3.0000	2/15/2027	74,792
500,000	Inversiones CMPC SA	4.5000	4/25/2022	515,796
				2,140,813
	GAS - 0.1%
15,000	NGL Energy Partners LP / NGL Energy Finance Corp. (c)	6.1250	3/1/2025	14,550
10,000	NGL Energy Partners LP / NGL Energy Finance Corp. (c)	7.5000	11/1/2023	10,325
200,000	Transportadora de Gas del Peru SA	4.2500	4/30/2028	201,500
				226,375
	HEALTHCARE - PRODUCTS - 0.3%
5,000	DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. (c)	8.1250	6/15/2021	4,363
445,000	Medtronic Global Holdings SCA	1.7000	3/28/2019	444,881
300,000	Thermo Fisher Scientific, Inc.	2.1500	12/14/2018	301,056
220,000	Thermo Fisher Scientific, Inc.	3.3000	2/15/2022	224,321
15,000	Universal Hospital Services, Inc.	7.6250	8/15/2020	14,925
505,000	Zimmer Biomet Holdings, Inc.	1.4500	4/1/2017	505,000
15,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	15,106
				1,509,652
	HEALTHCARE - SERVICES - 0.2%
20,000	Acadia Healthcare Co., Inc.	5.6250	2/15/2023	20,712
30,000	Air Medical Group Holdings, Inc. (c)	6.3750	5/15/2023	29,175
497,000	Anthem, Inc.	2.3000	7/15/2018	499,211
20,000	Centene Corp.	4.7500	1/15/2025	20,113
5,000	Centene Corp.	5.6250	2/15/2021	5,233
10,000	CHS/Community Health Systems, Inc.	6.2500	3/31/2023	10,175
10,000	CHS/Community Health Systems, Inc.	8.0000	11/15/2019	9,812
25,000	Envision Healthcare Corp. (c)	6.2500	12/1/2024	26,250
510,000	Laboratory Corp. of America Holdings	2.5000	11/1/2018	514,439
10,000	LifePoint Health, Inc. (c)	5.3750	5/1/2024	10,170
35,000	MPH Acquisition Holdings LLC (c)	7.1250	6/1/2024	37,629
10,000	RegionalCare Hospital Partners Holdings, Inc. (c)	8.2500	5/1/2023	10,670
20,000	Select Medical Corp.	6.3750	6/1/2021	20,200
20,000	Tenet Healthcare Corp.	6.7500	6/15/2023	19,650
145,000	UnitedHealth Group, Inc.	4.2000	1/15/2047	147,239
15,000	WellCare Health Plans, Inc.	5.2500	4/1/2025	15,350
				1,396,028
	HOME FURNISHING - 0.0% ^
10,000	Tempur Sealy International, Inc.	5.6250	10/15/2023	10,050

	HOME EQUITY ABS - 0.7%
380,033	Bayview Financial Acquisition Trust 2007-A 1A5 (f)	6.1010	5/28/2037	381,260
3,259,122	GSAA Home Equity Trust 2006-18 AF6 (f)	5.6816	11/25/2036	1,581,359
245,327	GSAA Home Equity Trust 2007-10 A1A	6.0000	11/25/2037	205,127
117,981	Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC3 M3 (d)	1.6867	3/25/2035	117,643
2,107,562	Nomura Home Equity Loan Trust Series 2007-1 2A2 (d)	1.0617	2/25/2037	1,713,252
				3,998,641
	HOUSEHOLD PRODUCTS / WARES - 0.0% ^
5,000	Kronos Acquisition Holdings, Inc. (c)	9.0000	8/15/2023	5,088
15,000	Spectrum Brands, Inc.	5.7500	7/15/2025	15,862
				20,950
	HOUSEWARES - 0.0% ^
77,000	Newell Brands, Inc.	2.6000	3/29/2019	77,952
35,000	Newell Brands, Inc.	3.1500	4/1/2021	35,754
				113,706
	INSURANCE - 0.3%
320,000	Berkshire Hathaway Finance Corp.	1.7000	3/15/2019	320,554
145,000	Berkshire Hathaway Finance Corp.	1.3000	8/15/2019	143,612
215,000	Liberty Mutual Group, Inc. (c)	6.5000	5/1/2042	267,669
100,000	New York Life Global Funding (c)	2.9000	1/17/2024	100,275
210,000	Prudential Financial, Inc.	7.3750	6/15/2019	234,132
350,000	TIAA Asset Management Finance Co. LLC (c)	2.9500	11/1/2019	355,760
				1,422,002
	INTERNET - 0.1%
345,000	Amazon.com, Inc.	2.6000	12/5/2019	351,853
400,000	Tencent Holdings Ltd.	2.8750	2/11/2020	404,025
				755,878
	IRON / STEEL - 0.0% ^
5,000	Cliffs Natural Resources, Inc. (c)	5.7500	3/1/2025	4,850
20,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (c)	6.3750	5/1/2022	20,513
105,000	Vale Overseas Ltd.	5.8750	6/10/2021	112,520
				137,883
	LEISURE TIME - 0.0% ^
20,000	NCL Corp. Ltd. (c)	4.7500	12/15/2021	20,300
20,000	Sabre GLBL, Inc. (c)	5.2500	11/15/2023	20,450
30,000	Viking Cruises Ltd. (c)	8.5000	10/15/2022	31,125
				71,875
	LODGING - 0.1%
200,000	Gohl Capital Ltd.	4.2500	1/24/2027	202,001
40,000	Hilton Domestic Operating Co., Inc. (c)	4.2500	9/1/2024	39,500
20,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (c)	6.7500	11/15/2021	20,700
20,000	Station Casinos LLC	7.5000	3/1/2021	20,800
				283,001
	MACHINERY - CONSTRUCTION & MINING - 0.1%
10,000	BlueLine Rental Finance Corp / BlueLine Rental LLC (c)	9.2500	3/15/2024	10,238
245,000	Caterpillar Financial Services Corp.	1.7000	6/16/2018	245,094
140,000	Caterpillar Financial Services Corp.	2.1000	1/10/2020	140,197
				395,529
	MACHINERY - DIVERSIFIED - 0.1%
355,000	John Deere Capital Corp.	1.6000	7/13/2018	355,414
55,000	John Deere Capital Corp.	1.9500	1/8/2019	55,304
75,000	John Deere Capital Corp.	2.6500	1/6/2022	75,271
				485,989
	MEDIA - 0.3%
5,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	5.2500	9/30/2022	5,188
5,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (c)	5.1250	5/1/2023	5,150
5,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (c)	5.1250	5/1/2027	5,025
15,000	Cengage Learning, Inc. (c)	9.5000	6/15/2024	13,425
30,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. (c)	6.3750	9/15/2020	30,900
145,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.9080	7/23/2025	153,217
225,000	Comcast Corp.	5.8750	2/15/2018	233,546
130,000	Comcast Corp.	4.4000	8/15/2035	134,748
10,000	CSC Holdings LLC	5.2500	6/1/2024	9,962
200,000	Globo Comunicacao e Participacoes S.A. (f)	5.3070	5/11/2022	200,250
15,000	Gray Television, Inc. (c)	5.8750	7/15/2026	15,262
10,000	Gray Television, Inc. (c)	5.1250	10/15/2024	9,875
200,000	Grupo Televisa SAB	6.1250	1/31/2046	210,473
15,000	Nexstar Broadcasting, Inc. (c)	5.6250	8/1/2024	15,225
5,000	Sinclair Television Group, Inc. (c)	5.6250	8/1/2024	5,062
20,000	Sirius XM Radio, Inc. (c)	5.3750	7/15/2026	20,450
31,000	TEGNA, Inc. (c)	4.8750	9/15/2021	31,465
400,000	TV Azteca SAB de CV	7.6250	9/18/2020	392,000
				1,491,223
	METAL FABRICATE/HARDWARE - 0.0% ^
10,000	Grinding Media, Inc. / MC Grinding Media Canada, Inc. (c)	7.3750	12/15/2023	10,500
5,000	Novelis Corp. (c)	5.8750	9/30/2026	5,106
15,000	Novelis Corp. (c)	6.2500	8/15/2024	15,638
				31,244
	MISCELLANEOUS MANUFACTURING - 0.0% ^
25,000	Gates Global LLC / Gates Global Co. (c)	6.0000	7/15/2022	25,438

	MULTI - NATIONAL - 0.1%
500,000	Banco Latinoamericano de Comercio Exterior SA	3.2500	5/7/2020	504,250

	MUNICIPAL - 0.9%
110,000	City of Houston TX Combined Utility System Revenue	5.0000	11/15/2035	125,973
5,400,000	Commonwealth of Puerto Rico	8.0000	7/1/2035	3,348,000
30,000	Los Angeles County Metropolitan Transportation Authority	5.0000	6/1/2033	35,191
70,000	Massachusetts School Building Authority	5.0000	11/15/2034	81,105
70,000	North Texas Municipal Water District Water System Revenue	5.0000	9/1/2035	80,592
1,405,000	Puerto Rico Commonwealth Government Employees Retirement System	6.2000	7/1/2040	579,562
2,500,000	Puerto Rico Commonwealth Government Employees Retirement System	6.3000	7/1/2043	1,031,250
20,000	State of California	5.0000	8/1/2033	22,755
				5,304,428
	OIL & GAS - 1.5%
70,000	Apache Corp.	4.7500	4/15/2043	69,876
500,000	Bharat Petroleum Corp Ltd.	4.6250	10/25/2022	532,150
360,000	BP Capital Markets PLC	1.6760	5/3/2019	358,225
85,000	BP Capital Markets PLC	3.7230	11/28/2028	86,016
53,000	BP Capital Markets PLC	3.5880	4/14/2027	53,357
155,000	Chevron Corp.	1.5610	5/16/2019	154,490
50,000	Chevron Corp.	2.4980	3/3/2022	50,099
165,000	Chevron Corp.	1.9910	3/3/2020	165,209
600,000	CNOOC Finance 2015 Australia Pty Ltd.	2.6250	5/5/2020	597,579
200,000	CNOOC Finance 2015 USA LLC	3.5000	5/5/2025	197,932
300,000	Delek & Avner Tamar Bond Ltd. (c)	3.8390	12/30/2018	304,725
600,000	Delek & Avner Tamar Bond Ltd. (c)	4.4350	12/30/2020	621,000
151	Energy XXI Gulf Coast, Inc.	2.5000	12/30/2021	944
5,000	EP Energy LLC / Everest Acquisition Finance, Inc.	9.3750	5/1/2020	4,713
10,000	Extraction Oil & Gas Holdings LLC / Extraction Finance Corp. (c)	7.8750	7/15/2021	10,550
5,000	Halcon Resources Corp. (c)	6.7500	2/15/2025	4,910
800,000	Indian Oil Corp Ltd.	5.6250	8/2/2021	876,605
5,000	MEG Energy Corp. (c)	7.0000	3/31/2024	4,475
40,000	Memorial Production Partners LP / Memorial Production Finance Corp.	6.8750	8/1/2022	14,400
5,000	Noble Holding International Ltd.	7.7500	1/15/2024	4,800
35,000	Occidental Petroleum Corp.	3.4000	4/15/2026	34,932
1,000,000	ONGC Videsh Ltd.	3.2500	7/15/2019	1,013,500
200,000	ONGC Videsh Vankorneft Pte Ltd.	3.7500	7/27/2026	191,445
5,000	PDC Energy, Inc. (c)	6.1250	9/15/2024	5,125
200,000	Pertamina Persero PT	5.6250	5/20/2043	205,404
200,000	Petrobras Global Finance BV	6.1250	1/17/2022	209,900
200,000	Petrobras Global Finance BV	7.3750	1/17/2027	211,440
75,000	Petroleos Mexicanos	6.7500	9/21/2047	76,080
200,000	Petronas Capital Ltd.	3.1250	3/18/2022	201,314
800,000	Petronas Global Sukuk Ltd.	2.7070	3/18/2020	805,694
75,000	Phillips 66	5.8750	5/1/2042	85,837
250,000	Reliance Holding USA, Inc.	4.5000	10/19/2020	265,111
10,000	Sanchez Energy Corp.	6.1250	1/15/2023	9,275
85,844	SandRidge Energy, Inc. **	-	10/4/2020	92,551
390,000	Shell International Finance BV	1.3750	5/10/2019	386,541
800,000	Sinopec Group Overseas Development 2015 Ltd.	2.5000	4/28/2020	796,401
200,000	Sinopec Group Overseas Development 2016 Ltd.	2.7500	9/29/2026	185,506
10,000	SM Energy Co.	5.0000	1/15/2024	9,450
				8,897,561
	OIL & GAS SERVICES - 0.0% ^
6,000	FTS International, Inc.	6.2500	5/1/2022	5,250
85,000	Schlumberger Holdings Corp. (c)	2.3500	12/21/2018	85,563
				90,813
	OTHER ABS - 14.9%
1,900,821	Ajax Mortgage Loan Trust 2016-C (c,f)	4.0000	10/25/2057	1,891,981
500,000	ALM VII R Ltd. (c,d)	5.0618	10/15/2028	509,639
750,000	Anchorage Capital CLO 4 Ltd. 2014-4A A1A (c,d)	2.4890	7/28/2026	750,263
500,000	Anchorage Capital CLO 5 Ltd. 2014-5A A (c,d)	2.6232	10/15/2026	502,112
1,000,000	Annisa CLO Ltd. 2016-2 2016-2A B (c,d)	3.1301	7/20/2028	997,748
1,000,000	Apidos CLO XIV 2013-14A A (c,d)	2.1732	4/15/2025	1,000,672
1,365,000	Apidos CLO XVI 2013-16A A1 (c,d)	2.4748	1/19/2025	1,370,025
250,000	Apidos CLO XVIII 2014-18A C (c,d)	4.6912	7/22/2026	250,016
250,000	Apidos CLO XVIII 2014-18A D (c,d)	6.2412	7/22/2026	247,923
625,000	Arbor Realty Collateralized Loan Obligation 2015-FL2 Ltd. (c,d)	5.9122	9/15/2025	628,395
1,882,213	Arcadia Receivables Credit Trust 2017-1 (c)	3.2500	6/15/2023	1,883,978
148,656	Ares IIR/IVR CLO Ltd. 2007-3RA A2 (c,d)	1.2432	4/16/2021	148,646
115,345	AVANT Loans Funding Trust 2016-B 2016-B A (c)	3.9200	8/15/2019	115,556
1,000,000	Babson CLO Ltd. 2013-IA A (c,d)	2.1301	4/20/2025	1,001,048
2,113,269	Bayview Opportunity Master Fund IIIb RPL Trust 2016-4 A (c,f)	3.4748	7/28/2018	2,098,539
3,304,952	BCAPB LLC Trust 2007-AB1 2007-AB1 A5 (f)	5.0799	3/25/2037	2,294,972
11,536	Blue Elephant Loan Trust 2015-1 A (c)	3.1200	12/15/2022	11,535
700,000	Blue Elephant Loan Trust 2015-1 B (c)	5.5600	12/15/2022	698,842
298,071	BlueMountain CLO 2012-1A Ltd. A (c,d)	2.3501	7/20/2023	298,405
500,000	BlueMountain CLO 2013-1 Ltd. CR (c)	5.1801	1/20/2029	500,000
1,000,000	BlueMountain CLO Ltd. 2014-3A A1 (c,d)	2.5032	10/15/2026	1,004,139
3,500,000	BlueMountain CLO Ltd. 2015-3A Ltd. A1 (c,d)	2.5101	10/20/2027	3,512,866
2,000,000	BlueMountain CLO II Ltd. C (c,d)	1.8546	7/15/2018	1,992,361
469,319	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T (c,d)	1.3012	10/23/2021	469,221
1,708,686	Carlyle Global Market Strategies CLO 2012-2 Ltd. (c,d)	2.3301	7/20/2023	1,710,329
1,000,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. (c,d)	2.5601	4/20/2027	1,000,859
491,202	Carlyle High Yield Partners X Ltd. 2007-10A A1 (c,d)	1.2498	4/19/2022	491,831
342,342	Carlyle High Yield Partners X Ltd. 2007-10A A2A (c,d)	1.2398	4/19/2022	342,549
1,000,000	Catarmaran CLO Ltd. 2015-1A A (c,d)	2.5912	4/22/2027	1,000,343
500,000	CENT CLO 19 Ltd. 2013-19A A1A (c,d)	2.3690	10/29/2025	500,553
2,000,000	CIM TRUST	1.2398	7/26/2055	1,753,838
2,000,000	CIM TRUST	1.2398	2/27/2056	1,754,592
2,310,000	CIM TRUST	1.2398	1/27/2057	2,541,000
2,000,000	CIM TRUST	1.2398	2/27/2056	1,754,842
1,773,383	Citicorp Residential Mortgage Trust Series 2007-2 (f)	5.3307	6/25/2037	1,815,532
46,402	Citigroup Mortgage Loan Trust 2007-WFHE2 (d)	1.1617	3/25/2037	46,363
9,506	Consumer Credit Origination Loan Trust 2015-1 A (c)	2.8200	3/15/2021	9,570
2,000,000	Consumer Credit Origination Loan Trust 2015-1 B (c)	5.2100	3/15/2021	2,003,611
708,352	Consumer Installment Loan Trust Series 2016-LD1 A (c)	3.9600	7/15/2022	714,420
26,162	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)	4.1486	4/25/2036	26,525
250,000	Dorchester Park CLO Ltd. 2015-1A C (c,d)	4.2301	1/20/2027	250,085
250,000	Dorchester Park CLO Ltd. 2015-1A D (c,d)	4.5801	1/20/2027	250,026
1,312,500	Eagle I Ltd. 2014-1A A1 (c)	2.5700	12/15/2039	1,302,843
285,149	Eaton Vance CDO VIII Ltd. 2006-8A A (c,d)	1.2890	8/15/2022	284,541
1,000,000	Eaton Vance CDO VIII Ltd. 2006-8A B (c,d)	1.6890	8/15/2022	992,715
250,000	Emerson Park CLO Ltd. 2013-1A C1 (c,d)	3.7732	7/15/2025	250,401
250,000	Flatiron CLO Ltd. 2014-1A C (c,d)	4.3232	7/17/2026	246,934
2,650,000	Galaxy XVIII CLO Ltd. 2014-18A A (c,d)	2.4932	10/15/2026	2,650,000
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A C (c,d)	3.7340	8/1/2025	250,065
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A D (c,d)	4.8340	8/1/2025	248,923
300,000	Halcyon Loan Advisors Funding 2014-1 Ltd. 2014-1A A1 (c,d)	2.5537	4/18/2026	300,084
686,499	Invitation Homes 2015-SFR3 Trust A (c,d)	2.2428	8/17/2032	691,199
2,000,000	Jamestown CLO IV Ltd. 2014-4A A1A (c,d)	2.5232	7/15/2026	1,999,800
1,000,000	Jamestown CLO IX Ltd. 2016-9A A1B (c,d)	2.3200	10/20/2028	1,010,468
1,979,167	Labrador Aviation Finance Ltd. 2016-1A (c)	5.6820	1/15/2042	1,996,844
250,000	LCM XII LP 12A A (c,d)	4.7248	10/19/2022	252,231
250,000	LCM XV LP 15A C (c,d)	4.1523	8/25/2024	250,240
750,000	LCM XVI LP 16A A (c,d)	2.5232	7/15/2026	754,339
391,814	LendingClub Issuance Trust Series 2016-NP1 A (c)	3.0000	1/17/2023	392,761
250,000	Madison Park Funding XI Ltd. (c,d)	4.5412	10/23/2025	252,061
1,000,000	Magnetite XII Ltd. 2015-12A A (c,d)	2.3532	4/15/2027	1,000,000
288,967	Mosaic Solar Loans 2017-1 LLC A (c)	4.4500	6/20/2042	290,253
135,189	Mountain View CLO II Ltd. 2006-2A A1 (c,d)	1.2679	1/12/2021	135,139
1,560,655	Nationstar HECM Loan Trust 2016-2 2016-2A A (c)	2.2394	6/25/2026	1,571,251
250,000	NewMark Capital Funding 2013 Ltd. (c,d)	2.1840	6/2/2025	250,260
246,346	OneMain Financial Issuance Trust 2014-1 (c)	2.4300	6/18/2024	246,394
1,000,000	OneMain Financial Issuance Trust 2015-1A A (c)	3.1900	3/18/2026	1,010,576
1,000,000	Oportun Funding IV LLC (c)	3.2800	11/8/2021	990,862
196,949	Pacific Bay CDO Ltd. 2003-1A A2 (c,d)	2.4938	11/4/2038	191,966
1,000,000	Palmer Square CLO 2014-1 Ltd. (c,d)	2.3932	1/17/2027	1,000,270
996,415	Progress Residential 2016-SFR1 Trust 2016-SFR1 A (c,d)	2.4428	9/17/2033	1,009,150
248,862	RAMP Series 2006-RS4 A3 Trust (d)	1.1517	7/25/2036	247,062
661,531	Sierra Timeshare 2016-2 Receivables Funding LLC 2016-2A A (c)	2.3300	7/20/2033	661,405
1,576,787	Sierra Timeshare 2016-3 Receivables Funding LLC (c)	2.4300	10/20/2033	1,559,243
411,792	Silverado CLO 2006-II Ltd. 2006-2A A1J (c,d)	1.3732	10/16/2020	412,221
864,831	Sofi Consumer Loan Program 2016-3 LLC (c)	3.0500	12/26/2025	865,306
500,000	Sound Harbor Loan Fund 2014-1 Ltd. 2014-1A A1 (c,d)	2.5390	10/30/2026	500,887
2,172,897	SpringCastle America Funding LLC 2014-AA A (c)	3.0500	4/25/2029	2,186,223
1,000,000	Springleaf Funding Trust 2016-A (c)	2.9000	11/15/2029	1,005,720
3,063,672	Symphony CLO VIII LP 2012-8A AR (c,d)	2.1101	1/9/2023	3,071,963
750,000	Symphony CLO XI Ltd. 2013-11A A (c,d)	2.3232	1/17/2025	751,796
250,000	Symphony CLO XI Ltd. 2013-11A C (c,d)	4.1732	1/17/2025	250,061
3,125,000	Venture VII CDO Ltd. 2006-7A A1B (c,d)	1.3601	1/20/2022	3,071,261
1,000,000	Venture XVI CLO Ltd. 2014-16A A1L (c,d)	2.5232	4/15/2026	1,000,000
1,000,000	Venture XVII CLO Ltd. 2014-17A A (c,d)	2.5032	7/15/2026	1,000,643
250,000	Venture XVII CLO Ltd. 2014-17A B2 (c,d)	3.1232	7/15/2026	251,131
1,000,000	Venture XXIII CLO Ltd 2016-23A A (c,d)	2.6748	7/19/2028	1,010,263
1,000,000	Vibrant Clo V Ltd. (c,d)	2.5462	1/20/2029	1,000,000
1,793,562	VOLT XLVIII LLC 2016-NPL8 A1 (c,f)	3.5000	7/25/2046	1,803,247
1,142,282	VOLT XXII LLC 2015-NPL4 A1 (c,f)	3.5000	2/25/2055	1,148,776
587,341	Wasatch Ltd. 06-1A Cl A1B (c,d)	1.2762	11/14/2022	582,055
7,806	Westwood CDO II Ltd. A1 (c,d)	1.2579	4/25/2022	7,804
250,000	Zais CLO 2 Ltd.2014-2A A1A (c,d)	2.5379	7/25/2026	250,656
				86,606,043
	PACKAGING & CONTAINERS - 0.0% ^
20,000	Berry Plastics Corp.	5.5000	5/15/2022	20,775
40,000	BWAY Holding Co. (c)	5.5000	4/15/2024	40,325
15,000	Flex Acquisition Co., Inc. (c)	6.8750	1/15/2025	15,324
15,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (c)	7.0000	7/15/2024	16,059
				92,483
	PHARMACEUTICALS - 0.6%
485,000	AbbVie, Inc.	1.8000	5/14/2018	485,546
149,000	AbbVie, Inc.	4.7000	5/14/2045	148,605
151,000	Actavis Funding SCS	2.3500	3/12/2018	151,658
335,000	AstraZeneca PLC	1.7500	11/16/2018	335,115
75,000	AstraZeneca PLC	2.3750	11/16/2020	75,106
490,000	Cardinal Health, Inc.	1.9500	6/15/2018	491,500
415,000	Express Scripts Holding Co.	2.2500	6/15/2019	415,249
30,000	Express Scripts Holding Co.	3.4000	3/1/2027	28,253
80,000	Express Scripts Holding Co.	4.5000	2/25/2026	82,060
20,000	inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (c)	7.5000	10/1/2024	20,575
460,000	Mylan NV (c)	2.5000	6/7/2019	462,103
160,000	Mylan NV	3.1500	6/15/2021	160,588
265,000	Shire Acquisitions Investments Ireland DAC	1.9000	9/23/2019	263,090
160,000	Shire Acquisitions Investments Ireland DAC	2.8750	9/23/2023	155,252
185,000	Teva Pharmaceutical Finance Co. BV	1.7000	7/19/2019	182,891
55,000	Teva Pharmaceutical Finance Co. BV	2.8000	7/21/2023	52,240
167,000	Teva Pharmaceutical Finance Co. BV	2.9500	12/18/2022	163,076
10,000	Valeant Pharmaceuticals International, Inc. (c)	7.0000	3/15/2024	10,263
15,000	Vizient, Inc. (c)	10.3750	3/1/2024	17,119
				3,700,289
	PIPELINES - 0.1%
150,000	Enable Midstream Partners LP	4.4000	3/15/2027	148,880
15,000	Energy Transfer Equity LP	5.5000	6/1/2027	15,675
20,000	Energy Transfer Partners LP	4.2000	4/15/2027	19,760
145,000	Energy Transfer Partners LP	4.7500	1/15/2026	149,366
145,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	168,240
25,000	Kinder Morgan, Inc.	3.0500	12/1/2019	25,421
128,160	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.2980	9/30/2020	134,624
10,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. (c)	5.3750	2/1/2027	10,350
20,000	Williams Partners LP / ACMP Finance Corp.	4.8750	3/15/2024	20,573
				692,889
	PRIVATE EQUITY - 0.0%^
15,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.2500	2/1/2022	15,225

	REGIONAL - 0.0%^
150,000	Provincia de Buenos Aires/Argentina	7.8750	6/15/2027	151,905

	REITS - 0.2%
318,000	Boston Properties LP	5.8750	10/15/2019	344,150
160,000	Boston Properties LP	4.1250	5/15/2021	168,245
5,000	CyrusOne LP / CyrusOne Finance Corp.	5.0000	3/15/2024	5,138
20,000	Equinix, Inc.	5.8750	1/15/2026	21,275
20,000	ESH Hospitality, Inc. (c)	5.2500	5/1/2025	20,162
5,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (c)	5.6250	5/1/2024	5,275
15,000	Simon Property Group LP	5.6500	2/1/2020	16,307
280,000	Simon Property Group LP	2.1500	9/15/2017	280,428
115,000	Simon Property Group LP	2.2000	2/1/2019	115,694
155,000	Simon Property Group LP	3.3000	1/15/2026	152,827
				1,129,501
	RETAIL - 0.1%
15,000	Asbury Automotive Group, Inc.	6.0000	12/15/2024	15,488
351,000	CVS Health Corp.	1.9000	7/20/2018	351,694
100,000	Home Depot, Inc.	3.0000	4/1/2026	99,825
50,000	Home Depot, Inc.	3.3500	9/15/2025	51,422
35,000	PetSmart, Inc. (c)	7.1250	3/15/2023	33,250
20,000	Rite Aid Corp. (c)	6.1250	4/1/2023	19,825
25,000	Sally Holdings LLC / Sally Capital, Inc.	5.7500	6/1/2022	25,719
				597,223
	SEMICONDUCTORS - 0.1%
155,000	Analog Devices, Inc.	2.5000	12/5/2021	153,514
75,000	Applied Materials, Inc.	4.3500	4/1/2047	75,928
190,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. (c)	2.3750	1/15/2020	189,977
75,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. (c)	3.6250	1/15/2024	75,553
15,000	Micron Technology, Inc. (c)	5.2500	8/1/2023	15,375
				510,347
	SOFTWARE - 0.2%
15,000	Camelot Finance SA (c)	7.8750	10/15/2024	15,788
105,000	Fidelity National Information Services, Inc.	3.6250	10/15/2020	109,113
15,000	First Data Corp. (c)	7.0000	12/1/2023	16,087
15,000	First Data Corp. (c)	5.7500	1/15/2024	15,473
20,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl (c)	10.0000	11/30/2024	21,750
20,000	Infor US, Inc.	6.5000	5/15/2022	20,552
25,000	Informatica LLC (c)	7.1250	7/15/2023	24,437
160,000	Microsoft Corp.	4.4500	11/3/2045	168,864
205,000	Microsoft Corp.	1.8500	2/6/2020	205,636
25,000	Open Text Corp. (c)	5.8750	6/1/2026	26,188
220,000	Oracle Corp.	2.2500	10/8/2019	222,693
155,000	Oracle Corp.	4.1250	5/15/2045	150,654
145,000	Oracle Corp.	1.9000	9/15/2021	142,480
20,000	Quintiles IMS, Inc. (c)	4.8750	5/15/2023	20,275
15,000	Solera LLC / Solera Finance, Inc. (c)	10.5000	3/1/2024	17,138
30,000	Sophia LP / Sophia Finance, Inc. (c)	9.0000	9/30/2023	31,500
				1,208,628
	STUDENT LOAN ABS - 0.6%
933,210	Access Group, Inc. 2007-A B (d)	1.6023	2/25/2037	823,910
12,000	Earnest Student Loan Program 2016-D LLC (c)	-	1/25/2041	1,008,000
1,500,000	Sofi Professional Loan Program 2017-B LLC (c)	1.8300	5/25/2040	1,499,886
				3,331,796
	TECHNOLOGY - 0.1%
500,000	AXIATA SPV2 BHD	3.4660	11/19/2020	511,653

	TELECOMMUNICATIONS - 0.7%
145,000	AT&T, Inc.	3.8000	3/1/2024	147,229
635,000	British Telecommunications PLC	5.9500	1/15/2018	655,880
20,000	Cincinnati Bell, Inc. (c)	7.0000	7/15/2024	20,975
400,000	Cisco Systems, Inc.	1.4000	9/20/2019	396,931
155,000	Cisco Systems, Inc.	1.8500	9/20/2021	152,008
20,000	CommScope, Inc. (c)	5.0000	6/15/2021	20,550
200,000	Digicel Group Ltd.	7.1250	4/1/2022	155,500
600,000	Digicel Ltd.	7.0000	2/15/2020	576,612
15,000	Embarq Corp.	7.9950	6/1/2036	14,925
200,000	Empresa Nacional de Telecomunicaciones SA	4.7500	8/1/2026	204,947
15,000	Frontier Communications Corp	8.5000	4/15/2020	15,825
20,000	Intelsat Jackson Holdings SA	5.5000	8/1/2023	16,500
10,000	Intelsat Jackson Holdings SA (c)	8.0000	2/15/2024	10,600
40,000	Level 3 Communications, Inc.	5.7500	12/1/2022	41,400
200,000	Ooredoo International Finance Ltd.	3.8750	1/31/2028	195,120
551,000	Orange SA	2.7500	2/6/2019	557,462
400,000	Telefonica Celular del Paraguay S.A.	6.7500	12/13/2022	412,000
15,000	Telesat Canada / Telesat LLC (c)	8.8750	11/15/2024	16,425
155,000	Verizon Communications, Inc.	4.4000	11/1/2034	146,675
552,000	Verizon Communications, Inc. (c)	2.9460	3/15/2022	549,802
				4,307,366
	TEXTILES - 0.0% ^
55,000	Cintas Corp No. 2	3.7000	4/1/2027	56,200

	TRANSPORTATION - 0.1%
200,000	Autoridad del Canal de Panama	4.9500	7/29/2035	218,500
150,000	Burlington Northern Santa Fe LLC	4.5500	9/1/2044	158,188
165,000	CSX Corp.	3.8000	11/1/2046	150,521
150,000	FedEx Corp.	4.7500	11/15/2045	153,624
10,000	Kenan Advantage Group, Inc. (The) (c)	7.8750	7/31/2023	10,225
				691,058
	TRUCKING & LEASING - 0.0% ^
75,000	Penske Truck Leasing Co Lp / PTL Finance Corp.	4.2000	4/1/2027	76,363

	U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.5%
204,432	Fannie Mae Pool AL4292 (e)	4.5000	4/1/2026	216,275
725,454	Fannie Mae Pool AS4281 (e)	3.0000	1/1/2035	735,773
1,231,173	Fannie Mae Pool AS4360 (e)	3.0000	1/1/2035	1,248,693
818,721	Fannie Mae Pool AS4645 (e)	3.0000	3/1/2045	813,075
936,906	Fannie Mae Pool AS7661 (e)	3.0000	8/1/2046	925,269
50,223	Fannie Mae Pool MA1050 (e)	4.5000	3/1/2042	52,336
1,552,725	Fannie Mae Pool MA2737 (e)	3.0000	9/1/2046	1,541,626
1,099,322	Freddie Mac Gold Pool G08622 (e)	3.0000	1/1/2045	1,089,955
1,358,224	Freddie Mac Gold Pool G08721 (e)	3.0000	9/1/2046	1,346,644
255,037	Freddie Mac Gold Pool N70081 (e)	5.5000	7/1/2038	282,101
330,448	Freddie Mac Gold Pool Q13637 (e)	3.0000	11/1/2042	329,478
338,236	Freddie Mac Gold Pool Q13638 (e)	3.0000	11/1/2042	337,242
				8,918,467
	TREASURY SECURITIES - 8.3%
1,461,149	United States Treasury Inflation Indexed Bond	1.0000	2/15/2046	1,520,263
499,123	United States Treasury Inflation Indexed Note	0.1250	7/15/2024	505,695
500,501	United States Treasury Inflation Indexed Note	0.1250	7/15/2026	494,692
2,375,000	United States Treasury Bond	2.7500	11/15/2042	2,261,351
820,000	United States Treasury Note	0.6250	5/31/2017	819,914
1,730,000	United States Treasury Note	0.6250	9/30/2017	1,727,568
3,600,000	United States Treasury Note	0.7500	1/31/2018	3,600,402
2,950,000	United States Treasury Note	0.7500	10/31/2018	2,929,259
3,200,000	United States Treasury Note	0.8750	9/15/2019	3,160,874
3,600,000	United States Treasury Note	0.8750	11/30/2017	3,603,214
2,490,000	United States Treasury Note	1.0000	2/15/2018	2,488,735
1,800,000	United States Treasury Note	1.0000	3/15/2018	1,798,664
4,050,000	United States Treasury Note	1.0000	12/31/2017	4,049,210
1,490,000	United States Treasury Note	1.0000	5/31/2018	1,487,905
270,000	United States Treasury Note	1.0000	5/15/2018	269,662
60,000	United States Treasury Note	1.5000	2/28/2023	58,003
2,250,000	United States Treasury Note	1.5000	5/31/2020	2,244,375
3,150,000	United States Treasury Note	1.6250	5/15/2026	2,954,725
2,000,000	United States Treasury Note	1.6250	6/30/2019	2,013,046
1,100,000	United States Treasury Note	1.6250	6/30/2020	1,100,902
3,520,000	United States Treasury Note	1.7500	3/31/2022	3,487,275
120,000	United States Treasury Note	1.7500	12/31/2020	120,089
2,240,000	United States Treasury Note	2.0000	11/30/2020	2,262,924
630,000	United States Treasury Note	2.1250	2/29/2024	626,543
2,370,000	United States Treasury Note	2.2500	3/31/2021	2,412,030
				47,997,320

	TOTAL BONDS & NOTES (Cost - $425,667,832)			422,712,188

	SHORT-TERM INVESTMENTS - 11.3%
	U.S. TREASURY BILLS - 11.3%
6,000,000	United States Treasury Bill+ (a)	0.4700	4/27/2017	5,997,634
43,000,000	United States Treasury Bill+ (a)	0.5100	7/20/2017	42,931,922
16,500,000	United States Treasury Bill+ (a)	-	10/12/2017	16,439,092
	TOTAL SHORT-TERM INVESTMENTS (Cost - $65,368,648)			65,368,648

	TOTAL INVESTMENTS - 94.7% (Cost - $547,087,751) (h)			$ 549,202,493
	OTHER ASSETS LESS LIABILITIES - 5.3%			30,683,872
	TOTAL NET ASSETS - 100.0%			$ 579,886,365

	MBS - Mortgage Backed Security
	ABS - Asset Backed Security
	REIT - Real Estate Investment Trust
	REMICS - Real Estate Mortgage Investment Conduits
*	Non-Income bearing.
^	Represents a percentage less than 0.05%
**	Zero coupon security. Payment received at maturity. Rate shown represents rate at date of purchase.
+	Held as collateral for the swap contract.
(a)	All or a portion of these investments is a holding of the AFES Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at December 31, 2016.
(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2017, these securities amounted to $124,464,838 or 21.46% of net assets.
(d)	Variable rate security; the rate shown represents the rate at March 31, 2017.
(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.
(f)	Step-Up Bond; the interest rate shown is the rate in effect as of March 31, 2017.
(g)	Security in default.
(h)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $574,833,053 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:			$ 13,773,723
	Unrealized Depreciation:			(39,404,283)
	Net Unrealized Depreciation:			$ (25,630,560)

TOTAL RETURN SWAP CONTRACT (a)
	Notional		Termination		Unrealized
Reference Entity	Amount	Interest Rate	Date	Counterparty	Appreciation
Barclays Bank PLC SWAP	$ 68,223,470	LIBOR + 1.20%	11/9/2018	Barclays Bank, Plc	$ 473,101

Altegris GSA Trend Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares				Value

	TOTAL INVESTMENTS - 0.0% (Cost - $0)			$ -
	OTHER ASSETS LESS LIABILITIES - 100.0%			47,083,318
	TOTAL NET ASSETS - 100.0%			$ 47,083,318

(a)	All or a portion of these investments is a holding of the consolidated AGSAT Fund Limited.

	SHORT FUTURES CONTRACTS
Contracts	Issue	Expiration	Notional Value at March 31, 2017	Unrealized Appreciation/ (Depreciation)
135	3MO Euro EURIBOR	March-18	36,178,557	$ (21,797)
170	90-Day Euro$ Future	June-18	41,743,500	(3,312)
117	Australian 3YR Bond Future	June-17	9,973,715	(19,369)
53	Australian 10YR Bond Future	June-17	5,193,285	(28,251)
47	Bank Accept Future	March-18	8,711,290	(1,696)
94	British Pound Future	June-17	7,376,650	(45,156)
80	Canadian Dollar Future	June-17	6,026,400	(37,225)
53	Canadian 10YR Bond Future	June-17	5,457,174	(27,212)
35	CHF Currency Future	June-17	4,392,500	35,950
46	Cocoa Future (a)	May-17	963,700	17,650
28	Cocoa Future (a)	May-17	587,862	22,282
19	Coffee Future (a)	May-17	992,513	(394)
89	Corn Future (a)	May-17	1,620,913	(26,350)
11	Euro BUXL 30YR Bond	June-17	1,983,118	(17,218)
15	Euro CHF 3MO ICE	December-17	3,775,663	(736)
61	Euro FX Currency Future	June-17	8,175,525	78,619
38	Euro BTP Future	June-17	5,311,624	(69,652)
34	Euro OAT Future	June-17	5,347,069	(42,181)
8	FTSE/JSE Top 40 Index Future	June-17	273,063	(3,316)
6	Gold 100 Oz Future (a)	June-17	750,720	(1,530)
6	JPN 10YR Bond (OSE)	June-17	8,091,894	9,144
40	JPN YEN Currency Future	June-17	4,505,750	(1,212)
18	KC HRW Wheat Future (a)	May-17	378,450	8,487
2	Lean Hogs (a)	June-17	59,080	(290)
7	Natural Gas (a)	May-17	223,300	(5,070)
1	New Zealand $ Future	June-17	69,990	(280)
1	NY Harbor ULSD Future (a)	May-17	66,133	(3,385)
26	Platinum Future (a)	July-17	1,238,120	18,140
41	Soybean Future (a)	May-17	1,939,300	53,762
16	Soybean Meal Future (a)	May-17	493,440	10,830
61	Soybean Oil Future (a)	May-17	1,163,148	25,542
36	World Sugar #11 (a)	May-17	675,763	17,013
54	US 10YR Note (CBT) Future	June-17	6,726,375	(11,031)
3	US 10YR Ultra Future	June-17	401,672	(891)
78	US 2YR Note (CBT) Future	June-17	16,883,344	(15,453)
97	US 5YR Note (CBT) Future	June-17	11,419,477	(19,234)
17	US Long Bond (CBT) Future	June-17	2,564,344	(11,156)
6	US Ultra Bond (CBT) Future	June-17	963,750	(3,375)
61	Wheat (CBT) Future (a)	May-17	1,300,825	(11,200)
3	White Sugar (ICE) (a)	May-17	71,580	805
12	WTI Crude Future (a)	May-17	607,200	(33,780)
				$ (163,528)
	LONG FUTURES CONTRACTS
5	90-Day Bank Bill	December-17	3,744,451	280
133	90-Day Sterling Future	March-18	20,682,711	5,849
7	Amsterdam Index	April-17	771,446	14,534
72	Australian Dollar Future	June-17	5,497,920	(13,290)
110	BIST National 30 Index	April-17	328,265	(3,070)
6	Brent Crude Future (a)	June-17	321,180	14,320
13	CAC40 10 Euro Future	April-17	711,267	19,629
46	Canola (WCE) Future (a)	July-17	336,985	(7,245)
4	Cattle Feeder Future (a)	May-17	265,400	1,812
46	Coffee Robusta (a)	May-17	988,540	(5,390)
34	Copper Future (a)	May-17	2,254,625	36,125
58	Cotton No. 2 Future (a)	May-17	2,242,570	(17,990)
2	DAX Index	June-17	659,351	21,388
9	DJIA Mini e-CBOT	June-17	927,180	1,090
53	Dollar Index	June-17	5,311,554	30,109
17	Euro STOXX 50	June-17	622,928	15,496
107	Euro-BOBL Future	June-17	15,083,446	45,766
16	Euro-Bond Future	June-17	2,762,350	(1,155)
309	Euro-SCHATZ Future	June-17	37,095,982	23,704
9	FTSE 100 Index	June-17	818,789	2,081
98	FTSE China A50	April-17	1,024,345	2,475
12	FTSE KLCI Future	April-17	236,787	(2,357)
3	FTSE/MIB Index Future	June-17	321,683	9,531
4	Hang Seng Index	April-17	621,013	(7,129)
6	H-SHARES Index	April-17	397,143	(7,760)
4	IBEX 35 Index	April-17	445,481	10,274
20	KOSPI2 Index	June-17	1,259,500	(2,148)
65	Live Cattle (a)	June-17	2,882,750	(58,070)
17	LME Copper (a)	June-17	2,532,469	59,181
8	LME Lead (a)	June-17	470,250	(2,775)
2	LME Nickel (a)	June-17	121,536	1,293
42	LME Aluminum (a)	June-17	2,062,463	38,806
22	LME Zinc (a)	June-17	1,578,775	9,050
52	Long Gilt	June-17	8,295,686	62,081
15	LOW Gasoline (a)	April-17	704,250	27,100
43	Mexican Peso Future	June-17	1,133,910	5,235
7	Mini MSCI EAFE	June-17	623,700	5,480
11	Mini MSCI Emerging Market	June-17	528,770	(1,035)
29	MSCI SING IX ETS	April-17	725,052	6,442
25	MSCI TAIWAN Index	April-17	906,750	(8,000)
8	NASDAQ 100 E-Mini	June-17	870,160	16,330
6	NIKKEI 225 (SGX)	June-17	508,840	(1,198)
52	OMXS30 Index	April-17	921,530	25,611
16	Palladium Future (a)	June-17	1,277,040	13,460
7	Russell 2000 Mini Future	June-17	484,540	13,835
4	S&P Mid 400 E-mini Future	June-17	687,280	10,330
5	S&P/TSX 60 IX Future	June-17	683,913	12,746
8	S&P 500 E-mini Future	June-17	943,700	7,987
86	SET50 Future	June-17	495,740	(323)
12	SGX NIFTY 50	April-17	220,752	1,581
64	Short-Term Euro-BTP	June-17	7,683,653	13,564
11	Silver Future (a)	May-17	1,004,080	13,605
7	SPI 200 Future	June-17	780,701	24,182
22	STOXX EUROPE 600	June-17	442,013	10,279
4	TOPIX Index Future	June-17	542,942	(4,195)
18	WIG20 Index Future	June-17	197,812	(2,335)
				$ 487,176
	TOTAL UNREALZED APPRECIATION ON FUTURES CONTRACTS			$ 323,648

	Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For	U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Buy:
4/4/2017	Barclays Bank PLC	799,573	BRL	$ 256,257	$ 251,609	$ (4,648)
4/4/2017	Barclays Bank PLC	7,994	BRL	2,562	2,515	(47)
4/4/2017	Barclays Bank PLC	79,945	BRL	25,626	25,157	(469)
4/4/2017	Barclays Bank PLC	79,958	BRL	25,626	25,161	(465)
4/4/2017	Barclays Bank PLC	21,877	BRL	7,009	6,884	(125)
4/4/2017	Barclays Bank PLC	3,383,466	BRL	1,090,772	1,064,704	(26,068)
4/4/2017	Barclays Bank PLC	33,817	BRL	10,907	10,642	(265)
4/4/2017	Barclays Bank PLC	1,691,242	BRL	545,386	532,198	(13,188)
4/4/2017	Barclays Bank PLC	33,826	BRL	10,907	10,644	(263)
4/4/2017	Barclays Bank PLC	338,400	BRL	109,077	106,487	(2,590)
4/4/2017	Barclays Bank PLC	338,346	BRL	109,077	106,470	(2,607)
4/4/2017	Barclays Bank PLC	1,690,860	BRL	545,386	532,077	(13,309)
4/4/2017	Barclays Bank PLC	33,831	BRL	10,907	10,646	(261)
4/4/2017	Barclays Bank PLC	1,691,951	BRL	545,386	532,421	(12,965)
4/4/2017	Barclays Bank PLC	338,346	BRL	109,077	106,470	(2,607)
4/4/2017	Barclays Bank PLC	338,270	BRL	109,077	106,446	(2,631)
4/4/2017	Barclays Bank PLC	338,270	BRL	109,077	106,446	(2,631)
4/4/2017	Barclays Bank PLC	1,691,133	BRL	545,386	532,163	(13,223)
4/4/2017	Barclays Bank PLC	338,237	BRL	109,077	106,436	(2,641)
4/4/2017	Barclays Bank PLC	1,690,039	BRL	545,385	531,819	(13,566)
4/4/2017	Barclays Bank PLC	33,784	BRL	10,907	10,631	(276)
4/4/2017	Barclays Bank PLC	337,855	BRL	109,077	106,316	(2,761)
4/4/2017	Barclays Bank PLC	337,801	BRL	109,077	106,299	(2,778)
4/4/2017	Barclays Bank PLC	1,688,512	BRL	545,385	531,338	(14,047)
4/4/2017	Barclays Bank PLC	33,763	BRL	10,907	10,624	(283)
4/4/2017	Barclays Bank PLC	337,801	BRL	109,077	106,299	(2,778)
4/4/2017	Barclays Bank PLC	1,530,516	BRL	494,273	481,621	(12,652)
4/4/2017	Barclays Bank PLC	935,739	BRL	298,834	294,457	(4,377)
4/4/2017	Barclays Bank PLC	522,592	BRL	167,069	164,448	(2,621)
4/4/2017	Barclays Bank PLC	261,080	BRL	83,535	82,156	(1,379)
4/4/2017	Barclays Bank PLC	261,122	BRL	83,535	82,170	(1,365)
4/4/2017	Barclays Bank PLC	70,634	BRL	22,574	22,227	(347)
4/4/2017	Barclays Bank PLC	52,209	BRL	16,707	16,429	(278)
4/4/2017	Barclays Bank PLC	52,245	BRL	16,706	16,440	(266)
4/4/2017	Barclays Bank PLC	5,226	BRL	1,670	1,644	(26)
4/4/2017	Barclays Bank PLC	93,781	BRL	29,916	29,511	(405)
4/4/2017	Barclays Bank PLC	470,147	BRL	150,293	147,945	(2,348)
4/4/2017	Barclays Bank PLC	457,950	BRL	146,394	144,107	(2,287)
4/4/2017	Barclays Bank PLC	235,195	BRL	75,147	74,011	(1,136)
4/4/2017	Barclays Bank PLC	229,095	BRL	73,198	72,091	(1,107)
4/4/2017	Barclays Bank PLC	46,994	BRL	15,029	14,788	(241)
4/4/2017	Barclays Bank PLC	47,017	BRL	15,029	14,795	(234)
4/4/2017	Barclays Bank PLC	45,801	BRL	14,639	14,413	(226)
4/4/2017	Barclays Bank PLC	45,797	BRL	14,639	14,411	(228)
4/4/2017	Barclays Bank PLC	28,351	BRL	9,058	8,921	(137)
4/4/2017	Barclays Bank PLC	4,697	BRL	1,502	1,478	(24)
4/4/2017	Barclays Bank PLC	483,402	BRL	154,800	152,116	(2,684)
4/4/2017	Barclays Bank PLC	108,021	BRL	34,607	33,992	(615)
4/4/2017	Barclays Bank PLC	10,801	BRL	3,460	3,399	(61)
5/3/2017	Barclays Bank PLC	23,900,760	BRL	7,600,693	7,470,858	(129,835)
5/3/2017	Barclays Bank PLC	306,317	BRL	97,502	95,748	(1,754)
5/3/2017	Barclays Bank PLC	445,702	BRL	139,806	139,317	(489)
5/3/2017	Barclays Bank PLC	222,721	BRL	69,904	69,618	(286)
5/3/2017	Barclays Bank PLC	222,847	BRL	69,904	69,657	(247)
5/3/2017	Barclays Bank PLC	222,742	BRL	69,904	69,624	(280)
5/3/2017	Barclays Bank PLC	222,844	BRL	69,904	69,656	(248)
5/3/2017	Barclays Bank PLC	222,704	BRL	69,903	69,612	(291)
5/3/2017	Barclays Bank PLC	150,875	BRL	47,320	47,160	(160)
5/3/2017	Barclays Bank PLC	44,554	BRL	13,980	13,927	(53)
5/3/2017	Barclays Bank PLC	44,524	BRL	13,980	13,917	(63)
5/3/2017	Barclays Bank PLC	44,533	BRL	13,980	13,920	(60)
5/3/2017	Barclays Bank PLC	44,547	BRL	13,980	13,925	(55)
5/3/2017	Barclays Bank PLC	4,457	BRL	1,398	1,393	(5)
5/3/2017	Barclays Bank PLC	4,455	BRL	1,398	1,393	(5)
5/3/2017	Barclays Bank PLC	4,458	BRL	1,398	1,394	(4)
5/3/2017	Barclays Bank PLC	4,455	BRL	1,398	1,392	(6)
5/3/2017	Barclays Bank PLC	4,455	BRL	1,398	1,392	(6)
6/21/2017	Barclays Bank PLC	5,000	AUD	3,822	3,809	(13)
6/21/2017	Barclays Bank PLC	27,602	BRL	8,944	8,686	(258)
6/21/2017	Barclays Bank PLC	275	BRL	89	86	(3)
6/21/2017	Barclays Bank PLC	2,759	BRL	894	868	(26)
6/21/2017	Barclays Bank PLC	12,781	BRL	4,141	4,022	(119)
6/21/2017	Barclays Bank PLC	463,785	BRL	147,933	145,943	(1,990)
6/21/2017	Barclays Bank PLC	72,253	BRL	23,051	22,737	(314)
6/21/2017	Barclays Bank PLC	73,650	CAD	55,000	55,289	289
6/21/2017	Barclays Bank PLC	113,258,316	CLP	170,688	170,423	(265)
6/21/2017	Barclays Bank PLC	1,788,402	CLP	2,695	2,691	(4)
6/21/2017	Barclays Bank PLC	27,257	CLP	41	41	-
6/21/2017	Barclays Bank PLC	71,309	CLP	108	107	(1)
6/21/2017	Barclays Bank PLC	1,784,711,858	CLP	2,678,742	2,685,508	6,766
6/21/2017	Barclays Bank PLC	9,824,451	CLP	14,747	14,783	36
6/21/2017	Barclays Bank PLC	4,113,483	CLP	6,208	6,190	(18)
6/21/2017	Barclays Bank PLC	1,766,773	CLP	2,659	2,659	-
6/21/2017	Barclays Bank PLC	36,552	CZK	1,475	1,463	(12)
6/21/2017	Barclays Bank PLC	28,073	CZK	1,128	1,123	(5)
6/21/2017	Barclays Bank PLC	4,000	EUR	4,333	4,295	(38)
6/21/2017	Barclays Bank PLC	67,000	EUR	72,993	71,948	(1,045)
6/21/2017	Barclays Bank PLC	270,767	HUF	944	940	(4)
6/21/2017	Barclays Bank PLC	674,906	ILS	186,376	186,397	21
6/21/2017	Barclays Bank PLC	216	ILS	60	60	-
6/21/2017	Barclays Bank PLC	10,412,861	ILS	2,875,853	2,857,910	17,943
6/21/2017	Barclays Bank PLC	65,600	ILS	17,807	17,841	34
6/21/2017	Barclays Bank PLC	24,241	ILS	6,682	6,695	13
6/21/2017	Barclays Bank PLC	13,260	ILS	3,677	3,662	(15)
6/21/2017	Barclays Bank PLC	23,841	ILS	6,601	6,585	(16)
6/21/2017	Barclays Bank PLC	53,049,987	INR	805,154	807,852	2,698
6/21/2017	Barclays Bank PLC	659,890,000	INR	10,000,000	10,048,887	48,887
6/21/2017	Barclays Bank PLC	65,993,000	INR	1,000,000	1,004,950	4,950
6/21/2017	Barclays Bank PLC	66,005,000	INR	1,000,000	1,005,132	5,132
6/21/2017	Barclays Bank PLC	15,688,253	INR	237,672	238,903	1,231
6/21/2017	Barclays Bank PLC	10,776,005	INR	163,352	164,098	746
6/21/2017	Barclays Bank PLC	1,966,650	INR	30,044	29,948	(96)
6/21/2017	Barclays Bank PLC	1,700,632	INR	25,996	25,897	(99)
6/21/2017	Barclays Bank PLC	472,823	INR	7,244	7,200	(44)
6/21/2017	Barclays Bank PLC	163,283,385	KRW	144,473	146,153	1,680
6/21/2017	Barclays Bank PLC	238,747	KRW	211	214	3
6/21/2017	Barclays Bank PLC	9,990,905	KRW	8,923	8,943	20
6/21/2017	Barclays Bank PLC	998,630	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,594	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,558	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,567	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,532	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,558	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,594	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,639	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,683	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,460	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,594	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,639	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,549	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,594	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,594	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,639	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,639	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,639	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,594	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,594	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,639	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,639	KRW	892	894	2
6/21/2017	Barclays Bank PLC	998,639	KRW	892	894	2
6/21/2017	Barclays Bank PLC	999,847	KRW	893	895	2
6/21/2017	Barclays Bank PLC	1,000,026	KRW	893	895	2
6/21/2017	Barclays Bank PLC	1,000,026	KRW	893	895	2
6/21/2017	Barclays Bank PLC	1,000,205	KRW	893	895	2
6/21/2017	Barclays Bank PLC	1,000,249	KRW	893	895	2
6/21/2017	Barclays Bank PLC	1,000,249	KRW	893	895	2
6/21/2017	Barclays Bank PLC	1,000,339	KRW	893	895	2
6/21/2017	Barclays Bank PLC	1,000,383	KRW	893	895	2
6/21/2017	Barclays Bank PLC	1,000,115	KRW	893	895	2
6/21/2017	Barclays Bank PLC	999,981	KRW	893	895	2
6/21/2017	Barclays Bank PLC	1,000,071	KRW	893	895	2
6/21/2017	Barclays Bank PLC	1,000,115	KRW	893	895	2
6/21/2017	Barclays Bank PLC	1,000,160	KRW	893	895	2
6/21/2017	Barclays Bank PLC	67,197	KRW	60	60	-
6/21/2017	Barclays Bank PLC	9,986,908	KRW	8,929	8,939	10
6/21/2017	Barclays Bank PLC	998,454	KRW	893	894	1
6/21/2017	Barclays Bank PLC	998,508	KRW	893	894	1
6/21/2017	Barclays Bank PLC	4,993,656	KRW	4,465	4,470	5
6/21/2017	Barclays Bank PLC	998,758	KRW	893	894	1
6/21/2017	Barclays Bank PLC	998,713	KRW	893	894	1
6/21/2017	Barclays Bank PLC	999,124	KRW	893	894	1
6/21/2017	Barclays Bank PLC	999,133	KRW	893	894	1
6/21/2017	Barclays Bank PLC	998,999	KRW	893	894	1
6/21/2017	Barclays Bank PLC	4,504,320	KRW	4,027	4,032	5
6/21/2017	Barclays Bank PLC	1,365,736,720	KRW	1,218,320	1,222,457	4,137
6/21/2017	Barclays Bank PLC	136,566,459	KRW	121,831	122,239	408
6/21/2017	Barclays Bank PLC	136,554,276	KRW	121,831	122,228	397
6/21/2017	Barclays Bank PLC	136,531,128	KRW	121,831	122,208	377
6/21/2017	Barclays Bank PLC	136,494,579	KRW	121,831	122,175	344
6/21/2017	Barclays Bank PLC	136,495,700	KRW	121,832	122,176	344
6/21/2017	Barclays Bank PLC	136,489,706	KRW	122,171	121,831	340
6/21/2017	Barclays Bank PLC	136,489,706	KRW	122,171	121,831	340
6/21/2017	Barclays Bank PLC	682,539,414	KRW	609,160	610,934	1,774
6/21/2017	Barclays Bank PLC	13,648,006	KRW	12,183	12,216	33
6/21/2017	Barclays Bank PLC	136,506,762	KRW	121,831	122,186	355
6/21/2017	Barclays Bank PLC	682,593,117	KRW	609,159	610,982	1,823
6/21/2017	Barclays Bank PLC	13,648,006	KRW	12,183	12,216	33
6/21/2017	Barclays Bank PLC	136,483,614	KRW	121,831	122,165	334
6/21/2017	Barclays Bank PLC	131,836,235	KRW	117,671	118,005	334
6/21/2017	Barclays Bank PLC	189,524,238	KRW	169,336	169,641	305
6/21/2017	Barclays Bank PLC	94,703,123	KRW	84,669	84,768	99
6/21/2017	Barclays Bank PLC	68,454,543	KRW	61,201	61,273	72
6/21/2017	Barclays Bank PLC	18,941,187	KRW	16,934	16,954	20
6/21/2017	Barclays Bank PLC	18,947,350	KRW	16,933	16,960	27
6/21/2017	Barclays Bank PLC	18,949,890	KRW	16,933	16,962	29
6/21/2017	Barclays Bank PLC	18,944,979	KRW	16,933	16,957	24
6/21/2017	Barclays Bank PLC	18,942,439	KRW	16,933	16,955	22
6/21/2017	Barclays Bank PLC	18,941,762	KRW	16,933	16,955	22
6/21/2017	Barclays Bank PLC	1,893,824	KRW	1,693	1,695	2
6/21/2017	Barclays Bank PLC	168,815,352	KRW	150,517	151,105	588
6/21/2017	Barclays Bank PLC	84,360,071	KRW	75,259	75,510	251
6/21/2017	Barclays Bank PLC	46,616,348	KRW	41,595	41,726	131
6/21/2017	Barclays Bank PLC	16,872,088	KRW	15,052	15,102	50
6/21/2017	Barclays Bank PLC	16,872,238	KRW	15,052	15,102	50
6/21/2017	Barclays Bank PLC	1,687,389	KRW	15,052	15,102	50
6/21/2017	Barclays Bank PLC	16,869,378	KRW	15,052	15,100	48
6/21/2017	Barclays Bank PLC	16,878,492	KRW	15,051	15,108	57
6/21/2017	Barclays Bank PLC	16,878,492	KRW	15,051	15,108	57
6/21/2017	Barclays Bank PLC	16,876,987	KRW	15,051	15,106	55
6/21/2017	Barclays Bank PLC	16,878,041	KRW	15,051	15,107	56
6/21/2017	Barclays Bank PLC	164,802,710	KRW	148,096	147,513	(583)
6/21/2017	Barclays Bank PLC	82,388,398	KRW	74,049	73,745	(304)
6/21/2017	Barclays Bank PLC	82,391,360	KRW	74,049	73,748	(301)
6/21/2017	Barclays Bank PLC	82,392,101	KRW	74,049	73,748	(301)
6/21/2017	Barclays Bank PLC	82,390,988	KRW	74,048	73,747	(301)
6/21/2017	Barclays Bank PLC	16,477,162	KRW	14,810	14,749	(61)
6/21/2017	Barclays Bank PLC	16,477,162	KRW	14,810	14,749	(61)
6/21/2017	Barclays Bank PLC	16,477,162	KRW	14,810	14,749	(61)
6/21/2017	Barclays Bank PLC	16,477,162	KRW	14,810	14,749	(61)
6/21/2017	Barclays Bank PLC	16,478,643	KRW	14,810	14,750	(60)
6/21/2017	Barclays Bank PLC	16,478,863	KRW	14,809	14,750	(59)
6/21/2017	Barclays Bank PLC	16,479,011	KRW	14,809	14,750	(59)
6/21/2017	Barclays Bank PLC	16,479,159	KRW	14,809	14,750	(59)
6/21/2017	Barclays Bank PLC	16,476,049	KRW	14,809	14,748	(61)
6/21/2017	Barclays Bank PLC	7,727,563	KRW	6,945	6,917	(28)
6/21/2017	Barclays Bank PLC	1,647,775	KRW	1,481	1,475	(6)
6/21/2017	Barclays Bank PLC	1,646,678	KRW	1,480	1,474	(6)
6/21/2017	Barclays Bank PLC	1,646,441	KRW	1,480	1,474	(6)
6/21/2017	Barclays Bank PLC	1,646,663	KRW	1,480	1,474	(6)
6/21/2017	Barclays Bank PLC	165,392,704	KRW	148,871	148,041	(830)
6/21/2017	Barclays Bank PLC	82,674,576	KRW	74,436	74,001	(435)
6/21/2017	Barclays Bank PLC	82,693,930	KRW	74,436	74,019	(417)
6/21/2017	Barclays Bank PLC	82,684,631	KRW	74,435	74,010	(425)
6/21/2017	Barclays Bank PLC	80,529,819	KRW	72,488	72,081	(407)
6/21/2017	Barclays Bank PLC	80,509,861	KRW	72,487	72,064	(423)
6/21/2017	Barclays Bank PLC	80,538,856	KRW	72,487	72,090	(397)
6/21/2017	Barclays Bank PLC	16,538,781	KRW	14,888	14,804	(84)
6/21/2017	Barclays Bank PLC	16,535,586	KRW	14,887	14,801	(86)
6/21/2017	Barclays Bank PLC	16,535,586	KRW	14,887	14,801	(86)
6/21/2017	Barclays Bank PLC	16,537,968	KRW	14,887	14,803	(84)
6/21/2017	Barclays Bank PLC	16,537,671	KRW	14,887	14,803	(84)
6/21/2017	Barclays Bank PLC	16,538,415	KRW	14,887	14,803	(84)
6/21/2017	Barclays Bank PLC	16,537,224	KRW	14,887	14,802	(85)
6/21/2017	Barclays Bank PLC	16,537,671	KRW	14,887	14,803	(84)
6/21/2017	Barclays Bank PLC	16,538,713	KRW	14,887	14,804	(83)
6/21/2017	Barclays Bank PLC	16,534,098	KRW	14,887	14,800	(87)
6/21/2017	Barclays Bank PLC	16,536,331	KRW	14,887	14,802	(85)
6/21/2017	Barclays Bank PLC	16,537,671	KRW	14,887	14,803	(84)
6/21/2017	Barclays Bank PLC	16,102,059	KRW	14,498	14,413	(85)
6/21/2017	Barclays Bank PLC	16,105,538	KRW	14,498	14,416	(82)
6/21/2017	Barclays Bank PLC	16,103,847	KRW	14,497	14,414	(83)
6/21/2017	Barclays Bank PLC	16,102,398	KRW	14,497	14,413	(84)
6/21/2017	Barclays Bank PLC	16,102,398	KRW	14,497	14,413	(84)
6/21/2017	Barclays Bank PLC	16,104,717	KRW	14,497	14,415	(82)
6/21/2017	Barclays Bank PLC	16,104,427	KRW	14,497	14,415	(82)
6/21/2017	Barclays Bank PLC	16,105,152	KRW	14,497	14,416	(81)
6/21/2017	Barclays Bank PLC	16,103,992	KRW	14,497	14,415	(82)
6/21/2017	Barclays Bank PLC	16,104,427	KRW	14,497	14,415	(82)
6/21/2017	Barclays Bank PLC	16,105,297	KRW	14,497	14,416	(81)
6/21/2017	Barclays Bank PLC	16,103,992	KRW	14,497	14,415	(82)
6/21/2017	Barclays Bank PLC	14,619,312	KRW	13,160	13,086	(74)
6/21/2017	Barclays Bank PLC	1,652,781	KRW	1,488	1,479	(9)
6/21/2017	Barclays Bank PLC	1,609,303	KRW	1,449	1,440	(9)
6/21/2017	Barclays Bank PLC	1,609,375	KRW	1,449	1,441	(8)
6/21/2017	Barclays Bank PLC	163,793,571	KRW	147,303	146,610	(693)
6/21/2017	Barclays Bank PLC	81,882,250	KRW	73,653	73,292	(361)
6/21/2017	Barclays Bank PLC	81,880,040	KRW	73,653	73,290	(363)
6/21/2017	Barclays Bank PLC	81,872,300	KRW	73,652	73,283	(369)
6/21/2017	Barclays Bank PLC	81,873,036	KRW	73,652	73,284	(368)
6/21/2017	Barclays Bank PLC	16,376,961	KRW	14,730	14,659	(71)
6/21/2017	Barclays Bank PLC	16,378,434	KRW	14,730	14,660	(70)
6/21/2017	Barclays Bank PLC	16,377,256	KRW	14,730	14,659	(71)
6/21/2017	Barclays Bank PLC	16,374,310	KRW	14,730	14,656	(74)
6/21/2017	Barclays Bank PLC	16,377,109	KRW	14,730	14,659	(71)
6/21/2017	Barclays Bank PLC	16,375,783	KRW	14,730	14,658	(72)
6/21/2017	Barclays Bank PLC	16,374,163	KRW	14,730	14,656	(74)
6/21/2017	Barclays Bank PLC	16,374,163	KRW	14,730	14,656	(74)
6/21/2017	Barclays Bank PLC	16,372,837	KRW	14,730	14,655	(75)
6/21/2017	Barclays Bank PLC	16,375,488	KRW	14,730	14,658	(72)
6/21/2017	Barclays Bank PLC	16,377,109	KRW	14,730	14,659	(71)
6/21/2017	Barclays Bank PLC	9,817,371	KRW	8,830	8,787	(43)
6/21/2017	Barclays Bank PLC	1,637,564	KRW	1,473	1,466	(7)
6/21/2017	Barclays Bank PLC	1,637,416	KRW	1,473	1,466	(7)
6/21/2017	Barclays Bank PLC	1,637,681	KRW	1,473	1,466	(7)
6/21/2017	Barclays Bank PLC	167,346,510	KRW	149,897	149,790	(107)
6/21/2017	Barclays Bank PLC	83,653,943	KRW	74,950	74,878	(72)
6/21/2017	Barclays Bank PLC	83,683,923	KRW	74,950	74,905	(45)
6/21/2017	Barclays Bank PLC	83,658,823	KRW	74,949	74,882	(67)
6/21/2017	Barclays Bank PLC	83,674,563	KRW	74,949	74,896	(53)
6/21/2017	Barclays Bank PLC	83,681,308	KRW	74,949	74,902	(47)
6/21/2017	Barclays Bank PLC	83,652,078	KRW	74,949	74,876	(73)
6/21/2017	Barclays Bank PLC	25,860,353	KRW	23,168	23,147	(21)
6/21/2017	Barclays Bank PLC	16,732,288	KRW	14,990	14,977	(13)
6/21/2017	Barclays Bank PLC	16,730,489	KRW	14,990	14,975	(15)
6/21/2017	Barclays Bank PLC	16,732,138	KRW	14,990	14,977	(13)
6/21/2017	Barclays Bank PLC	16,736,785	KRW	14,990	14,981	(9)
6/21/2017	Barclays Bank PLC	16,733,487	KRW	14,990	14,978	(12)
6/21/2017	Barclays Bank PLC	16,727,641	KRW	14,990	14,973	(17)
6/21/2017	Barclays Bank PLC	16,735,136	KRW	14,990	14,979	(11)
6/21/2017	Barclays Bank PLC	16,732,520	KRW	14,989	14,977	(12)
6/21/2017	Barclays Bank PLC	16,731,921	KRW	14,989	14,977	(12)
6/21/2017	Barclays Bank PLC	16,731,921	KRW	14,989	14,977	(12)
6/21/2017	Barclays Bank PLC	16,734,019	KRW	14,989	14,978	(11)
6/21/2017	Barclays Bank PLC	16,732,670	KRW	14,989	14,977	(12)
6/21/2017	Barclays Bank PLC	16,731,171	KRW	14,989	14,976	(13)
6/21/2017	Barclays Bank PLC	16,734,019	KRW	14,989	14,978	(11)
6/21/2017	Barclays Bank PLC	16,734,169	KRW	14,989	14,979	(10)
6/21/2017	Barclays Bank PLC	1,672,899	KRW	1,499	1,497	(2)
6/21/2017	Barclays Bank PLC	1,672,532	KRW	1,498	1,497	(1)
6/21/2017	Barclays Bank PLC	1,672,098	KRW	1,498	1,497	(1)
6/21/2017	Barclays Bank PLC	150,109,853	KRW	134,240	134,362	122
6/21/2017	Barclays Bank PLC	75,068,126	KRW	67,121	67,193	72
6/21/2017	Barclays Bank PLC	75,051,570	KRW	67,120	67,178	58
6/21/2017	Barclays Bank PLC	15,010,314	KRW	13,424	13,436	12
6/21/2017	Barclays Bank PLC	15,010,583	KRW	13,424	13,436	12
6/21/2017	Barclays Bank PLC	15,010,583	KRW	13,424	13,436	12
6/21/2017	Barclays Bank PLC	15,014,476	KRW	13,424	13,439	15
6/21/2017	Barclays Bank PLC	15,012,999	KRW	13,424	13,438	14
6/21/2017	Barclays Bank PLC	4,720,766	KRW	4,221	4,226	5
6/21/2017	Barclays Bank PLC	1,500,853	KRW	1,342	1,343	1
6/21/2017	Barclays Bank PLC	395,793	PHP	7,844	7,859	15
6/21/2017	Barclays Bank PLC	697	PLN	176	174	2
6/21/2017	Barclays Bank PLC	844	PLN	213	214	(1)
6/21/2017	Barclays Bank PLC	577,124	PLN	146,014	145,568	(446)
6/21/2017	Barclays Bank PLC	259,296	PLN	65,606	65,402	(204)
6/21/2017	Barclays Bank PLC	581,416	PLN	146,650	148,194	(1,544)
6/21/2017	Barclays Bank PLC	262,251	PLN	66,148	66,854	(706)
6/21/2017	Barclays Bank PLC	267,109	PLN	67,373	68,220	(847)
6/21/2017	Barclays Bank PLC	584,980	PLN	148,788	147,550	(1,238)
6/21/2017	Barclays Bank PLC	235,399	PLN	59,873	59,375	(498)
6/21/2017	Barclays Bank PLC	578,758	PLN	145,980	147,242	(1,262)
6/21/2017	Barclays Bank PLC	274,128	PLN	69,143	69,741	(598)
6/21/2017	Barclays Bank PLC	596,795	PLN	150,530	151,035	(505)
6/21/2017	Barclays Bank PLC	249,765	PLN	63,213	62,998	(215)
6/21/2017	Barclays Bank PLC	15,769,812	RUB	265,996	274,593	8,597
6/21/2017	Barclays Bank PLC	132,486	RUB	2,245	2,307	62
6/21/2017	Barclays Bank PLC	100,833	RUB	1,756	1,717	39
6/21/2017	Barclays Bank PLC	252,249,638	RUB	4,264,388	4,392,317	127,929
6/21/2017	Barclays Bank PLC	4,069,071	RUB	69,280	70,853	1,573
6/21/2017	Barclays Bank PLC	489,504	RUB	8,407	8,524	117
6/21/2017	Barclays Bank PLC	1,094,388	RUB	18,792	19,056	264
6/21/2017	Barclays Bank PLC	1,225,993	RUB	21,142	21,348	206
6/21/2017	Barclays Bank PLC	49,407	RUB	863	860	(3)
6/21/2017	Barclays Bank PLC	4,128	SEK	464	471	(7)
6/21/2017	Barclays Bank PLC	1,337	SEK	153	150	(3)
6/21/2017	Barclays Bank PLC	36,150	SEK	4,080	4,066	(14)
6/21/2017	Barclays Bank PLC	18,565	SEK	2,088	2,088	-
6/21/2017	Barclays Bank PLC	559	SGD	399	401	2
6/21/2017	Barclays Bank PLC	74	SGD	53	53	-
6/21/2017	Barclays Bank PLC	1,290	SGD	924	926	(2)
6/21/2017	Barclays Bank PLC	4,849	SGD	3,472	3,472	-
6/21/2017	Barclays Bank PLC	11,830	TRY	3,196	3,172	(24)
6/21/2017	Barclays Bank PLC	3,690	TRY	991	990	(1)
6/21/2017	Barclays Bank PLC	10,695,803	TWD	351,108	353,844	2,736
6/21/2017	Barclays Bank PLC	163,872,033	TWD	5,399,070	5,421,292	22,222
6/21/2017	Barclays Bank PLC	1,814,203	TWD	59,807	60,018	211
6/21/2017	Barclays Bank PLC	45,561	TWD	1,501	1,507	6
6/21/2017	Barclays Bank PLC	285,999	TWD	9,507	9,462	(45)
6/21/2017	Barclays Bank PLC	399,094	TWD	13,254	13,203	(51)
6/21/2017	Barclays Bank PLC	2,782,004	ZAR	215,227	204,499	(10,728)
6/21/2017	Barclays Bank PLC	38,079	ZAR	2,939	2,799	(140)
6/21/2017	Barclays Bank PLC	30,520	ZAR	2,367	2,244	(123)
6/21/2017	Barclays Bank PLC	43,743,124	ZAR	3,424,453	3,215,461	(208,992)
6/21/2017	Barclays Bank PLC	961,740	ZAR	75,800	70,695	(5,105)
6/21/2017	Barclays Bank PLC	88,909	ZAR	6,943	6,536	(407)
6/21/2017	Barclays Bank PLC	639,611	ZAR	48,577	47,016	(1,561)
6/21/2017	Barclays Bank PLC	934,363	ZAR	70,178	68,683	(1,495)
6/21/2017	Barclays Bank PLC	471,259	ZAR	36,085	34,641	(1,444)
6/21/2017	Barclays Bank PLC	1,633,207	ZAR	120,607	120,090	(517)
						$ (292,763)

To Sell:
6/21/2017	Barclays Bank PLC	1,194	BRL	$ 383	$ 376	$ 7
6/21/2017	Barclays Bank PLC	2,298	BRL	742	723	19
6/21/2017	Barclays Bank PLC	23,900,759	BRL	7,644,085	7,521,056	123,029
6/21/2017	Barclays Bank PLC	2,124,557	CLP	3,183	3,197	(14)
6/21/2017	Barclays Bank PLC	9,748,525	CLP	14,603	14,669	(66)
6/21/2017	Barclays Bank PLC	4,583,095	CZK	183,460	183,415	45
6/21/2017	Barclays Bank PLC	71,301,618	CZK	2,869,479	2,853,489	15,990
6/21/2017	Barclays Bank PLC	9,678	CZK	393	387	6
6/21/2017	Barclays Bank PLC	362,692	CZK	14,588	14,515	73
6/21/2017	Barclays Bank PLC	41,759	CZK	1,666	1,671	(5)
6/21/2017	Barclays Bank PLC	56,000	EUR	60,052	60,135	(83)
6/21/2017	Barclays Bank PLC	53,000	GBP	66,044	66,409	(365)
6/21/2017	Barclays Bank PLC	46,599,536	HUF	161,323	161,861	(538)
6/21/2017	Barclays Bank PLC	31,165	HUF	109	108	1
6/21/2017	Barclays Bank PLC	31,034	HUF	109	108	1
6/21/2017	Barclays Bank PLC	716,605,734	HUF	2,510,196	2,489,088	21,108
6/21/2017	Barclays Bank PLC	6,249,770	HUF	21,853	21,708	145
6/21/2017	Barclays Bank PLC	715,140	HUF	2,497	2,484	13
6/21/2017	Barclays Bank PLC	1,296,964	HUF	4,558	4,505	53
6/21/2017	Barclays Bank PLC	656,976	HUF	2,312	2,282	30
6/21/2017	Barclays Bank PLC	4,771,688	HUF	16,647	16,574	73
6/21/2017	Barclays Bank PLC	686	ILS	189	190	(1)
6/21/2017	Barclays Bank PLC	378	ILS	105	104	1
6/21/2017	Barclays Bank PLC	12,537	ILS	3,473	3,462	11
6/21/2017	Barclays Bank PLC	9,203	ILS	2,544	2,542	2
6/21/2017	Barclays Bank PLC	17,355	ILS	4,786	4,793	(7)
6/21/2017	Barclays Bank PLC	183,726	INR	2,777	2,798	(21)
6/21/2017	Barclays Bank PLC	99,431	INR	1,508	1,514	(6)
6/21/2017	Barclays Bank PLC	205,088	INR	3,115	3,123	(8)
6/21/2017	Barclays Bank PLC	2,670,897	INR	40,700	40,673	27
6/21/2017	Barclays Bank PLC	828,548	INR	12,618	12,617	1
6/21/2017	Barclays Bank PLC	867,224	INR	13,207	13,206	1
6/21/2017	Barclays Bank PLC	864,556	MYR	192,788	194,767	(1,979)
6/21/2017	Barclays Bank PLC	2,513	MYR	560	566	(6)
6/21/2017	Barclays Bank PLC	4,044	MYR	905	911	(6)
6/21/2017	Barclays Bank PLC	1,010	MYR	226	227	(1)
6/21/2017	Barclays Bank PLC	411	MYR	92	93	(1)
6/21/2017	Barclays Bank PLC	2,194	MYR	491	494	(3)
6/21/2017	Barclays Bank PLC	4,465,600	MYR	1,000,000	1,006,008	(6,008)
6/21/2017	Barclays Bank PLC	4,468,400	MYR	1,000,000	1,006,638	(6,638)
6/21/2017	Barclays Bank PLC	4,468,400	MYR	1,000,000	1,006,638	(6,638)
6/21/2017	Barclays Bank PLC	131,599	MYR	29,451	29,647	(196)
6/21/2017	Barclays Bank PLC	7,679	MYR	1,717	1,730	(13)
6/21/2017	Barclays Bank PLC	234,763	MYR	52,473	52,887	(414)
6/21/2017	Barclays Bank PLC	88,328	MYR	19,761	19,899	(138)
6/21/2017	Barclays Bank PLC	60,423	MYR	13,579	13,612	(33)
6/21/2017	Barclays Bank PLC	43,934	MYR	9,875	9,897	(22)
6/21/2017	Barclays Bank PLC	34,684	MYR	7,785	7,814	(29)
6/21/2017	Barclays Bank PLC	26,232	MYR	5,881	5,910	(29)
6/21/2017	Barclays Bank PLC	302,350	NOK	35,380	35,233	147
6/21/2017	Barclays Bank PLC	221,934	NOK	25,982	25,862	120
6/21/2017	Barclays Bank PLC	74,051	NOK	8,751	8,629	122
6/21/2017	Barclays Bank PLC	59,489	NOK	7,029	6,932	97
6/21/2017	Barclays Bank PLC	75,643	NOK	8,924	8,815	109
6/21/2017	Barclays Bank PLC	62,194	NOK	7,337	7,247	90
6/21/2017	Barclays Bank PLC	75,331	NOK	8,927	8,778	149
6/21/2017	Barclays Bank PLC	61,441	NOK	7,282	7,160	122
6/21/2017	Barclays Bank PLC	9,140,556	NOK	1,078,333	1,065,158	13,175
6/21/2017	Barclays Bank PLC	7,472,678	NOK	881,500	870,798	10,702
6/21/2017	Barclays Bank PLC	1,080,437	NOK	127,452	125,904	1,548
6/21/2017	Barclays Bank PLC	1,363,118	NOK	160,749	158,845	1,904
6/21/2017	Barclays Bank PLC	54,099	NOK	6,373	6,304	69
6/21/2017	Barclays Bank PLC	4,664	NOK	552	544	8
6/21/2017	Barclays Bank PLC	1,028,336	NOK	120,809	119,833	976
6/21/2017	Barclays Bank PLC	1,269,627	NOK	149,213	147,951	1,262
6/21/2017	Barclays Bank PLC	1,089,403	NOK	127,789	126,949	840
6/21/2017	Barclays Bank PLC	1,255,990	NOK	147,351	146,362	989
6/21/2017	Barclays Bank PLC	523,709	NOK	61,445	61,028	417
6/21/2017	Barclays Bank PLC	1,286,822	NOK	150,987	149,955	1,032
6/21/2017	Barclays Bank PLC	135,989	NOK	15,855	15,847	8
6/21/2017	Barclays Bank PLC	9,905,701	PHP	196,005	196,697	(692)
6/21/2017	Barclays Bank PLC	13,396	PHP	265	266	(1)
6/21/2017	Barclays Bank PLC	32,338	PHP	641	642	(1)
6/21/2017	Barclays Bank PLC	21,083	PHP	417	419	(2)
6/21/2017	Barclays Bank PLC	154,461,064	PHP	3,046,990	3,067,118	(20,128)
6/21/2017	Barclays Bank PLC	2,200,046	PHP	43,384	43,686	(302)
6/21/2017	Barclays Bank PLC	1,036,164	PHP	20,411	20,575	(164)
6/21/2017	Barclays Bank PLC	488,397	PHP	9,681	9,698	(17)
6/21/2017	Barclays Bank PLC	289,421	PHP	5,736	5,747	(11)
6/21/2017	Barclays Bank PLC	364,256	PHP	7,212	7,233	(21)
6/21/2017	Barclays Bank PLC	472,422	PHP	9,356	9,381	(25)
6/21/2017	Barclays Bank PLC	507,582	PLN	126,092	128,027	(1,935)
6/21/2017	Barclays Bank PLC	303	PLN	76	76	-
6/21/2017	Barclays Bank PLC	7,816,887	PLN	1,968,410	1,971,652	(3,242)
6/21/2017	Barclays Bank PLC	87,977	PLN	22,189	22,191	(2)
6/21/2017	Barclays Bank PLC	2,607,413	RUB	44,982	45,402	(420)
6/21/2017	Barclays Bank PLC	455,169	RUB	7,914	7,926	(12)
6/21/2017	Barclays Bank PLC	2,130,088	SEK	241,444	239,559	1,885
6/21/2017	Barclays Bank PLC	2,762	SEK	314	311	3
6/21/2017	Barclays Bank PLC	32,827,178	SEK	3,739,416	3,691,881	47,535
6/21/2017	Barclays Bank PLC	324,544	SEK	36,974	36,500	474
6/21/2017	Barclays Bank PLC	89,321	SEK	10,164	10,045	119
6/21/2017	Barclays Bank PLC	17,348	SEK	1,985	1,951	34
6/21/2017	Barclays Bank PLC	75,438	SEK	8,623	8,484	139
6/21/2017	Barclays Bank PLC	183,153	SEK	20,763	20,598	165
6/21/2017	Barclays Bank PLC	252,839	SGD	180,179	181,062	(883)
6/21/2017	Barclays Bank PLC	106	SGD	76	76	-
6/21/2017	Barclays Bank PLC	3,888,103	SGD	2,776,941	2,784,339	(7,398)
6/21/2017	Barclays Bank PLC	45,215	SGD	32,333	32,379	(46)
6/21/2017	Barclays Bank PLC	6,514	SGD	4,651	4,665	(14)
6/21/2017	Barclays Bank PLC	2,786	SGD	2,000	1,995	5
6/21/2017	Barclays Bank PLC	14,362	SGD	10,285	10,285	-
6/21/2017	Barclays Bank PLC	2,200	SGD	1,577	1,576	1
6/21/2017	Barclays Bank PLC	939,515	TRY	250,307	251,941	(1,634)
6/21/2017	Barclays Bank PLC	8,158	TRY	2,198	2,188	10
6/21/2017	Barclays Bank PLC	14,462,298	TRY	3,884,852	3,878,216	6,636
6/21/2017	Barclays Bank PLC	286,242	TRY	76,962	76,759	203
6/21/2017	Barclays Bank PLC	93,766	TRY	25,188	25,144	44
6/21/2017	Barclays Bank PLC	44,245	TRY	12,000	11,865	135
6/21/2017	Barclays Bank PLC	28,784	TRY	7,741	7,719	22
6/21/2017	Barclays Bank PLC	165,711	TRY	44,353	44,437	(84)
6/21/2017	Barclays Bank PLC	48,033	TRY	12,892	12,881	11
6/21/2017	Barclays Bank PLC	45,104	TWD	1,480	1,492	(12)
6/21/2017	Barclays Bank PLC	303	TWD	10	10	-
6/21/2017	Barclays Bank PLC	17,449	TWD	576	577	(1)
6/21/2017	Barclays Bank PLC	171,984	TWD	5,688	5,690	(2)
6/21/2017	Barclays Bank PLC	660,768	TWD	21,823	21,860	(37)
6/21/2017	Barclays Bank PLC	57,426	ZAR	4,529	4,221	308
						$ 191,897
					Net unrealized depreciation on forward foreign currency contracts	$ (100,866)

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares				Value

	TOTAL INVESTMENTS - 0.0% (Cost - $0) (a)			$ -
	OTHER ASSETS LESS LIABILITIES - 100.0%			4,433,681
	TOTAL NET ASSETS - 100.0%			$ 4,433,681

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,008,226 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ -
		Unrealized Depreciation:		(2,008,226)
		Net Unrealized Depreciation:		$ (2,008,226)

	LONG FUTURES CONTRACTS
			Notional Value at	Unrealized
Contracts	Issue	Expiration	March 31, 2017	Appreciation/ (Depreciation)
35	S&P 500 E-mini Future	June-17	4,128,688	(6,737)
21	US 10 Year Note Future	June-17	2,615,823	8,329
5	US 5YR Note (CBT) Future	June-17	588,635	1,085
4	US Long Bond Future	June-17	603,376	2,889
	TOTAL UNREALZED APPRECIATION ON LONG FUTURES CONTRACTS			$ 5,566

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares				Value
	INVESTMENTS - 70.3%
	UNAFFILIATED TRADING COMPANIES - 2.0%
30,333	Lynx Trading Program Class* (a,b)			$ 1,154,200
1,703	Quantitative Global Program Class* (a,b)			569,500
5,771	Winton Diversified Program Class* (a,b)			1,642,763
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $3,266,995)			3,366,463

	EXCHANGE TRADED FUNDS - 12.2%
	DEBT FUNDS - 6.4%
3,117	iShares TIPS Bond ETF			357,364
90,582	iShares iBoxx $ Investment Grade Corporate Bond ETF			10,680,524
				11,037,888
	EQUITY FUNDS - 5.8%
7,948	Health Care Select Sector SPDR Fund			591,013
94,949	Consumer Staples Select Sector SPDR Fund			5,182,316
28,146	Consumer Discretionary Select Sector SPDR Fund			2,475,441
11,635	Technology Select Sector SPDR Fund			620,262
23,363	Utilities Select Sector SPDR Fund			1,198,756
				10,067,788

	TOTAL EXCHANGE TRADED FUNDS (Cost - $20,967,494)			21,105,676

Principal
Amount ($)
	SHORT-TERM INVESTMENTS - 56.1%
	CERTIFICATES OF DEPOSIT - 5.4%	Yield (c)	Maturity
3,768,000	Banco del Estado de Chile	0.7500	4/5/2017	3,768,000
3,768,000	Sumitomo Mitsui Trust Bank Corp.	0.7000	4/5/2017	3,768,000
1,813,000	Sumitomo Mitsui Trust Bank Ltd.	0.9500	4/27/2017	1,813,000
				9,349,000
	COMMERCIAL PAPER - 11.9%
2,719,000	Apple, Inc.	0.8019	4/27/2017	2,717,429
2,719,000	Bank of Montreal	0.9426	4/21/2017	2,717,580
3,626,000	Colgate-Palmolive Company	0.7917	4/12/2017	3,625,125
1,813,000	Home Depot, Inc. (The)	0.8017	4/3/2017	1,812,919
2,500,000	PACCAR Financial Corp.	0.8621	4/18/2017	2,498,985
1,716,000	Victory Receivables Corp.	0.8217	4/3/2017	1,715,922
2,719,000	Victory Receivables Corp.	1.0230	4/21/2017	2,717,459
2,719,000	Wal-Mart Stores, Inc.	0.8119	4/19/2017	2,717,899
				20,523,318
	DISCOUNT AGENCY NOTES - 35.3%
8,123,000	Federal Home Loan Bank	0.5000	4/3/2017	8,122,774
9,000,000	Federal Home Loan Bank	0.2280	4/5/2017	8,999,450
3,000,000	Federal Home Loan Bank	0.5820	4/19/2017	2,998,875
10,000,000	Federal Home Loan Bank	0.6110	4/26/2017	9,996,181
10,000,000	Federal Home Loan Bank	0.6660	5/3/2017	9,995,378
10,000,000	Federal Home Loan Bank	0.6810	5/16/2017	9,993,125
400,000	Federal Home Loan Bank	0.7560	7/3/2017	399,375
1,500,000	Federal Home Loan Bank	0.7740	8/9/2017	1,496,533
8,797,000	Federal Home Loan Mortgage Corp.	-	4/3/2017	8,796,658
				60,798,349
	U.S. TREASURY BILLS - 3.5%
6,000,000	U.S. Treasury Bills (a) **	0.5400	4/27/2017	5,997,660

	TOTAL SHORT-TERM INVESTMENTS (Cost - $96,668,327)			96,668,327

	TOTAL INVESTMENTS - 70.3% (Cost - $120,902,816) (d)			$ 121,140,466
	OTHER ASSETS LESS LIABILITIES - 29.7%			51,062,885
	TOTAL NET ASSETS - 100.0%			$ 172,203,351

*	Non-Income bearing.
**	Held as collateral for total return swap contracts.
(a)	All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at March 31, 2017.
(c)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $185,178,730 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 386,827
		Unrealized Depreciation:		(149,179)
		Net Unrealized Appreciation:		$ 237,648

	TOTAL RETURN SWAPS CONTRACTS (a)

	Reference Entity	Notional Amount	Interest Rate	Termination Date	Counterparty	Unrealized Depreciation
	Barclays Bank PLC Swap	$ 9,308,400	LIBOR + 1.20%	11/19/2018	Barclays Bank Plc.	$ (21,584)

		SHORT FUTURES CONTRACTS
Contracts		Issue		Expiration	Notional Value at March 31, 2017	Unrealized Appreciation/ (Depreciation)
165		3MO Euro EURIBOR		March-18	44,218,236	$ (21,254)
1		3MO EuroYen TFX		September-17	224,255	(34)
13		90-Day Bank Bill		September-17	9,873,477	(447)
166		90-Day Euro$ Future		June-18	40,761,300	(41,275)
160		90-Day Euro$ Future		March-18	39,338,000	(2,650)
10		90-Day Sterling Future		March-18	1,555,091	(452)
88		Australian 10YR Bond Future		June-17	8,622,814	(111,214)
173		Australian 3YR Bond Future		June-17	14,747,459	(57,764)
45		Bank Acceptance Future		March-18	8,340,597	(2,948)
10		Bank Acceptance Future		September-17	1,855,903	112
92		British Pound Future		June-17	7,219,700	(188,144)
107		Canadian 10YR Bond Future		June-17	11,017,313	(88,443)
78		Canadian Dollar Future		June-17	5,875,740	(68,455)
34		CHF Currency Future		June-17	4,376,036	(52,375)
45		Cocoa Future (a)		May-17	942,750	(83,140)
28		Cocoa Future (a)		May-17	587,862	(32,386)
19		Coffee Future (a)		May-17	992,513	(919)
87		Corn Future (a)		May-17	1,584,488	(20,013)
11		Euro BUXL 30YR Bond		June-17	1,983,118	(39,440)
15		Euro CHF 3MO ICE		December-17	3,775,663	729
2		Euro CHF 3MO ICE		September-17	503,472	(51)
59		Euro FX Currency Future		June-17	7,907,475	(52,344)
59		Euro STOXX 50 Future		June-17	2,161,926	(43,794)
52		Euro BOBL Future		June-17	7,330,273	(20,118)
38		Euro Bond Future		June-17	6,560,581	(21,021)
37		Euro BTP Future		June-17	5,171,845	(61,980)
33		Euro OAT Future		June-17	5,189,802	(37,037)
142		Euro SCHATZ Future		June-17	17,047,345	(9,581)
4		FED Fund 30Day Future		April-17	1,651,965	(83)
7		FTSE/JSE Top 40 Index Future		June-17	238,931	(2,961)
8		FTSE/MIB IDX Future		June-17	857,822	(27,153)
5		Gold 100 Oz Future (a)		June-17	625,600	(720)
6		JPN 10YR Bond (OSE)		June-17	8,091,894	(12,759)
39		JPN YEN Currency Future		June-17	4,393,106	(102,225)
18		KC HRW Wheat Future (a)		May-17	378,450	13,350
2		Lean Hogs (a)		June-17	59,080	(280)
7		MSCI SING IX ETS		April-17	175,013	(1,530)
6		Natural Gas (a)		May-17	191,400	(4,860)
1		New Zealand $ Future		June-17	69,990	(280)
11		NIKKEI 225 (OSE)		June-17	1,866,732	5,966
1		NY Harbor ULSD Future (a)		May-17	66,133	(3,389)
29		OMXS30 IND Future		April-17	513,930	(12,609)
25		Platinum Future (a)		July-17	1,190,500	17,170
2		S&P 500 E-mini Future		June-17	235,925	(25)
40		Soybean Future (a)		May-17	1,892,000	51,175
16		Soybean Meal Future (a)		May-17	493,440	10,830
59		Soybean Oil Future (a)		May-17	1,125,012	17,520
24		SPI 200		June-17	2,676,690	(61,773)
36		World Sugar #11 (a)		May-17	675,763	29,814
53		US 10YR Note (CBT) Future		June-17	6,601,813	(74,109)
3		US 10YR Ultra Future		June-17	401,672	(6,531)
217		US 2YR Note (CBT) Future		June-17	46,970,328	(63,374)
150		US 5YR Note (CBT) Future		June-17	17,658,984	(92,125)
17		US Long Bond (CBT) Future		June-17	2,564,344	(50,594)
6		US Ultra Bond (CBT) Future		June-17	963,750	(22,156)
59		Wheat (CBT) Future (a)		May-17	1,258,175	5,650
3		White Sugar (ICE) (a)		May-17	71,580	2,295
12		WTI Crude Future (a)		May-17	607,200	(34,400)
						$ (1,476,604)

		LONG FUTURES CONTRACTS
5		90-Day Bank Bill		December-17	3,797,118	938
130		90-Day Sterling Future		March-18	20,216,184	(5,674)
14		Amsterdam Index		April-17	1,542,891	20,927
70		Australian Dollar Future		June-17	5,345,200	78,210
107		BIST National 30 Index		April-17	319,312	(2,464)
9		Brent Crude Future (a)		June-17	481,770	14,030
15		CAC40 10 Euro Future		May-17	820,693	14,983
45		Canola (WCE) Future (a)		July-17	329,659	(7,087)
2		Cattle Feeder Future (a)		April-17	133,950	-
1		Cattle Feeder Future (a)		March-17	66,388	(400)
4		Cattle Feeder Future (a)		May-17	265,400	1,787
45		Coffee Robusta (a)		May-17	967,050	(14,320)
36		Copper Future (a)		May-17	2,387,250	35,447
14		Corn Future (a)		May-17	254,975	(2,407)
56		Cotton No. 2 Future (a)		May-17	2,165,240	(19,800)
10		DAX Index		June-17	3,296,756	59,039
54		DJIA Mini e-CBOT		June-17	5,563,080	(3,760)
52		Dollar Index		June-17	5,211,336	(85,949)
17		Euro STOXX 50		June-17	622,928	17,189
104		Euro-BOBL Future		June-17	14,660,546	(6,950)
16		Euro-Bond Future		June-17	2,762,350	(1,155)
301		Euro-SCHATZ Future		June-17	36,135,569	(27,075)
29		FTSE 100 Index		June-17	2,638,319	(841)
96		FTSE CHINA A50		April-17	1,003,440	2,430
12		FTSE KLCI Future		April-17	236,787	(2,244)
3		FTSE/MIB Index Future		June-17	321,683	14,082
1		Gasoline RBOB (a)		May-17	71,526	903
9		Hang Seng Index		April-17	1,397,279	(16,426)
6		H-SHARES Index		April-17	397,143	(7,760)
4		IBEX 35 Index		April-17	445,481	21,341
20		KOSPI2 Index		June-17	1,259,500	39,981
6		Lean Hogs (a)		April-17	157,620	(4,850)
64		Live Cattle (a)		June-17	2,838,400	12,070
6		Live Cattle (a)		April-17	287,880	7,788
16		LME Copper (a)		June-17	2,383,500	61,425
8		LME Lead (a)		June-17	470,250	11,735
2		LME Nickel (a)		June-17	121,536	831
41		LME Aluminum (a)		June-17	2,013,356	64,431
21		LME Zinc (a)		June-17	1,507,013	60,017
130		Long Gilt		June-17	20,739,216	165,782
14		LOW Gasoline (a)		April-17	657,300	(23,725)
42		Mexican Peso Future		June-17	1,107,540	5,275
6		Mini MSCI EAFE		June-17	534,600	9,330
11		Mini MSCI Emerging Market		June-17	528,770	(3,025)
28		MSCI SING IX ETS		April-17	700,050	6,220
24		MSCI TAIWAN Index		April-17	870,480	(7,680)
32		NASDAQ 100 E-Mini		June-17	3,480,640	57,588
3		Natural Gas Future (a)		May-17	95,700	930
6		NIKKEI 225 (SGX)		June-17	508,840	(6,844)
4		NY Harbor ULSD Futures (a)		May-17	264,533	2,806
51		OMXS30 Index		April-17	903,809	15,853
16		Palladium Future (a)		June-17	1,277,040	47,235
50		Russell 2000 Mini Future		June-17	3,461,000	84,025
104		S&P 500 E-mini Future		June-17	12,268,100	(23,482)
4		S&P Mid 400 E-mini Future		June-17	687,280	1,660
19		S&P/TSX 60 Index Future		June-17	2,598,868	32,447
84		SET50 Future		June-17	484,212	(314)
12		SGX NIFTY 50		April-17	220,752	1,580
62		Short-Term Euro-BTP Jun17		June-17	7,443,538	966
10		Silver Future (a)		May-17	912,800	14,525
4		Soybean Future (a)		May-17	189,200	(8,425)
7		SPI 200 Future		June-17	780,701	13,028
21		STOXX EUROPE 600		June-17	421,922	9,676
4		World Sugar #11 (a)		May-17	75,085	(6,265)
9		TOPIX Index Future		June-17	1,221,619	(9,505)
162		US 10 Year Future		June-17	20,179,125	63,367
10		US 5YR Note (CBT)		June-17	1,177,266	7,443
26		US Long Bond (CBT)		June-17	3,921,938	26,110
17		WIG20 Index Future		June-17	186,822	(4,916)
						$ 802,088
	TOTAL UNREALZED DEPRECIATION ON FUTURES CONTRACTS					$ (674,516)

Altegris Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Schedule of Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Units to Receive/Deliver		In Exchange For	U.S. $ Value	Unrealized Appreciation/ (Depreciation)
To Buy:
4/3/2017	Barclays Bank PLC	292,001	AUD	223,972	222,742	$ (1,230)
4/3/2017	Barclays Bank PLC	936,840	CAD	702,270	702,493	223
4/3/2017	Barclays Bank PLC	97,743	CAD	73,270	73,293	23
4/3/2017	Barclays Bank PLC	1,672,703	EUR	1,798,022	1,789,282	(8,741)
4/3/2017	Barclays Bank PLC	50,720	EUR	54,520	54,255	(265)
4/3/2017	Barclays Bank PLC	118,224	GBP	147,095	147,844	748
4/3/2017	Barclays Bank PLC	4,729,856	JPY	42,463	42,452	(11)
4/3/2017	Barclays Bank PLC	154,071	NOK	18,078	17,938	(139)
4/3/2017	Barclays Bank PLC	793,289	NOK	93,084	92,365	(719)
4/3/2017	Barclays Bank PLC	114,720	NZD	80,559	80,189	(370)
4/3/2017	Barclays Bank PLC	845,679	SEK	95,085	94,732	(353)
4/4/2017	Barclays Bank PLC	614,987	AUD	470,222	469,111	(1,112)
4/4/2017	Barclays Bank PLC	15,242,870	BRL	4,768,165	4,796,604	28,439
4/4/2017	Barclays Bank PLC	27,080	BRL	8,525	8,521	(4)
4/4/2017	Barclays Bank PLC	31,758	BRL	9,993	9,994	1
4/4/2017	Barclays Bank PLC	447,166	BRL	140,973	140,714	(259)
4/4/2017	Barclays Bank PLC	4,468	BRL	1,409	1,406	(3)
4/4/2017	Barclays Bank PLC	3,871	BRL	1,221	1,218	(3)
4/4/2017	Barclays Bank PLC	460,751	BRL	147,667	144,988	(2,679)
4/4/2017	Barclays Bank PLC	4,605	BRL	1,476	1,449	(27)
4/4/2017	Barclays Bank PLC	46,069	BRL	14,767	14,497	(270)
4/4/2017	Barclays Bank PLC	46,076	BRL	14,767	14,499	(268)
4/4/2017	Barclays Bank PLC	12,607	BRL	4,039	3,967	(72)
4/4/2017	Barclays Bank PLC	18,493	BRL	5,974	5,819	(155)
4/4/2017	Barclays Bank PLC	463,276	BRL	150,117	145,783	(4,334)
4/4/2017	Barclays Bank PLC	4,631	BRL	1,501	1,457	(44)
4/4/2017	Barclays Bank PLC	46,333	BRL	15,011	14,580	(431)
4/4/2017	Barclays Bank PLC	214,404	BRL	69,465	67,468	(1,997)
4/4/2017	Barclays Bank PLC	380,026	BRL	122,514	119,586	(2,928)
4/4/2017	Barclays Bank PLC	3,798	BRL	1,225	1,195	(30)
4/4/2017	Barclays Bank PLC	189,958	BRL	61,257	59,776	(1,481)
4/4/2017	Barclays Bank PLC	3,799	BRL	1,225	1,195	(30)
4/4/2017	Barclays Bank PLC	38,008	BRL	12,251	11,960	(291)
4/4/2017	Barclays Bank PLC	38,001	BRL	12,251	11,958	(293)
4/4/2017	Barclays Bank PLC	189,915	BRL	61,257	59,762	(1,495)
4/4/2017	Barclays Bank PLC	3,800	BRL	1,225	1,196	(29)
4/4/2017	Barclays Bank PLC	190,038	BRL	61,257	59,801	(1,456)
4/4/2017	Barclays Bank PLC	38,001	BRL	12,251	11,958	(293)
4/4/2017	Barclays Bank PLC	37,993	BRL	12,251	11,956	(295)
4/4/2017	Barclays Bank PLC	37,993	BRL	12,251	11,956	(295)
4/4/2017	Barclays Bank PLC	189,949	BRL	61,258	59,773	(1,485)
4/4/2017	Barclays Bank PLC	37,989	BRL	12,251	11,954	(297)
4/4/2017	Barclays Bank PLC	189,826	BRL	61,258	59,734	(1,524)
4/4/2017	Barclays Bank PLC	3,794	BRL	1,225	1,194	(31)
4/4/2017	Barclays Bank PLC	37,946	BRL	12,251	11,941	(310)
4/4/2017	Barclays Bank PLC	37,940	BRL	12,251	11,939	(312)
4/4/2017	Barclays Bank PLC	189,658	BRL	61,259	59,681	(1,578)
4/4/2017	Barclays Bank PLC	3,792	BRL	1,225	1,193	(32)
4/4/2017	Barclays Bank PLC	37,940	BRL	12,251	11,939	(312)
4/4/2017	Barclays Bank PLC	171,915	BRL	55,519	54,098	(1,421)
4/4/2017	Barclays Bank PLC	809,641	BRL	258,564	254,777	(3,787)
4/4/2017	Barclays Bank PLC	452,168	BRL	144,555	142,288	(2,267)
4/4/2017	Barclays Bank PLC	225,934	BRL	72,278	71,097	(1,181)
4/4/2017	Barclays Bank PLC	225,895	BRL	72,277	71,084	(1,193)
4/4/2017	Barclays Bank PLC	61,116	BRL	19,532	19,232	(300)
4/4/2017	Barclays Bank PLC	45,205	BRL	14,455	14,225	(230)
4/4/2017	Barclays Bank PLC	45,172	BRL	14,455	14,215	(240)
4/4/2017	Barclays Bank PLC	4,521	BRL	1,445	1,423	(22)
4/4/2017	Barclays Bank PLC	64,850	BRL	20,687	20,407	(280)
4/4/2017	Barclays Bank PLC	451,489	BRL	144,011	142,074	(1,937)
4/4/2017	Barclays Bank PLC	70,338	BRL	22,440	22,134	(306)
4/4/2017	Barclays Bank PLC	235,045	BRL	75,147	73,964	(1,183)
4/4/2017	Barclays Bank PLC	228,946	BRL	73,197	72,044	(1,153)
4/4/2017	Barclays Bank PLC	47,027	BRL	15,030	14,799	(231)
4/4/2017	Barclays Bank PLC	47,021	BRL	15,029	14,797	(232)
4/4/2017	Barclays Bank PLC	47,039	BRL	15,029	14,802	(227)
4/4/2017	Barclays Bank PLC	45,807	BRL	14,640	14,415	(225)
4/4/2017	Barclays Bank PLC	45,775	BRL	14,639	14,404	(235)
4/4/2017	Barclays Bank PLC	45,819	BRL	14,639	14,418	(221)
4/4/2017	Barclays Bank PLC	27,615	BRL	8,823	8,690	(133)
4/4/2017	Barclays Bank PLC	4,575	BRL	1,463	1,440	(24)
4/4/2017	Barclays Bank PLC	470,352	BRL	150,621	148,010	(2,611)
4/4/2017	Barclays Bank PLC	105,105	BRL	33,673	33,074	(599)
4/4/2017	Barclays Bank PLC	10,511	BRL	3,367	3,308	(59)
4/4/2017	Barclays Bank PLC	66,841	EUR	71,367	71,503	136
4/4/2017	Barclays Bank PLC	208,355	GBP	260,383	260,562	179
4/4/2017	Barclays Bank PLC	208,355	GBP	260,308	260,562	254
4/4/2017	Barclays Bank PLC	14,149	GBP	17,676	17,694	18
4/4/2017	Barclays Bank PLC	2,129	GBP	2,661	2,662	2
4/4/2017	Barclays Bank PLC	2,129	GBP	2,660	2,663	3
4/4/2017	Barclays Bank PLC	146	GBP	182	182	-
4/4/2017	Barclays Bank PLC	33,046,187	JPY	294,884	296,613	1,729
4/4/2017	Barclays Bank PLC	33,046,187	JPY	294,887	296,613	1,726
4/4/2017	Barclays Bank PLC	33,046,187	JPY	294,937	296,613	1,676
4/4/2017	Barclays Bank PLC	33,046,187	JPY	294,821	296,613	1,792
4/4/2017	Barclays Bank PLC	33,046,187	JPY	294,797	296,613	1,816
4/4/2017	Barclays Bank PLC	33,046,187	JPY	294,805	296,613	1,808
4/4/2017	Barclays Bank PLC	21,670,287	JPY	193,331	194,506	1,175
4/4/2017	Barclays Bank PLC	1,234,798	NOK	143,957	143,773	(184)
4/4/2017	Barclays Bank PLC	314,547	NOK	36,671	36,624	(47)
4/4/2017	Barclays Bank PLC	127,444	NZD	89,018	89,081	62
4/4/2017	Barclays Bank PLC	467,085	SEK	52,238	52,325	87
4/7/2017	Barclays Bank PLC	49,000	EUR	52,109	52,424	315
4/7/2017	Barclays Bank PLC	44,000	GBP	53,655	55,029	1,374
5/3/2017	Barclays Bank PLC	23,272,232	BRL	7,400,815	7,274,395	(126,421)
5/3/2017	Barclays Bank PLC	299,139	BRL	95,217	93,504	(1,713)
5/3/2017	Barclays Bank PLC	437,572	BRL	137,256	136,776	(480)
5/3/2017	Barclays Bank PLC	218,683	BRL	68,630	68,355	(275)
5/3/2017	Barclays Bank PLC	218,659	BRL	68,629	68,348	(281)
5/3/2017	Barclays Bank PLC	218,782	BRL	68,629	68,387	(242)
5/3/2017	Barclays Bank PLC	218,779	BRL	68,628	68,386	(242)
5/3/2017	Barclays Bank PLC	218,642	BRL	68,628	68,343	(285)
5/3/2017	Barclays Bank PLC	148,127	BRL	46,458	46,301	(157)
5/3/2017	Barclays Bank PLC	43,738	BRL	13,726	13,672	(54)
5/3/2017	Barclays Bank PLC	43,742	BRL	13,725	13,673	(52)
5/3/2017	Barclays Bank PLC	43,711	BRL	13,725	13,663	(62)
5/3/2017	Barclays Bank PLC	43,721	BRL	13,725	13,666	(59)
5/3/2017	Barclays Bank PLC	4,374	BRL	1,372	1,367	(5)
5/3/2017	Barclays Bank PLC	4,372	BRL	1,372	1,367	(5)
5/3/2017	Barclays Bank PLC	4,375	BRL	1,372	1,368	(4)
5/3/2017	Barclays Bank PLC	4,372	BRL	1,372	1,367	(5)
5/3/2017	Barclays Bank PLC	4,372	BRL	1,372	1,367	(5)
6/21/2017	Barclays Bank PLC	105,000	AUD	80,256	79,980	(276)
6/21/2017	Barclays Bank PLC	345,564	AUD	264,425	263,221	(1,204)
6/21/2017	Barclays Bank PLC	345,564	AUD	264,056	263,221	(835)
6/21/2017	Barclays Bank PLC	71,551	AUD	54,689	54,501	(187)
6/21/2017	Barclays Bank PLC	68,365	AUD	52,313	52,075	(238)
6/21/2017	Barclays Bank PLC	68,365	AUD	52,240	52,075	(165)
6/21/2017	Barclays Bank PLC	14,156	AUD	10,820	10,783	(37)
6/21/2017	Barclays Bank PLC	134,954	AUD	102,592	102,796	205
6/21/2017	Barclays Bank PLC	123,811	AUD	94,121	94,309	188
6/21/2017	Barclays Bank PLC	54,278	AUD	41,347	41,344	(2)
6/21/2017	Barclays Bank PLC	54,277	AUD	41,341	41,344	2
6/21/2017	Barclays Bank PLC	17,851	AUD	13,600	13,597	(3)
6/21/2017	Barclays Bank PLC	310,615	AUD	236,613	236,600	(13)
6/21/2017	Barclays Bank PLC	310,617	AUD	236,589	236,602	12
6/21/2017	Barclays Bank PLC	102,155	AUD	77,827	77,813	(14)
6/21/2017	Barclays Bank PLC	329,255	AUD	250,795	250,798	4
6/21/2017	Barclays Bank PLC	100,792	AUD	76,768	76,775	7
6/21/2017	Barclays Bank PLC	37,596	AUD	28,637	28,637	-
6/21/2017	Barclays Bank PLC	11,510	AUD	8,767	8,766	1
6/21/2017	Barclays Bank PLC	255,093	AUD	194,800	194,308	(492)
6/21/2017	Barclays Bank PLC	292,001	AUD	223,298	222,421	(877)
6/21/2017	Barclays Bank PLC	360,007	AUD	274,721	274,223	(499)
6/21/2017	Barclays Bank PLC	254,980	AUD	194,573	194,222	(351)
6/21/2017	Barclays Bank PLC	85,631	CAD	64,000	64,283	283
6/21/2017	Barclays Bank PLC	6,074,408	CAD	4,544,226	4,560,049	15,823
6/21/2017	Barclays Bank PLC	2,060,314	CAD	1,541,308	1,546,675	5,367
6/21/2017	Barclays Bank PLC	98,397	CAD	73,926	73,866	(60)
6/21/2017	Barclays Bank PLC	146,430	CAD	110,014	109,925	(89)
6/21/2017	Barclays Bank PLC	378,448	CAD	283,457	284,100	644
6/21/2017	Barclays Bank PLC	75,870	CAD	57,000	56,955	(45)
6/21/2017	Barclays Bank PLC	414,454	CAD	311,378	311,130	(248)
6/21/2017	Barclays Bank PLC	92,595	CAD	69,547	69,511	(36)
6/21/2017	Barclays Bank PLC	178,283	CAD	133,176	133,837	661
6/21/2017	Barclays Bank PLC	49,599	CAD	37,112	37,234	122
6/21/2017	Barclays Bank PLC	35,551	CAD	26,734	26,688	(45)
6/21/2017	Barclays Bank PLC	12,964	CAD	9,749	9,732	(17)
6/21/2017	Barclays Bank PLC	376,206	CAD	282,341	282,417	76
6/21/2017	Barclays Bank PLC	376,206	CAD	282,536	282,417	(118)
6/21/2017	Barclays Bank PLC	184,428	CAD	138,442	138,450	8
6/21/2017	Barclays Bank PLC	39,250	CAD	29,457	29,465	8
6/21/2017	Barclays Bank PLC	39,250	CAD	29,477	29,465	(12)
6/21/2017	Barclays Bank PLC	19,243	CAD	14,445	14,446	1
6/21/2017	Barclays Bank PLC	1,920,230,067	CLP	2,889,128	2,889,426	298
6/21/2017	Barclays Bank PLC	228,415	CLP	340	344	4
6/21/2017	Barclays Bank PLC	3,492,211	CLP	5,263	5,255	(8)
6/21/2017	Barclays Bank PLC	6,940,512	CLP	10,440	10,444	4
6/21/2017	Barclays Bank PLC	2,493,840	CLP	3,777	3,753	(24)
6/21/2017	Barclays Bank PLC	1,447,140	CLP	2,184	2,178	(6)
6/21/2017	Barclays Bank PLC	1,789,364	CLP	2,693	2,693	-
6/21/2017	Barclays Bank PLC	497,357	CZK	19,933	19,904	(29)
6/21/2017	Barclays Bank PLC	1,548,357	CZK	62,408	61,965	(443)
6/21/2017	Barclays Bank PLC	4,064	CZK	164	163	(1)
6/21/2017	Barclays Bank PLC	24,539	CZK	986	982	(4)
6/21/2017	Barclays Bank PLC	49,000	EUR	52,325	52,618	293
6/21/2017	Barclays Bank PLC	56,000	EUR	60,648	60,135	(512)
6/21/2017	Barclays Bank PLC	94,926	EUR	102,799	101,936	(863)
6/21/2017	Barclays Bank PLC	94,926	EUR	102,811	101,936	(875)
6/21/2017	Barclays Bank PLC	94,926	EUR	102,808	101,936	(872)
6/21/2017	Barclays Bank PLC	10,493	EUR	11,364	11,268	(96)
6/21/2017	Barclays Bank PLC	224,974	EUR	243,634	241,587	(2,046)
6/21/2017	Barclays Bank PLC	224,974	EUR	243,661	241,587	(2,073)
6/21/2017	Barclays Bank PLC	224,974	EUR	243,654	241,587	(2,067)
6/21/2017	Barclays Bank PLC	24,859	EUR	26,922	26,695	(228)
6/21/2017	Barclays Bank PLC	183,776	EUR	198,640	197,347	(1,293)
6/21/2017	Barclays Bank PLC	183,776	EUR	198,594	197,347	(1,247)
6/21/2017	Barclays Bank PLC	4,371	EUR	4,724	4,694	(30)
6/21/2017	Barclays Bank PLC	72,858	EUR	78,751	78,238	(513)
6/21/2017	Barclays Bank PLC	72,858	EUR	78,733	78,238	(494)
6/21/2017	Barclays Bank PLC	1,733	EUR	1,873	1,861	(12)
6/21/2017	Barclays Bank PLC	254,072	EUR	276,717	272,834	(3,883)
6/21/2017	Barclays Bank PLC	254,073	EUR	276,693	272,835	(3,858)
6/21/2017	Barclays Bank PLC	254,073	EUR	276,651	272,835	(3,816)
6/21/2017	Barclays Bank PLC	254,073	EUR	276,644	272,835	(3,809)
6/21/2017	Barclays Bank PLC	282,338	EUR	307,406	303,187	(4,218)
6/21/2017	Barclays Bank PLC	4,863	EUR	5,296	5,222	(74)
6/21/2017	Barclays Bank PLC	4,863	EUR	5,296	5,222	(74)
6/21/2017	Barclays Bank PLC	4,863	EUR	5,295	5,222	(73)
6/21/2017	Barclays Bank PLC	4,863	EUR	5,295	5,222	(73)
6/21/2017	Barclays Bank PLC	5,406	EUR	5,886	5,805	(81)
6/21/2017	Barclays Bank PLC	74,000	EUR	80,620	79,465	(1,155)
6/21/2017	Barclays Bank PLC	204,679	EUR	223,214	219,794	(3,420)
6/21/2017	Barclays Bank PLC	204,679	EUR	223,195	219,794	(3,402)
6/21/2017	Barclays Bank PLC	204,679	EUR	223,203	219,794	(3,410)
6/21/2017	Barclays Bank PLC	18,295	EUR	19,951	19,646	(305)
6/21/2017	Barclays Bank PLC	48,594	EUR	52,994	52,182	(812)
6/21/2017	Barclays Bank PLC	48,594	EUR	52,990	52,182	(808)
6/21/2017	Barclays Bank PLC	48,594	EUR	52,992	52,182	(810)
6/21/2017	Barclays Bank PLC	4,345	EUR	4,738	4,666	(72)
6/21/2017	Barclays Bank PLC	93,931	EUR	101,975	100,867	(1,108)
6/21/2017	Barclays Bank PLC	82,603	EUR	89,694	88,703	(992)
6/21/2017	Barclays Bank PLC	201,007	EUR	218,221	215,850	(2,371)
6/21/2017	Barclays Bank PLC	176,770	EUR	191,946	189,824	(2,122)
6/21/2017	Barclays Bank PLC	264,656	EUR	285,584	284,199	(1,385)
6/21/2017	Barclays Bank PLC	264,657	EUR	285,586	284,201	(1,385)
6/21/2017	Barclays Bank PLC	264,657	EUR	285,607	284,201	(1,406)
6/21/2017	Barclays Bank PLC	264,657	EUR	285,584	284,201	(1,383)
6/21/2017	Barclays Bank PLC	264,657	EUR	285,597	284,201	(1,396)
6/21/2017	Barclays Bank PLC	264,657	EUR	285,555	284,201	(1,354)
6/21/2017	Barclays Bank PLC	84,762	EUR	91,456	91,021	(435)
6/21/2017	Barclays Bank PLC	8,025	EUR	8,660	8,618	(42)
6/21/2017	Barclays Bank PLC	8,024	EUR	8,659	8,617	(42)
6/21/2017	Barclays Bank PLC	8,024	EUR	8,659	8,617	(43)
6/21/2017	Barclays Bank PLC	8,024	EUR	8,658	8,617	(42)
6/21/2017	Barclays Bank PLC	8,024	EUR	8,659	8,617	(42)
6/21/2017	Barclays Bank PLC	8,024	EUR	8,658	8,617	(41)
6/21/2017	Barclays Bank PLC	2,575	EUR	2,778	2,765	(13)
6/21/2017	Barclays Bank PLC	66,841	EUR	71,649	71,777	128
6/21/2017	Barclays Bank PLC	44,000	GBP	53,836	55,132	1,295
6/21/2017	Barclays Bank PLC	10,623,769	HUF	36,841	36,901	60
6/21/2017	Barclays Bank PLC	3,536,888	HUF	12,331	12,285	(46)
6/21/2017	Barclays Bank PLC	15,507,677	HUF	54,351	53,865	(486)
6/21/2017	Barclays Bank PLC	708,717	HUF	2,483	2,462	(21)
6/21/2017	Barclays Bank PLC	317,278	HUF	1,110	1,102	(8)
6/21/2017	Barclays Bank PLC	11,160,062	ILS	3,041,498	3,082,217	40,719
6/21/2017	Barclays Bank PLC	39,020	ILS	10,689	10,777	88
6/21/2017	Barclays Bank PLC	42,203	ILS	11,707	11,656	(51)
6/21/2017	Barclays Bank PLC	8,518	ILS	2,348	2,353	5
6/21/2017	Barclays Bank PLC	13,116	ILS	3,637	3,622	(15)
6/21/2017	Barclays Bank PLC	23,011	ILS	6,371	6,355	(16)
6/21/2017	Barclays Bank PLC	673,700,000	INR	10,000,000	10,259,188	259,188
6/21/2017	Barclays Bank PLC	207,134,056	INR	3,074,711	3,154,263	79,552
6/21/2017	Barclays Bank PLC	8,385,561	INR	124,522	127,696	3,174
6/21/2017	Barclays Bank PLC	1,391,768	INR	21,121	21,194	73
6/21/2017	Barclays Bank PLC	1,899,162	INR	29,013	28,921	(92)
6/21/2017	Barclays Bank PLC	1,687,549	INR	25,796	25,698	(98)
6/21/2017	Barclays Bank PLC	969,209	INR	14,849	14,759	(90)
6/21/2017	Barclays Bank PLC	457,663,239	JPY	4,115,591	4,120,795	5,203
6/21/2017	Barclays Bank PLC	9,144,183	JPY	82,421	82,334	(87)
6/21/2017	Barclays Bank PLC	18,051,404	KRW	15,610	16,158	548
6/21/2017	Barclays Bank PLC	2,710,370,904	KRW	2,342,484	2,426,026	83,542
6/21/2017	Barclays Bank PLC	7,353,798	KRW	6,425	6,582	157
6/21/2017	Barclays Bank PLC	166,938,690	KRW	149,095	149,425	330
6/21/2017	Barclays Bank PLC	16,691,222	KRW	14,909	14,940	31
6/21/2017	Barclays Bank PLC	16,690,626	KRW	14,909	14,940	31
6/21/2017	Barclays Bank PLC	16,690,029	KRW	14,909	14,939	30
6/21/2017	Barclays Bank PLC	16,690,178	KRW	14,909	14,939	30
6/21/2017	Barclays Bank PLC	16,689,582	KRW	14,909	14,939	30
6/21/2017	Barclays Bank PLC	16,690,029	KRW	14,909	14,939	30
6/21/2017	Barclays Bank PLC	16,690,626	KRW	14,909	14,940	31
6/21/2017	Barclays Bank PLC	16,691,371	KRW	14,909	14,940	31
6/21/2017	Barclays Bank PLC	16,692,116	KRW	14,909	14,941	32
6/21/2017	Barclays Bank PLC	16,688,389	KRW	14,909	14,938	29
6/21/2017	Barclays Bank PLC	16,690,926	KRW	14,909	14,940	31
6/21/2017	Barclays Bank PLC	16,691,371	KRW	14,909	14,940	31
6/21/2017	Barclays Bank PLC	16,689,880	KRW	14,909	14,939	30
6/21/2017	Barclays Bank PLC	16,690,626	KRW	14,909	14,940	31
6/21/2017	Barclays Bank PLC	16,690,626	KRW	14,909	14,940	31
6/21/2017	Barclays Bank PLC	16,691,371	KRW	14,909	14,940	31
6/21/2017	Barclays Bank PLC	16,691,371	KRW	14,909	14,940	31
6/21/2017	Barclays Bank PLC	16,691,371	KRW	14,909	14,940	31
6/21/2017	Barclays Bank PLC	16,691,745	KRW	14,910	14,941	31
6/21/2017	Barclays Bank PLC	16,691,745	KRW	14,910	14,941	31
6/21/2017	Barclays Bank PLC	16,692,490	KRW	14,910	14,941	31
6/21/2017	Barclays Bank PLC	16,692,491	KRW	14,910	14,941	31
6/21/2017	Barclays Bank PLC	16,692,491	KRW	14,910	14,941	31
6/21/2017	Barclays Bank PLC	16,693,981	KRW	14,910	14,943	33
6/21/2017	Barclays Bank PLC	16,696,964	KRW	14,910	14,945	35
6/21/2017	Barclays Bank PLC	16,696,964	KRW	14,910	14,945	35
6/21/2017	Barclays Bank PLC	16,699,946	KRW	14,910	14,948	38
6/21/2017	Barclays Bank PLC	16,700,691	KRW	14,910	14,949	39
6/21/2017	Barclays Bank PLC	16,700,691	KRW	14,910	14,949	39
6/21/2017	Barclays Bank PLC	16,702,182	KRW	14,910	14,950	40
6/21/2017	Barclays Bank PLC	16,702,927	KRW	14,910	14,951	41
6/21/2017	Barclays Bank PLC	16,698,455	KRW	14,910	14,947	37
6/21/2017	Barclays Bank PLC	16,696,218	KRW	14,910	14,945	35
6/21/2017	Barclays Bank PLC	16,697,709	KRW	14,910	14,946	36
6/21/2017	Barclays Bank PLC	16,698,455	KRW	14,910	14,947	37
6/21/2017	Barclays Bank PLC	16,698,080	KRW	14,909	14,946	37
6/21/2017	Barclays Bank PLC	1,106,511	KRW	988	990	2
6/21/2017	Barclays Bank PLC	165,926,508	KRW	148,350	148,519	169
6/21/2017	Barclays Bank PLC	16,586,865	KRW	14,835	14,847	12
6/21/2017	Barclays Bank PLC	16,587,755	KRW	14,835	14,848	13
6/21/2017	Barclays Bank PLC	82,957,320	KRW	74,175	74,254	79
6/21/2017	Barclays Bank PLC	16,591,909	KRW	14,835	14,851	16
6/21/2017	Barclays Bank PLC	16,591,167	KRW	14,835	14,851	16
6/21/2017	Barclays Bank PLC	16,597,991	KRW	14,835	14,857	22
6/21/2017	Barclays Bank PLC	16,598,140	KRW	14,835	14,857	22
6/21/2017	Barclays Bank PLC	16,595,614	KRW	14,835	14,855	20
6/21/2017	Barclays Bank PLC	74,816,235	KRW	66,888	66,967	79
6/21/2017	Barclays Bank PLC	134,046,938	KRW	119,578	119,984	406
6/21/2017	Barclays Bank PLC	13,403,199	KRW	11,957	11,997	40
6/21/2017	Barclays Bank PLC	13,402,003	KRW	11,957	11,996	39
6/21/2017	Barclays Bank PLC	13,400,852	KRW	11,958	11,995	37
6/21/2017	Barclays Bank PLC	133,997,265	KRW	11,958	11,992	34
6/21/2017	Barclays Bank PLC	13,397,265	KRW	11,958	11,992	34
6/21/2017	Barclays Bank PLC	13,396,787	KRW	11,958	11,991	33
6/21/2017	Barclays Bank PLC	13,396,787	KRW	11,958	11,991	33
6/21/2017	Barclays Bank PLC	66,992,303	KRW	59,790	59,964	174
6/21/2017	Barclays Bank PLC	1,338,699	KRW	1,195	1,198	3
6/21/2017	Barclays Bank PLC	13,398,461	KRW	11,958	11,993	35
6/21/2017	Barclays Bank PLC	66,997,685	KRW	59,790	59,969	179
6/21/2017	Barclays Bank PLC	1,338,699	KRW	1,195	1,198	3
6/21/2017	Barclays Bank PLC	13,396,189	KRW	11,958	11,991	33
6/21/2017	Barclays Bank PLC	12,941,509	KRW	11,551	11,584	33
6/21/2017	Barclays Bank PLC	161,770,940	KRW	144,539	144,800	261
6/21/2017	Barclays Bank PLC	80,834,718	KRW	72,270	72,354	84
6/21/2017	Barclays Bank PLC	58,429,248	KRW	52,238	52,299	61
6/21/2017	Barclays Bank PLC	16,175,616	KRW	14,454	14,479	25
6/21/2017	Barclays Bank PLC	16,171,424	KRW	14,454	14,475	21
6/21/2017	Barclays Bank PLC	16,169,256	KRW	14,454	14,473	19
6/21/2017	Barclays Bank PLC	16,167,233	KRW	14,454	14,471	17
6/21/2017	Barclays Bank PLC	16,168,678	KRW	14,454	14,472	18
6/21/2017	Barclays Bank PLC	16,172,329	KRW	14,453	14,476	23
6/21/2017	Barclays Bank PLC	1,616,406	KRW	1,445	1,447	2
6/21/2017	Barclays Bank PLC	161,901,994	KRW	144,353	144,917	564
6/21/2017	Barclays Bank PLC	80,905,365	KRW	72,177	72,418	241
6/21/2017	Barclays Bank PLC	44,708,883	KRW	39,893	40,018	125
6/21/2017	Barclays Bank PLC	16,179,003	KRW	14,436	14,482	46
6/21/2017	Barclays Bank PLC	16,187,698	KRW	14,435	14,489	54
6/21/2017	Barclays Bank PLC	16,187,698	KRW	14,435	14,489	54
6/21/2017	Barclays Bank PLC	16,186,254	KRW	14,435	14,488	53
6/21/2017	Barclays Bank PLC	16,187,265	KRW	14,435	14,489	54
6/21/2017	Barclays Bank PLC	16,180,480	KRW	14,435	14,483	48
6/21/2017	Barclays Bank PLC	16,180,625	KRW	14,435	14,483	48
6/21/2017	Barclays Bank PLC	16,180,769	KRW	14,435	14,483	48
6/21/2017	Barclays Bank PLC	160,468,315	KRW	144,201	143,634	(567)
6/21/2017	Barclays Bank PLC	80,224,620	KRW	72,101	71,808	(293)
6/21/2017	Barclays Bank PLC	80,221,015	KRW	72,101	71,805	(296)
6/21/2017	Barclays Bank PLC	80,223,899	KRW	72,101	71,808	(293)
6/21/2017	Barclays Bank PLC	80,224,620	KRW	72,101	71,808	(293)
6/21/2017	Barclays Bank PLC	16,045,999	KRW	14,420	14,363	(57)
6/21/2017	Barclays Bank PLC	16,046,143	KRW	14,420	14,363	(57)
6/21/2017	Barclays Bank PLC	16,046,288	KRW	14,420	14,363	(57)
6/21/2017	Barclays Bank PLC	16,043,259	KRW	14,420	14,360	(60)
6/21/2017	Barclays Bank PLC	16,043,259	KRW	14,420	14,360	(60)
6/21/2017	Barclays Bank PLC	16,043,259	KRW	14,420	14,360	(60)
6/21/2017	Barclays Bank PLC	16,043,259	KRW	14,420	14,360	(60)
6/21/2017	Barclays Bank PLC	16,043,259	KRW	14,420	14,360	(60)
6/21/2017	Barclays Bank PLC	16,044,701	KRW	14,420	14,361	(59)
6/21/2017	Barclays Bank PLC	7,523,942	KRW	6,762	6,735	(27)
6/21/2017	Barclays Bank PLC	1,604,398	KRW	1,442	1,436	(6)
6/21/2017	Barclays Bank PLC	1,604,167	KRW	1,442	1,436	(6)
6/21/2017	Barclays Bank PLC	1,604,384	KRW	1,442	1,436	(6)
6/21/2017	Barclays Bank PLC	1,604,384	KRW	1,442	1,436	(6)
6/21/2017	Barclays Bank PLC	161,063,215	KRW	144,974	144,166	(808)
6/21/2017	Barclays Bank PLC	82,686,853	KRW	74,437	74,012	(425)
6/21/2017	Barclays Bank PLC	82,704,351	KRW	74,436	74,028	(408)
6/21/2017	Barclays Bank PLC	82,693,930	KRW	74,436	74,019	(417)
6/21/2017	Barclays Bank PLC	80,524,067	KRW	72,490	72,076	(414)
6/21/2017	Barclays Bank PLC	80,520,734	KRW	72,487	72,073	(414)
6/21/2017	Barclays Bank PLC	80,528,708	KRW	72,487	72,080	(407)
6/21/2017	Barclays Bank PLC	16,537,075	KRW	14,887	14,802	(85)
6/21/2017	Barclays Bank PLC	16,537,075	KRW	14,887	14,802	(85)
6/21/2017	Barclays Bank PLC	16,535,586	KRW	14,887	14,801	(86)
6/21/2017	Barclays Bank PLC	16,537,671	KRW	14,887	14,803	(84)
6/21/2017	Barclays Bank PLC	16,537,224	KRW	14,887	14,802	(85)
6/21/2017	Barclays Bank PLC	16,536,926	KRW	14,887	14,802	(85)
6/21/2017	Barclays Bank PLC	16,538,713	KRW	14,887	14,804	(83)
6/21/2017	Barclays Bank PLC	16,538,564	KRW	14,887	14,804	(84)
6/21/2017	Barclays Bank PLC	16,537,224	KRW	14,887	14,802	(85)
6/21/2017	Barclays Bank PLC	16,537,224	KRW	14,887	14,802	(85)
6/21/2017	Barclays Bank PLC	16,534,098	KRW	14,887	14,800	(87)
6/21/2017	Barclays Bank PLC	16,102,059	KRW	14,498	14,413	(85)
6/21/2017	Barclays Bank PLC	16,104,233	KRW	14,498	14,415	(83)
6/21/2017	Barclays Bank PLC	16,105,538	KRW	14,498	14,416	(82)
6/21/2017	Barclays Bank PLC	16,103,847	KRW	14,497	14,414	(83)
6/21/2017	Barclays Bank PLC	16,102,398	KRW	14,497	14,413	(84)
6/21/2017	Barclays Bank PLC	16,104,427	KRW	14,497	14,415	(82)
6/21/2017	Barclays Bank PLC	16,103,992	KRW	14,497	14,415	(82)
6/21/2017	Barclays Bank PLC	16,103,703	KRW	14,497	14,414	(83)
6/21/2017	Barclays Bank PLC	16,105,442	KRW	14,497	14,416	(81)
6/21/2017	Barclays Bank PLC	16,105,442	KRW	14,497	14,416	(81)
6/21/2017	Barclays Bank PLC	16,103,992	KRW	14,497	14,415	(82)
6/21/2017	Barclays Bank PLC	14,236,055	KRW	12,815	12,743	(72)
6/21/2017	Barclays Bank PLC	1,652,617	KRW	1,488	1,479	(9)
6/21/2017	Barclays Bank PLC	1,652,692	KRW	1,488	1,479	(9)
6/21/2017	Barclays Bank PLC	1,609,462	KRW	1,449	1,441	(8)
6/21/2017	Barclays Bank PLC	159,455,854	KRW	143,402	142,727	(675)
6/21/2017	Barclays Bank PLC	79,712,225	KRW	71,703	71,350	(353)
6/21/2017	Barclays Bank PLC	79,713,265	KRW	71,702	71,351	(351)
6/21/2017	Barclays Bank PLC	79,703,549	KRW	71,701	71,342	(359)
6/21/2017	Barclays Bank PLC	79,704,266	KRW	71,701	71,342	(359)
6/21/2017	Barclays Bank PLC	62,317,360	KRW	56,000	55,780	(220)
6/21/2017	Barclays Bank PLC	15,943,355	KRW	14,340	14,271	(69)
6/21/2017	Barclays Bank PLC	15,944,789	KRW	14,340	14,272	(68)
6/21/2017	Barclays Bank PLC	15,943,642	KRW	14,340	14,271	(69)
6/21/2017	Barclays Bank PLC	15,940,774	KRW	14,340	14,268	(72)
6/21/2017	Barclays Bank PLC	15,943,499	KRW	14,340	14,271	(69)
6/21/2017	Barclays Bank PLC	15,942,208	KRW	14,340	14,270	(70)
6/21/2017	Barclays Bank PLC	15,940,631	KRW	14,340	14,268	(72)
6/21/2017	Barclays Bank PLC	15,940,631	KRW	14,340	14,268	(72)
6/21/2017	Barclays Bank PLC	15,939,340	KRW	14,340	14,267	(73)
6/21/2017	Barclays Bank PLC	15,941,921	KRW	14,340	14,269	(71)
6/21/2017	Barclays Bank PLC	15,943,499	KRW	14,340	14,271	(69)
6/21/2017	Barclays Bank PLC	9,557,205	KRW	8,596	8,555	(41)
6/21/2017	Barclays Bank PLC	1,594,206	KRW	1,434	1,427	(7)
6/21/2017	Barclays Bank PLC	1,594,063	KRW	1,434	1,427	(7)
6/21/2017	Barclays Bank PLC	1,594,321	KRW	1,434	1,427	(7)
6/21/2017	Barclays Bank PLC	163,001,442	KRW	146,005	145,901	(104)
6/21/2017	Barclays Bank PLC	81,482,341	KRW	73,005	72,934	(71)
6/21/2017	Barclays Bank PLC	81,511,156	KRW	73,004	72,960	(44)
6/21/2017	Barclays Bank PLC	81,502,009	KRW	73,003	72,952	(51)
6/21/2017	Barclays Bank PLC	81,508,579	KRW	73,003	72,958	(45)
6/21/2017	Barclays Bank PLC	81,480,838	KRW	73,003	72,933	(70)
6/21/2017	Barclays Bank PLC	81,485,562	KRW	73,002	72,937	(65)
6/21/2017	Barclays Bank PLC	25,188,395	KRW	22,566	22,546	(20)
6/21/2017	Barclays Bank PLC	16,293,548	KRW	14,601	14,584	(17)
6/21/2017	Barclays Bank PLC	16,300,848	KRW	14,601	14,591	(10)
6/21/2017	Barclays Bank PLC	16,298,272	KRW	14,600	14,588	(12)
6/21/2017	Barclays Bank PLC	16,297,688	KRW	14,600	14,588	(12)
6/21/2017	Barclays Bank PLC	16,297,688	KRW	14,600	14,588	(12)
6/21/2017	Barclays Bank PLC	16,299,732	KRW	14,600	14,590	(10)
6/21/2017	Barclays Bank PLC	16,298,418	KRW	14,600	14,589	(11)
6/21/2017	Barclays Bank PLC	16,296,958	KRW	14,600	14,587	(13)
6/21/2017	Barclays Bank PLC	16,299,732	KRW	14,600	14,590	(10)
6/21/2017	Barclays Bank PLC	16,299,878	KRW	14,600	14,590	(10)
6/21/2017	Barclays Bank PLC	16,296,958	KRW	14,600	14,587	(13)
6/21/2017	Barclays Bank PLC	16,295,206	KRW	14,600	14,586	(14)
6/21/2017	Barclays Bank PLC	16,296,812	KRW	14,600	14,587	(13)
6/21/2017	Barclays Bank PLC	16,301,338	KRW	14,600	14,591	(9)
6/21/2017	Barclays Bank PLC	16,298,126	KRW	14,600	14,588	(12)
6/21/2017	Barclays Bank PLC	1,630,105	KRW	1,460	1,459	(1)
6/21/2017	Barclays Bank PLC	1,629,681	KRW	1,460	1,459	(1)
6/21/2017	Barclays Bank PLC	1,629,375	KRW	1,460	1,458	(2)
6/21/2017	Barclays Bank PLC	148,237,953	KRW	132,566	132,686	120
6/21/2017	Barclays Bank PLC	74,132,026	KRW	66,284	66,355	71
6/21/2017	Barclays Bank PLC	74,115,662	KRW	66,283	66,340	57
6/21/2017	Barclays Bank PLC	14,826,231	KRW	13,257	13,271	14
6/21/2017	Barclays Bank PLC	14,822,462	KRW	13,256	13,267	11
6/21/2017	Barclays Bank PLC	14,822,727	KRW	13,256	13,268	12
6/21/2017	Barclays Bank PLC	14,822,727	KRW	13,256	13,268	12
6/21/2017	Barclays Bank PLC	14,826,571	KRW	13,256	13,271	15
6/21/2017	Barclays Bank PLC	4,662,610	KRW	4,169	4,173	4
6/21/2017	Barclays Bank PLC	14,810,840	KRW	1,325	1,326	1
6/21/2017	Barclays Bank PLC	128,503	MYR	28,773	28,949	176
6/21/2017	Barclays Bank PLC	99,587	MYR	22,337	22,435	98
6/21/2017	Barclays Bank PLC	441,384	NOK	51,256	51,435	179
6/21/2017	Barclays Bank PLC	1,101,937	NOK	130,029	128,410	(1,619)
6/21/2017	Barclays Bank PLC	44,576,495	NOK	5,260,053	5,194,542	(65,510)
6/21/2017	Barclays Bank PLC	293,435	NOK	34,667	34,194	(472)
6/21/2017	Barclays Bank PLC	2,172,301	NOK	256,637	253,140	(3,497)
6/21/2017	Barclays Bank PLC	856,813	NOK	100,995	99,845	(1,150)
6/21/2017	Barclays Bank PLC	231,764	NOK	27,319	27,008	(311)
6/21/2017	Barclays Bank PLC	1,501,579	NOK	178,304	174,980	(3,324)
6/21/2017	Barclays Bank PLC	123,651	NOK	14,683	14,409	(274)
6/21/2017	Barclays Bank PLC	242,842	NOK	28,477	28,299	(179)
6/21/2017	Barclays Bank PLC	154,071	NOK	18,092	17,954	(138)
6/21/2017	Barclays Bank PLC	793,289	NOK	93,155	92,443	(712)
6/21/2017	Barclays Bank PLC	1,234,798	NOK	144,087	143,892	(195)
6/21/2017	Barclays Bank PLC	314,547	NOK	36,704	36,654	(50)
6/21/2017	Barclays Bank PLC	22,107	NZD	15,528	15,421	(107)
6/21/2017	Barclays Bank PLC	45,030	NZD	31,630	31,411	(219)
6/21/2017	Barclays Bank PLC	240,602	PHP	4,766	4,778	12
6/21/2017	Barclays Bank PLC	179,409	PHP	3,554	3,563	9
6/21/2017	Barclays Bank PLC	2,681,937	PHP	52,987	53,255	268
6/21/2017	Barclays Bank PLC	286,652	PHP	5,681	5,692	11
6/21/2017	Barclays Bank PLC	15,948	PLN	3,923	4,023	100
6/21/2017	Barclays Bank PLC	88,120	PLN	21,930	22,227	297
6/21/2017	Barclays Bank PLC	27,496	PLN	6,868	6,935	67
6/21/2017	Barclays Bank PLC	8,047	PLN	2,040	2,030	(10)
6/21/2017	Barclays Bank PLC	167,624	PLN	42,222	42,280	58
6/21/2017	Barclays Bank PLC	569,812	PLN	144,164	143,724	(440)
6/21/2017	Barclays Bank PLC	256,012	PLN	64,775	64,574	(201)
6/21/2017	Barclays Bank PLC	566,142	PLN	144,301	142,798	(1,503)
6/21/2017	Barclays Bank PLC	255,359	PLN	65,097	64,409	(688)
6/21/2017	Barclays Bank PLC	577,186	PLN	147,380	145,584	(1,797)
6/21/2017	Barclays Bank PLC	561,932	PLN	143,485	141,736	(1,749)
6/21/2017	Barclays Bank PLC	260,050	PLN	66,417	65,592	(825)
6/21/2017	Barclays Bank PLC	569,674	PLN	144,895	143,689	(1,206)
6/21/2017	Barclays Bank PLC	229,238	PLN	58,306	57,821	(485)
6/21/2017	Barclays Bank PLC	563,436	PLN	143,344	142,115	(1,229)
6/21/2017	Barclays Bank PLC	266,872	PLN	67,895	67,313	(582)
6/21/2017	Barclays Bank PLC	579,733	PLN	146,717	146,226	(491)
6/21/2017	Barclays Bank PLC	242,625	PLN	61,406	61,197	(209)
6/21/2017	Barclays Bank PLC	264,037,151	RUB	4,368,843	4,597,568	228,725
6/21/2017	Barclays Bank PLC	1,551,222	RUB	25,707	27,011	1,304
6/21/2017	Barclays Bank PLC	2,578,798	RUB	43,912	44,904	992
6/21/2017	Barclays Bank PLC	2,839	RUB	48	49	1
6/21/2017	Barclays Bank PLC	1,389,992	RUB	23,666	24,203	537
6/21/2017	Barclays Bank PLC	100,148	RUB	1,720	1,744	24
6/21/2017	Barclays Bank PLC	1,118,906	RUB	19,213	19,483	270
6/21/2017	Barclays Bank PLC	1,188,822	RUB	20,501	20,700	199
6/21/2017	Barclays Bank PLC	57,995	RUB	1,013	1,010	(3)
6/21/2017	Barclays Bank PLC	36,988	SEK	4,160	4,160	-
6/21/2017	Barclays Bank PLC	416,957	SEK	47,291	46,893	(398)
6/21/2017	Barclays Bank PLC	141,342	SEK	16,126	15,896	(230)
6/21/2017	Barclays Bank PLC	728,933	SEK	83,055	81,979	(1,076)
6/21/2017	Barclays Bank PLC	8,913	SEK	1,016	1,002	(14)
6/21/2017	Barclays Bank PLC	33,908	SEK	3,827	3,813	(14)
6/21/2017	Barclays Bank PLC	845,679	SEK	95,386	95,109	(278)
6/21/2017	Barclays Bank PLC	2,032	SGD	1,442	1,455	13
6/21/2017	Barclays Bank PLC	325	SGD	230	233	3
6/21/2017	Barclays Bank PLC	36,802	SGD	26,226	26,354	128
6/21/2017	Barclays Bank PLC	12,054	SGD	8,599	8,632	33
6/21/2017	Barclays Bank PLC	84,277	SGD	60,219	60,352	133
6/21/2017	Barclays Bank PLC	2,063	SGD	1,476	1,478	1
6/21/2017	Barclays Bank PLC	1,250	SGD	897	895	(2)
6/21/2017	Barclays Bank PLC	2,264	SGD	1,621	1,621	-
6/21/2017	Barclays Bank PLC	32,118	TRY	8,645	8,613	(32)
6/21/2017	Barclays Bank PLC	131,212	TRY	35,447	35,186	(261)
6/21/2017	Barclays Bank PLC	210,337	TRY	56,513	56,404	(109)
6/21/2017	Barclays Bank PLC	3,012	TRY	809	808	(1)
6/21/2017	Barclays Bank PLC	1,151,639	TWD	37,136	38,099	963
6/21/2017	Barclays Bank PLC	177,273,365	TWD	5,719,621	5,864,641	145,020
6/21/2017	Barclays Bank PLC	41,285	TWD	1,342	1,366	24
6/21/2017	Barclays Bank PLC	604,091	TWD	19,937	19,985	48
6/21/2017	Barclays Bank PLC	278,930	TWD	9,272	9,228	(44)
6/21/2017	Barclays Bank PLC	385,393	TWD	12,799	12,750	(49)
6/21/2017	Barclays Bank PLC	45,527,633	ZAR	3,369,372	3,346,636	(22,736)
6/21/2017	Barclays Bank PLC	1,168,055	ZAR	86,354	85,861	(493)
6/21/2017	Barclays Bank PLC	38,904	ZAR	2,917	2,860	(57)
6/21/2017	Barclays Bank PLC	264,149	ZAR	19,716	19,417	(299)
6/21/2017	Barclays Bank PLC	54,684	ZAR	4,121	4,020	(101)
6/21/2017	Barclays Bank PLC	173,760	ZAR	13,411	12,773	(638)
6/21/2017	Barclays Bank PLC	664,223	ZAR	51,515	48,826	(2,689)
6/21/2017	Barclays Bank PLC	86,745	ZAR	6,774	6,376	(398)
6/21/2017	Barclays Bank PLC	655,964	ZAR	49,819	48,218	(1,601)
6/21/2017	Barclays Bank PLC	908,893	ZAR	68,265	66,811	(1,454)
6/21/2017	Barclays Bank PLC	460,654	ZAR	35,273	33,862	(1,411)
6/21/2017	Barclays Bank PLC	1,620,933	ZAR	119,664	119,151	(513)
						531,334

To Sell:
4/3/2017	Barclays Bank PLC	292,001	AUD	223,617	222,741	876
4/3/2017	Barclays Bank PLC	376,206	CAD	282,030	282,100	(70)
4/3/2017	Barclays Bank PLC	376,206	CAD	282,225	282,100	125
4/3/2017	Barclays Bank PLC	184,428	CAD	138,290	138,294	(4)
4/3/2017	Barclays Bank PLC	39,250	CAD	29,425	29,432	(7)
4/3/2017	Barclays Bank PLC	39,250	CAD	29,445	29,432	13
4/3/2017	Barclays Bank PLC	19,243	CAD	14,429	14,429	-
4/3/2017	Barclays Bank PLC	264,656	EUR	284,561	283,101	1,460
4/3/2017	Barclays Bank PLC	264,657	EUR	284,562	283,102	1,460
4/3/2017	Barclays Bank PLC	264,657	EUR	284,583	283,102	1,481
4/3/2017	Barclays Bank PLC	264,657	EUR	284,559	283,102	1,457
4/3/2017	Barclays Bank PLC	264,657	EUR	284,572	283,102	1,470
4/3/2017	Barclays Bank PLC	264,657	EUR	284,530	283,102	1,428
4/3/2017	Barclays Bank PLC	84,762	EUR	91,128	90,669	458
4/3/2017	Barclays Bank PLC	8,025	EUR	8,629	8,584	44
4/3/2017	Barclays Bank PLC	8,024	EUR	8,627	8,583	44
4/3/2017	Barclays Bank PLC	8,024	EUR	8,628	8,583	45
4/3/2017	Barclays Bank PLC	8,024	EUR	8,627	8,583	44
4/3/2017	Barclays Bank PLC	8,024	EUR	8,628	8,583	45
4/3/2017	Barclays Bank PLC	8,024	EUR	8,627	8,583	44
4/3/2017	Barclays Bank PLC	2,575	EUR	2,768	2,754	14
4/3/2017	Barclays Bank PLC	118,224	GBP	146,825	147,844	(1,019)
4/3/2017	Barclays Bank PLC	4,729,856	JPY	42,597	42,452	145
4/3/2017	Barclays Bank PLC	154,071	NOK	18,078	17,939	139
4/3/2017	Barclays Bank PLC	793,289	NOK	93,081	92,365	716
4/3/2017	Barclays Bank PLC	114,720	NZD	80,580	80,189	391
4/3/2017	Barclays Bank PLC	845,679	SEK	95,028	94,732	296
4/4/2017	Barclays Bank PLC	360,007	AUD	275,107	274,612	494
4/4/2017	Barclays Bank PLC	254,980	AUD	194,846	194,498	347
4/4/2017	Barclays Bank PLC	19,569	BRL	6,163	6,158	5
4/4/2017	Barclays Bank PLC	54,208	BRL	17,394	17,058	336
4/4/2017	Barclays Bank PLC	23,272,232	BRL	7,443,065	7,323,272	119,793
4/4/2017	Barclays Bank PLC	66,841	EUR	71,398	71,503	(105)
4/4/2017	Barclays Bank PLC	430,859	GBP	536,962	538,819	(1,857)
4/4/2017	Barclays Bank PLC	4,404	GBP	5,489	5,508	(19)
4/4/2017	Barclays Bank PLC	219,947,409	JPY	1,963,283	1,974,183	(10,900)
4/4/2017	Barclays Bank PLC	1,234,798	NOK	143,975	143,773	202
4/4/2017	Barclays Bank PLC	314,547	NOK	36,675	36,624	51
4/4/2017	Barclays Bank PLC	127,444	NZD	89,137	89,081	57
4/4/2017	Barclays Bank PLC	467,085	SEK	52,300	52,325	(24)
4/7/2017	Barclays Bank PLC	49,000	EUR	52,140	52,424	(284)
4/7/2017	Barclays Bank PLC	44,000	GBP	53,736	55,029	(1,293)
6/21/2017	Barclays Bank PLC	1,683,617	AUD	1,287,943	1,282,436	5,508
6/21/2017	Barclays Bank PLC	205,832	GBP	256,001	257,907	(1,906)
6/21/2017	Barclays Bank PLC	12,692,343	CLP	19,029	19,099	(70)
6/21/2017	Barclays Bank PLC	12,772,257	CLP	19,087	19,219	(132)
6/21/2017	Barclays Bank PLC	2,456,819	CLP	3,648	3,697	(49)
6/21/2017	Barclays Bank PLC	3,598,051	CLP	5,415	5,414	1
6/21/2017	Barclays Bank PLC	23,521,529	CLP	35,280	35,394	(114)
6/21/2017	Barclays Bank PLC	15,995,994	CLP	23,982	24,070	(88)
6/21/2017	Barclays Bank PLC	316,649	CLP	475	476	(1)
6/21/2017	Barclays Bank PLC	2,079,837	CLP	3,116	3,130	(14)
6/21/2017	Barclays Bank PLC	8,374,666	CLP	12,545	12,602	(57)
6/21/2017	Barclays Bank PLC	74,825,753	CZK	2,955,554	2,994,525	(38,971)
6/21/2017	Barclays Bank PLC	645,082	CZK	25,574	25,816	(242)
6/21/2017	Barclays Bank PLC	165,167	CZK	6,545	6,610	(65)
6/21/2017	Barclays Bank PLC	267,231	CZK	10,729	10,695	34
6/21/2017	Barclays Bank PLC	9,506	CZK	386	380	6
6/21/2017	Barclays Bank PLC	353,170	CZK	14,205	14,134	71
6/21/2017	Barclays Bank PLC	85,021	CZK	3,392	3,403	(11)
6/21/2017	Barclays Bank PLC	6,978,680	EUR	7,561,812	7,494,020	67,792
6/21/2017	Barclays Bank PLC	1,144,828	EUR	1,240,489	1,229,368	11,121
6/21/2017	Barclays Bank PLC	226,563	GBP	281,824	283,882	(2,058)
6/21/2017	Barclays Bank PLC	23,781	GBP	29,577	29,797	(220)
6/21/2017	Barclays Bank PLC	26,178	GBP	32,563	32,801	(238)
6/21/2017	Barclays Bank PLC	1,536,363	SEK	174,466	172,786	1,680
6/21/2017	Barclays Bank PLC	2,296	SGD	1,646	1,645	1
6/21/2017	Barclays Bank PLC	8,555	ILS	2,365	2,363	2
6/21/2017	Barclays Bank PLC	161,008	TWD	5,325	5,327	(2)
6/21/2017	Barclays Bank PLC	56,000	EUR	60,052	60,135	(83)
6/21/2017	Barclays Bank PLC	1,010,094	GBP	1,263,444	1,265,644	(2,200)
6/21/2017	Barclays Bank PLC	139,654	GBP	174,822	174,986	(164)
6/21/2017	Barclays Bank PLC	44,266	GBP	55,395	55,465	(70)
6/21/2017	Barclays Bank PLC	200,777	GBP	251,258	251,573	(315)
6/21/2017	Barclays Bank PLC	174,368	GBP	218,307	218,482	(175)
6/21/2017	Barclays Bank PLC	150,220	GBP	188,294	188,225	69
6/21/2017	Barclays Bank PLC	199,777	GBP	251,631	250,320	1,311
6/21/2017	Barclays Bank PLC	146,504	GBP	184,823	183,569	1,254
6/21/2017	Barclays Bank PLC	123,328	GBP	155,143	154,529	614
6/21/2017	Barclays Bank PLC	118,224	GBP	147,365	148,134	(769)
6/21/2017	Barclays Bank PLC	58,000	GBP	72,415	72,674	(259)
6/21/2017	Barclays Bank PLC	208,355	GBP	260,844	261,068	(224)
6/21/2017	Barclays Bank PLC	208,355	GBP	260,769	261,068	(299)
6/21/2017	Barclays Bank PLC	14,149	GBP	17,708	17,729	(21)
6/21/2017	Barclays Bank PLC	2,129	GBP	2,665	2,667	(2)
6/21/2017	Barclays Bank PLC	2,129	GBP	2,665	2,668	(3)
6/21/2017	Barclays Bank PLC	146	GBP	183	183	-
6/21/2017	Barclays Bank PLC	746,935,061	HUF	2,544,529	2,594,436	(49,907)
6/21/2017	Barclays Bank PLC	7,963,012	HUF	27,119	27,659	(540)
6/21/2017	Barclays Bank PLC	20,206,780	HUF	69,247	70,187	(940)
6/21/2017	Barclays Bank PLC	1,084,794	HUF	3,705	3,768	(63)
6/21/2017	Barclays Bank PLC	3,173,447	HUF	11,099	11,023	76
6/21/2017	Barclays Bank PLC	1,043,499	HUF	3,665	3,625	40
6/21/2017	Barclays Bank PLC	1,264,241	HUF	4,443	4,391	52
6/21/2017	Barclays Bank PLC	660,386	HUF	2,324	2,294	30
6/21/2017	Barclays Bank PLC	4,632,381	HUF	16,161	16,090	71
6/21/2017	Barclays Bank PLC	16,120	ILS	4,420	4,452	(32)
6/21/2017	Barclays Bank PLC	61,782	ILS	17,057	17,063	(6)
6/21/2017	Barclays Bank PLC	31,533	ILS	8,686	8,709	(23)
6/21/2017	Barclays Bank PLC	244,227	ILS	67,009	67,451	(442)
6/21/2017	Barclays Bank PLC	14,218	ILS	3,910	3,927	(17)
6/21/2017	Barclays Bank PLC	12,266	ILS	3,398	3,388	10
6/21/2017	Barclays Bank PLC	10,356	ILS	2,856	2,860	(4)
6/21/2017	Barclays Bank PLC	1,871,651	INR	27,994	28,502	(508)
6/21/2017	Barclays Bank PLC	3,886,519	INR	58,770	59,184	(414)
6/21/2017	Barclays Bank PLC	8,673,292	INR	131,573	132,078	(505)
6/21/2017	Barclays Bank PLC	5,233,785	INR	79,108	79,701	(593)
6/21/2017	Barclays Bank PLC	2,772,744	INR	42,114	42,224	(110)
6/21/2017	Barclays Bank PLC	1,557,322	INR	23,584	23,715	(131)
6/21/2017	Barclays Bank PLC	7,787,701	INR	117,924	118,592	(668)
6/21/2017	Barclays Bank PLC	8,394,310	INR	127,096	127,830	(734)
6/21/2017	Barclays Bank PLC	2,418,650	INR	36,634	36,831	(198)
6/21/2017	Barclays Bank PLC	2,605,010	INR	39,696	39,669	27
6/21/2017	Barclays Bank PLC	28,502,870	JPY	256,723	256,640	84
6/21/2017	Barclays Bank PLC	12,229,383	JPY	110,244	110,113	130
6/21/2017	Barclays Bank PLC	4,766,740	JPY	43,354	42,920	435
6/21/2017	Barclays Bank PLC	29,325,603	JPY	265,866	264,047	1,819
6/21/2017	Barclays Bank PLC	15,605,955	JPY	141,526	140,516	1,010
6/21/2017	Barclays Bank PLC	4,729,856	JPY	42,591	42,588	3
6/21/2017	Barclays Bank PLC	33,046,187	JPY	295,722	297,548	(1,826)
6/21/2017	Barclays Bank PLC	33,046,187	JPY	295,725	297,548	(1,823)
6/21/2017	Barclays Bank PLC	33,046,187	JPY	295,775	297,548	(1,773)
6/21/2017	Barclays Bank PLC	33,046,187	JPY	295,657	297,548	(1,891)
6/21/2017	Barclays Bank PLC	33,046,187	JPY	295,634	297,548	(1,914)
6/21/2017	Barclays Bank PLC	33,046,187	JPY	295,642	297,548	(1,905)
6/21/2017	Barclays Bank PLC	21,670,287	JPY	193,880	195,119	(1,239)
6/21/2017	Barclays Bank PLC	4,972,659	KRW	4,341	4,451	(110)
6/21/2017	Barclays Bank PLC	1,555,378	KRW	1,360	1,392	(32)
6/21/2017	Barclays Bank PLC	37,624,504	KRW	33,251	33,677	(426)
6/21/2017	Barclays Bank PLC	1,989,152	KRW	1,757	1,780	(23)
6/21/2017	Barclays Bank PLC	56,237,500	KRW	50,000	50,338	(338)
6/21/2017	Barclays Bank PLC	60,834	MYR	13,527	13,705	(178)
6/21/2017	Barclays Bank PLC	608,338	MYR	135,270	137,046	(1,776)
6/21/2017	Barclays Bank PLC	608,338	MYR	135,270	137,046	(1,776)
6/21/2017	Barclays Bank PLC	608,338	MYR	135,270	137,046	(1,776)
6/21/2017	Barclays Bank PLC	608,338	MYR	135,270	137,046	(1,776)
6/21/2017	Barclays Bank PLC	608,338	MYR	135,270	137,046	(1,776)
6/21/2017	Barclays Bank PLC	608,338	MYR	135,270	137,046	(1,776)
6/21/2017	Barclays Bank PLC	608,338	MYR	135,270	137,046	(1,776)
6/21/2017	Barclays Bank PLC	608,338	MYR	135,270	137,046	(1,776)
6/21/2017	Barclays Bank PLC	608,879	MYR	135,270	137,168	(1,898)
6/21/2017	Barclays Bank PLC	608,608	MYR	135,270	137,107	(1,837)
6/21/2017	Barclays Bank PLC	608,608	MYR	135,270	137,107	(1,837)
6/21/2017	Barclays Bank PLC	608,883	MYR	135,271	137,169	(1,898)
6/21/2017	Barclays Bank PLC	609,145	MYR	135,270	137,228	(1,958)
6/21/2017	Barclays Bank PLC	609,150	MYR	135,271	137,229	(1,958)
6/21/2017	Barclays Bank PLC	609,822	MYR	135,270	137,380	(2,110)
6/21/2017	Barclays Bank PLC	609,822	MYR	135,270	137,380	(2,110)
6/21/2017	Barclays Bank PLC	21,094	MYR	14,863	15,106	(243)
6/21/2017	Barclays Bank PLC	16,472	MYR	3,646	3,711	(65)
6/21/2017	Barclays Bank PLC	164,720	MYR	36,460	37,108	(648)
6/21/2017	Barclays Bank PLC	164,807	MYR	36,460	37,128	(668)
6/21/2017	Barclays Bank PLC	164,839	MYR	36,459	37,135	(676)
6/21/2017	Barclays Bank PLC	164,834	MYR	36,460	37,134	(674)
6/21/2017	Barclays Bank PLC	164,834	MYR	36,460	37,134	(674)
6/21/2017	Barclays Bank PLC	164,845	MYR	36,460	37,136	(676)
6/21/2017	Barclays Bank PLC	164,841	MYR	36,459	37,135	(676)
6/21/2017	Barclays Bank PLC	164,845	MYR	36,460	37,136	(676)
6/21/2017	Barclays Bank PLC	165,009	MYR	36,460	37,173	(713)
6/21/2017	Barclays Bank PLC	164,845	MYR	36,460	37,136	(676)
6/21/2017	Barclays Bank PLC	164,845	MYR	36,460	37,136	(676)
6/21/2017	Barclays Bank PLC	164,841	MYR	36,459	37,135	(676)
6/21/2017	Barclays Bank PLC	164,845	MYR	36,460	37,136	(676)
6/21/2017	Barclays Bank PLC	164,845	MYR	36,460	37,136	(676)
6/21/2017	Barclays Bank PLC	164,845	MYR	36,460	37,136	(676)
6/21/2017	Barclays Bank PLC	164,845	MYR	36,460	37,136	(676)
6/21/2017	Barclays Bank PLC	164,845	MYR	36,460	37,136	(676)
6/21/2017	Barclays Bank PLC	164,845	MYR	36,460	37,136	(676)
6/21/2017	Barclays Bank PLC	164,845	MYR	36,460	37,136	(676)
6/21/2017	Barclays Bank PLC	102,551	MYR	22,682	23,103	(421)
6/21/2017	Barclays Bank PLC	71,304	MYR	15,842	16,063	(221)
6/21/2017	Barclays Bank PLC	71,365	MYR	15,842	16,077	(235)
6/21/2017	Barclays Bank PLC	71,365	MYR	15,842	16,077	(235)
6/21/2017	Barclays Bank PLC	71,365	MYR	15,842	16,077	(235)
6/21/2017	Barclays Bank PLC	71,317	MYR	15,842	16,066	(224)
6/21/2017	Barclays Bank PLC	71,317	MYR	15,842	16,066	(224)
6/21/2017	Barclays Bank PLC	71,322	MYR	15,842	16,067	(225)
6/21/2017	Barclays Bank PLC	71,322	MYR	15,842	16,067	(225)
6/21/2017	Barclays Bank PLC	71,322	MYR	15,842	16,067	(225)
6/21/2017	Barclays Bank PLC	71,322	MYR	15,842	16,067	(225)
6/21/2017	Barclays Bank PLC	71,322	MYR	15,842	16,067	(225)
6/21/2017	Barclays Bank PLC	71,322	MYR	15,842	16,067	(225)
6/21/2017	Barclays Bank PLC	71,322	MYR	15,842	16,067	(225)
6/21/2017	Barclays Bank PLC	51,730	MYR	11,491	11,654	(163)
6/21/2017	Barclays Bank PLC	67,119	MYR	14,936	15,121	(185)
6/21/2017	Barclays Bank PLC	44,210	MYR	9,822	9,960	(138)
6/21/2017	Barclays Bank PLC	5,108	MYR	1,136	1,151	(15)
6/21/2017	Barclays Bank PLC	51,108	MYR	11,366	11,513	(147)
6/21/2017	Barclays Bank PLC	6,309	MYR	1,403	1,421	(18)
6/21/2017	Barclays Bank PLC	36,652	MYR	8,173	8,257	(84)
6/21/2017	Barclays Bank PLC	20,694	MYR	4,611	4,662	(51)
6/21/2017	Barclays Bank PLC	106,615	MYR	23,861	24,018	(157)
6/21/2017	Barclays Bank PLC	26,594	MYR	5,952	5,991	(39)
6/21/2017	Barclays Bank PLC	8,459	MYR	1,893	1,906	(13)
6/21/2017	Barclays Bank PLC	44,729	MYR	10,010	10,076	(66)
6/21/2017	Barclays Bank PLC	2,066	MYR	462	465	(4)
6/21/2017	Barclays Bank PLC	63,172	MYR	14,120	14,231	(111)
6/21/2017	Barclays Bank PLC	66,600	MYR	14,900	15,004	(104)
6/21/2017	Barclays Bank PLC	58,857	MYR	13,227	13,259	(32)
6/21/2017	Barclays Bank PLC	43,053	MYR	9,677	9,699	(22)
6/21/2017	Barclays Bank PLC	33,499	MYR	7,519	7,547	(28)
6/21/2017	Barclays Bank PLC	34,814	MYR	7,805	7,843	(38)
6/21/2017	Barclays Bank PLC	1,267,734	NOK	148,061	147,730	331
6/21/2017	Barclays Bank PLC	1,024,080	NOK	119,571	119,337	234
6/21/2017	Barclays Bank PLC	1,266,450	NOK	147,293	147,581	(288)
6/21/2017	Barclays Bank PLC	1,022,745	NOK	118,959	119,181	(222)
6/21/2017	Barclays Bank PLC	1,310,323	NOK	152,670	152,693	(23)
6/21/2017	Barclays Bank PLC	972,710	NOK	113,314	113,351	(37)
6/21/2017	Barclays Bank PLC	1,257,666	NOK	147,168	146,557	611
6/21/2017	Barclays Bank PLC	923,124	NOK	108,071	107,573	498
6/21/2017	Barclays Bank PLC	1,229,136	NOK	145,254	143,232	2,022
6/21/2017	Barclays Bank PLC	987,442	NOK	116,672	115,068	1,604
6/21/2017	Barclays Bank PLC	1,269,320	NOK	149,748	147,915	1,833
6/21/2017	Barclays Bank PLC	1,043,524	NOK	123,105	121,603	1,502
6/21/2017	Barclays Bank PLC	1,249,375	NOK	148,055	145,591	2,464
6/21/2017	Barclays Bank PLC	1,018,886	NOK	120,758	118,732	2,026
6/21/2017	Barclays Bank PLC	1,040,930	NOK	122,801	121,301	1,500
6/21/2017	Barclays Bank PLC	850,995	NOK	100,386	99,167	1,219
6/21/2017	Barclays Bank PLC	971,395	NOK	114,589	113,198	1,391
6/21/2017	Barclays Bank PLC	1,225,542	NOK	144,525	142,814	1,711
6/21/2017	Barclays Bank PLC	26,230	NOK	3,090	3,057	33
6/21/2017	Barclays Bank PLC	4,546	NOK	538	530	8
6/21/2017	Barclays Bank PLC	1,055,915	NOK	124,049	123,047	1,002
6/21/2017	Barclays Bank PLC	1,236,468	NOK	145,316	144,087	1,229
6/21/2017	Barclays Bank PLC	324,322	NOK	38,236	37,794	442
6/21/2017	Barclays Bank PLC	1,060,563	NOK	124,406	123,588	818
6/21/2017	Barclays Bank PLC	1,222,730	NOK	143,449	142,486	963
6/21/2017	Barclays Bank PLC	4,995,831	JPY	45,043	44,982	61
6/21/2017	Barclays Bank PLC	1,305,260	JPY	11,780	11,753	27
6/21/2017	Barclays Bank PLC	510,217	NOK	59,862	59,456	406
6/21/2017	Barclays Bank PLC	1,253,678	NOK	147,098	146,092	1,006
6/21/2017	Barclays Bank PLC	148,040	NOK	17,260	17,251	9
6/21/2017	Barclays Bank PLC	974,216	NZD	682,212	679,570	2,642
6/21/2017	Barclays Bank PLC	973,272	NZD	681,551	678,911	2,640
6/21/2017	Barclays Bank PLC	188,279	NZD	131,686	131,335	351
6/21/2017	Barclays Bank PLC	15,170	NZD	10,666	10,582	85
6/21/2017	Barclays Bank PLC	89,627	NZD	62,976	62,520	456
6/21/2017	Barclays Bank PLC	277,049	NZD	193,712	193,257	455
6/21/2017	Barclays Bank PLC	114,720	NZD	80,395	80,024	371
6/21/2017	Barclays Bank PLC	127,444	NZD	88,843	88,899	(57)
6/21/2017	Barclays Bank PLC	808,070	PHP	15,921	16,046	(125)
6/21/2017	Barclays Bank PLC	161,575,254	PHP	3,178,113	3,208,384	(30,271)
6/21/2017	Barclays Bank PLC	714,811	PHP	14,065	14,194	(129)
6/21/2017	Barclays Bank PLC	472,487	PHP	9,320	9,382	(62)
6/21/2017	Barclays Bank PLC	1,103,594	PHP	21,875	21,914	(39)
6/21/2017	Barclays Bank PLC	464,173	PHP	9,181	9,217	(36)
6/21/2017	Barclays Bank PLC	436,368	PHP	8,605	8,665	(60)
6/21/2017	Barclays Bank PLC	787,670	PHP	15,516	15,641	(125)
6/21/2017	Barclays Bank PLC	475,532	PHP	9,426	9,443	(17)
6/21/2017	Barclays Bank PLC	284,931	PHP	5,647	5,658	(11)
6/21/2017	Barclays Bank PLC	351,529	PHP	6,960	6,980	(20)
6/21/2017	Barclays Bank PLC	18,719	NZD	13,088	13,058	30
6/21/2017	Barclays Bank PLC	466,211	PHP	9,233	9,258	(25)
6/21/2017	Barclays Bank PLC	48,037	PLN	11,770	12,116	(346)
6/21/2017	Barclays Bank PLC	8,418,042	PLN	2,061,785	2,123,282	(61,497)
6/21/2017	Barclays Bank PLC	2,809	PLN	690	709	(19)
6/21/2017	Barclays Bank PLC	34,091	PLN	8,551	8,599	(48)
6/21/2017	Barclays Bank PLC	5,690	PLN	1,435	1,435	-
6/21/2017	Barclays Bank PLC	97,902	RUB	1,611	1,705	(94)
6/21/2017	Barclays Bank PLC	351,546	RUB	5,822	6,121	(299)
6/21/2017	Barclays Bank PLC	2,762,921	RUB	46,497	48,110	(1,613)
6/21/2017	Barclays Bank PLC	808,338	RUB	13,672	14,075	(403)
6/21/2017	Barclays Bank PLC	2,541,216	RUB	43,840	44,249	(409)
6/21/2017	Barclays Bank PLC	283,201	RUB	4,924	4,931	(7)
6/21/2017	Barclays Bank PLC	35,210,867	SEK	3,922,848	3,959,961	(37,113)
6/21/2017	Barclays Bank PLC	248,835	SEK	27,747	27,985	(238)
6/21/2017	Barclays Bank PLC	77,320	SEK	8,668	8,696	(28)
6/21/2017	Barclays Bank PLC	26,561	SEK	2,967	2,987	(20)
6/21/2017	Barclays Bank PLC	167,805	SEK	19,079	18,872	207
6/21/2017	Barclays Bank PLC	59,155,118	SEK	6,743,417	6,652,832	90,586
6/21/2017	Barclays Bank PLC	41,288	SEK	4,707	4,643	63
6/21/2017	Barclays Bank PLC	921,868	SEK	105,289	103,677	1,612
6/21/2017	Barclays Bank PLC	40,056	SEK	4,558	4,505	53
6/21/2017	Barclays Bank PLC	1,838,061	SEK	208,831	206,716	2,115
6/21/2017	Barclays Bank PLC	16,902	SEK	1,934	1,901	33
6/21/2017	Barclays Bank PLC	734,582	SEK	84,176	82,614	1,562
6/21/2017	Barclays Bank PLC	76,803	SEK	8,779	8,638	141
6/21/2017	Barclays Bank PLC	32,628	SEK	3,726	3,669	57
6/21/2017	Barclays Bank PLC	177,684	SEK	20,143	19,983	160
6/21/2017	Barclays Bank PLC	2,694	SEK	303	303	-
6/21/2017	Barclays Bank PLC	467,085	SEK	52,431	52,530	(100)
6/21/2017	Barclays Bank PLC	4,175,351	SGD	2,943,339	2,990,042	(46,703)
6/21/2017	Barclays Bank PLC	4,309	SGD	3,048	3,086	(38)
6/21/2017	Barclays Bank PLC	13,221	SGD	9,465	9,468	(3)
6/21/2017	Barclays Bank PLC	4,732	SGD	3,384	3,389	(5)
6/21/2017	Barclays Bank PLC	740	SGD	528	530	(2)
6/21/2017	Barclays Bank PLC	2,790	SGD	2,003	1,998	5
6/21/2017	Barclays Bank PLC	13,906	SGD	9,958	9,958	-
6/21/2017	Barclays Bank PLC	13,464,302	TRY	3,491,365	3,610,593	(119,228)
6/21/2017	Barclays Bank PLC	573,406	TRY	148,608	153,765	(5,157)
6/21/2017	Barclays Bank PLC	573,547	TRY	148,608	153,803	(5,195)
6/21/2017	Barclays Bank PLC	107,472	TRY	27,842	28,820	(978)
6/21/2017	Barclays Bank PLC	567,514	TRY	148,287	152,185	(3,898)
6/21/2017	Barclays Bank PLC	47,837	TRY	12,498	12,828	(330)
6/21/2017	Barclays Bank PLC	286,516	TRY	76,334	76,832	(498)
6/21/2017	Barclays Bank PLC	45,896	TRY	12,340	12,307	33
6/21/2017	Barclays Bank PLC	70,466	TRY	18,929	18,896	33
6/21/2017	Barclays Bank PLC	43,021	TRY	11,668	11,537	131
6/21/2017	Barclays Bank PLC	28,308	TRY	7,613	7,591	22
6/21/2017	Barclays Bank PLC	161,067	TRY	43,110	43,192	(82)
6/21/2017	Barclays Bank PLC	56,122	TRY	15,063	15,050	13
6/21/2017	Barclays Bank PLC	160,350	TWD	5,203	5,305	(102)
6/21/2017	Barclays Bank PLC	220,264	TWD	7,162	7,287	(125)
6/21/2017	Barclays Bank PLC	2,353,553	TWD	77,172	77,861	(689)
6/21/2017	Barclays Bank PLC	546,008	TWD	17,916	18,064	(147)
6/21/2017	Barclays Bank PLC	163,130	TWD	5,385	5,397	(12)
6/21/2017	Barclays Bank PLC	3,381,030	TWD	111,332	111,853	(521)
6/21/2017	Barclays Bank PLC	328,880	TWD	10,834	10,880	(46)
6/21/2017	Barclays Bank PLC	190,852	TWD	6,283	6,314	(31)
6/21/2017	Barclays Bank PLC	376,528	TWD	12,534	12,456	78
6/21/2017	Barclays Bank PLC	390,016	TWD	12,983	12,903	80
6/21/2017	Barclays Bank PLC	540,441	TWD	17,849	17,879	(30)
6/21/2017	Barclays Bank PLC	840,892	ZAR	64,923	61,812	3,111
6/21/2017	Barclays Bank PLC	668,595	ZAR	52,320	49,147	3,173
6/21/2017	Barclays Bank PLC	8,649	ZAR	681	636	45
6/21/2017	Barclays Bank PLC	124,489	ZAR	9,818	9,151	667
						$ (136,375)
	Net unrealized appreciation on forward foreign currency contracts					$ 394,959

Altegris Funds
CONSOLIDATED PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Funds operate as investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options and futures shall be valued at the close price (typically at 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Futures Evolution
Assets	Level 1	Level 2	Level 3	Total
Investments
Unaffiliated Trading Companies	$ -	$ 29,060,382	$ -	$ 29,060,382
Structured Note	-	32,061,275	-	32,061,275
Bonds & Notes	-	422,712,188	-	422,712,188
U.S. Treasury Bills	-	65,368,648	-	65,368,648
Swaps	-	473,101	-	473,101
Total Investments	$ -	$ 549,675,594	$ -	$ 549,675,594

Macro Strategy
Assets	Level 1	Level 2	Level 3	Total
Investments
Equity Funds	$ 62,971	$ -	$ -	$ 62,971
Derivatives
Futures Contracts	5,566	-	-	5,566
Total Investments	$ 68,537	$ -	$ -	$ 68,537

Managed Futures
Assets	Level 1	Level 2	Level 3	Total
Investments
Unaffiliated Trading Companies	$ -	$ 3,366,463	$ -	$ 3,366,463
Exchange Traded Funds	21,105,676	-	-	21,105,676
Certificates of Deposit	-	9,349,000	-	9,349,000
Commercial Paper	-	20,523,318	-	20,523,318
Discount Agency Notes	-	60,798,349	-	60,798,349
U.S. Government Treasury Bills	-	5,997,660	-	5,997,660
Derivatives
Forward foreign currency contracts	-	394,959	-	394,959
Total Investments	$ 21,105,676	$ 100,429,749	$ -	$ 121,535,425
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Swaps	$ -	$ 21,584	$ -	$ 21,584
Futures Contracts	674,516	-	-	674,516
Total Liabilities	$ 674,516	$ 21,584	$ -	$ 696,100

GSA Trends
Assets	Level 1	Level 2	Level 3	Total
Derivatives
Futures Contracts	$ 323,648	$ -	$ -	$ 323,648
Total Investments	$ 323,648	$ -	$ -	$ 323,648
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Forward foreign currency contracts	$ -	$ 100,865	$ -	$ 100,865
Total Liabilities	$ -	$ 100,865	$ -	$ 100,865

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of Futures Evolution Strategy Fund with AFES Fund Limited (“AFES”), Macro Strategy Fund with AGMS Fund Limited (“AGMS”), Managed Futures Strategy Fund with AMFS Fund Limited (“AMFS”) and GSA Trends with AGSAT Fund Limited ("AGSAT") include the accounts of AGMS, AGSAT, AMFS and AFES, collectively the “CFCs’”, as wholly-owned and controlled foreign corporation subsidiaries, in which each Fund may invest up to 25% of its total assets.

The CFCs invest in the global derivatives markets through the use of unaffiliated trading companies. The unaffiliated trading companies are incorporated as exempted companies under the Companies Law of the Cayman Islands on September 8, 2011. The unaffiliated trading companies use one or more "managed futures" programs in one or more private investment vehicles or commodity pools advised by one or more commodity trading advisors (“CTAs”) either registered or exempt for registration with the U.S. Commodity Futures Trading Commission. Managed Futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. The investments in the unaffiliated trading companies are as follows:
CFC	Unaffiliated Trading Company
AFES	Futures Evolution Limited (“FEL”)
AGMS	Global Macro Strategy Limited (“GMSL”)
AMFS	Alternative Strategies Limited (“ASL”)

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES, AGMS, and AMFS investments daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisors fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at March 31, 2017, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

A summary of the Fund’s investment in AFES as follows:

	Inception Date of AFES	AFES Net Assets at March 31, 2017	% of Total Net Assets at March 31, 2017
AFES	October 31, 2011	$ 130,834,176	22.56%

	Inception Date of AGMS	AGMS Net Assets at March 31, 2017	% of Total Net Assets at March 31, 2017
AGMS	April 13, 2011	$ 930,710	20.70%

	Inception Date of AMFS	AMFS Net Assets at March 31, 2017	% of Fund Net Assets at March 31, 2017
AMFS	September 1, 2010	$ 26,127,959	15.17%

	Inception Date of AGSAT	AGSAT Net Assets at March 31, 2017	% of Fund Net Assets at March 31, 2017
AGSAT	December 31, 2016	$ 2,295,724	4.88%

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser.

Swap Agreements - The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Futures Contracts – The Funds are each subject to equity price risk in the normal course of pursuing their investment objectives. Each Fund may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain a Funds volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the reference assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that a Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Funds invest in derivative instruments issued for the Funds by Barclays Bank PLC (“Barclays”), a Barclays Product or other Counterparty’s products, as applicable (the “Product”). If Barclays or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Funds invest in financial instruments and enter into transactions that are denominated in currencies other than their functional currency. Consequently, each Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of each Fund’s assets or liabilities denominated in currencies other than the USD. Each Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

The following is a summary of risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by each fund as of March 31, 2017:

Futures Evolution Strategy Fund
Contract Type	Primary Risk Exposure	Net Unrealized Appreciation
Total Return Swap	Equity	$ 473,101

Macro Strategy Fund
Contract Type	Primary Risk Exposure	Net Unrealized Appreciation/ (Depreciation)
Long Futures Contracts	Equity	$ (6,737)
Long Futures Contracts	Interest Rate	12,303
	Total:	$ 5,566

Managed Futures Strategy Fund
Contract Type	Primary Risk Exposure	Net Unrealized Appreciation/ (Depreciation)
Total Return Swap	Equity	$ (21,584)

Long Futures Contracts	Currency	$ (466,287)
Long Futures Contracts	Commodity	216,379
Long Futures Contracts	Equity	188,239
Long Futures Contracts	Interest Rate	(612,847)
		$ (674,516)

Forward Currency Contracts	Currency	$ 394,959

GSA Trend Strategy Fund
Contract Type	Primary Risk Exposure	Net Unrealized Appreciation/ (Depreciation)
Long Futures Contracts	Currency	$ 52,749
Long Futures Contracts	Commodity	215,796
Long Futures Contracts	Equity	188,435
Long Futures Contracts	Interest Rate	(133,332)
		$ 323,648

Forward Currency Contracts	Currency	$ (100,865)

The notional value of the derivative instruments outstanding as of March 31, 2017 as disclosed in the Consolidated Portfolios of Investments and the amounts of unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Funds.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 5/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 5/25/2017

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 5/25/2017